                                                                               .
                                                                               .
                                                                               .

                        NYLIAC CORPEXEC VUL ANNUAL REPORT

                                DECEMBER 31, 2009

        TABLE OF CONTENTS - ANNUAL REPORT AND FUND PROSPECTUS SUPPLEMENTS



Message from New York Life Insurance and Annuity Corporation............      3

NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I
Statement of Assets and Liabilities.....................................      4
Statement of Operations.................................................     22
Statement of Changes in Net Assets......................................     32
Notes to Financial Statements...........................................     48
Report of Independent Registered Accounting Firm........................    102


               TABLE OF CONTENTS - MAINSTAY VP SERIES FUND, INC.


The 2009 Annual Report for the MainStay VP Series Fund, Inc. is provided to those NYLIAC CorpExec Variable Universal Life Insurance policyowners who had allocations to any of the following Investment Divisions:




  Balanced Portfolio - Initial Class*
  Bond Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Conservative Allocation
     Portfolio - Initial Class*
  Convertible Portfolio - Initial Class
  Floating Rate Portfolio - Initial
     Class
  Government Portfolio - Initial Class
  Growth Allocation Portfolio - Initial
     Class*
  Growth Equity Portfolio - Initial
     Class (formerly MainStay VP Capital
     Appreciation Portfolio - Initial
     Class)
  High Yield Corporate Bond
     Portfolio - Initial Class
  ICAP Select Equity Portfolio - Initial
     Class
  Income Builder Portfolio - Initial
     Class (formerly MainStay VP Total
     Return Portfolio - Initial Class)*
  International Equity
     Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial
     Class
     (Closed to new purchases)
  Mid Cap Core Portfolio - Initial Class

  Moderate Allocation
     Portfolio - Initial Class*
  Moderate Growth Allocation
     Portfolio - Initial Class*
  S&P 500 Index Portfolio - Initial
     Class
  U.S. Small Cap Portfolio - Initial
     Class (formerly MainStay VP Small
     Cap Growth Portfolio - Initial
     Class)





*The MainStay VP Balanced Portfolio - Initial Class, Conservative
 Allocation Portfolio - Initial Class, Growth Allocation
 Portfolio - Initial Class, Income Builder Portfolio - Initial Class,
 Moderate Allocation Portfolio - Initial Class and Moderate Growth
 Allocation Portfolio - Initial Class are not available under the CorpExec VUL policy.


          TABLE OF CONTENTS - ANNUAL REPORT OF THE INVESTMENT DIVISIONS
  (OTHER THAN THE MAINSTAY VP SERIES FUND, INC.) FOR NEW YORK LIFE INSURANCE AND
                                ANNUITY CORPORATION

The 2009 Annual Fund Reports for the NYLIAC CorpExec Variable Universal
Life Insurance products is provided to those policyowners who had allocations to any of the following Investment Divisions:
AIM V.I. Global Real Estate Fund - Series I Shares
AIM V.I. International Growth Fund - Series I Shares
AIM V.I. Mid Cap Core Equity Fund - Class I Shares
Alger American Capital Appreciation Portfolio - Class O Shares (Closed to
  new purchases)
Alger American SmallCap Growth Portfolio - Class O Shares (Closed to new
  purchases)
Alger American SMidCap Growth Portfolio - Class O Shares (formerly Alger
  American SmallCap and MidCap Growth Portfolio - Class O Shares)
AllianceBernstein VPS International Value Portfolio - Class A Shares
AllianceBernstein VPS Small/MidCap Value Portfolio - Class A Shares
American Century(R) VP Value - Class II
American Funds Asset Allocation Fund - Class 2 Shares
American Funds Global Growth Fund - Class I Shares
American Funds Global Small Capitalization Fund - Class 2 Shares
American Funds Growth Fund - Class 2 Shares
American Funds Growth - Income Fund - Class 2 Shares
American Funds International Fund - Class 2 Shares
CVS Calvert Social Balanced Portfolio (Closed to new purchases)
Davis Value Portfolio
Delaware VIP International Value Equity Series - Standard Class
Dreyfus IP Technology Growth - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares (Closed to new purchases)
DWS Dremen Small Mid Cap Value VIP - Class A Shares
DWS Global Opportunities VIP - Class A Shares
DWS Small Cap Index VIP - Class A Shares

Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
Fidelity(R) VIP Equity-Income Portfolio - Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio - Initial Class
Fidelity(R) VIP Freedom 2020 Portfolio - Initial Class
Fidelity(R) VIP Freedom 2030 Portfolio - Initial Class
Fidelity(R) VIP Freedom 2040 Portfolio - Initial Class
Fidelity(R) VIP Growth Portfolio - Initial Class
Fidelity(R) VIP Index 500 Portfolio - Initial Class
Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
Fidelity(R) VIP Mid-Cap Portfolio - Initial Class
Fidelity(R) VIP Money Market Portfolio - Initial Class
Fidelity(R) VIP Overseas Portfolio - Initial Class
Fidelity(R) VIP Value Leaders Portfolio - Initial Class
Fidelity(R) VIP Value Strategies Portfolio - Service Class 2
Janus Aspen Balanced - Institutional Shares
Janus Aspen Enterprise - Institutional Shares (formerly Janus Aspen
  Series Mid Cap Growth - Institutional Shares)
Janus Aspen Forty - Institutional Shares
Janus Aspen Worldwide - Institutional Shares (formerly Janus Aspen Series
  Worldwide Growth - Institutional Shares)
Lazard Retirement International Equity Portfolio
Lord Abbett Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund - Service Class
MFS(R) Global Total Return Portfolio - Initial Class
MFS(R) Investors Trust Series - Initial Class (Closed to new purchases)
MFS(R) New Discovery Series - Initial Class (Closed to new purchases)
MFS(R) Utilities Series - Initial Class
MFS(R) Value Series - Initial Class
Morgan Stanley UIF Emerging Markets Debt Portfolio - Class I
Morgan Stanley UIF Emerging Markets Equity Portfolio - Class I
Morgan Stanley UIF Mid Cap Value Portfolio - Class I
Morgan Stanley UIF U.S. Real Estate Portfolio - Class I
Neuberger Berman AMT Partners Portfolio - I Class
Oppenheimer Capital Appreciation Fund/VA - Non-Service Shares
Oppenheimer Core Bond Fund/VA - Non-Service Shares
PIMCO Global Bond Portfolio (Unhedged) - Administrative Class Shares
PIMCO High Yield Portfolio - Administrative Class Shares
PIMCO Long-Term U.S. Government Portfolio - Administrative Class Shares
PIMCO Low Duration Portfolio - Administrative Class Shares
PIMCO Real Return Portfolio - Administrative Class Shares
PIMCO Total Return Portfolio - Administrative Class Shares
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Bond Fund - Initial Class Shares
Van Eck Worldwide Hard Assets Fund - Initial Class Shares
Van Eck Worldwide Multi-Manager Alternatives Fund - Initial Class Shares
  (formerly Van Eck Worldwide Absolute Return Fund - Initial Class)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2009 Annual Report for your New York Life Insurance and Annuity Corporation variable universal life policy.

Depending on where your premiums were invested as of December 31, 2009, your Annual Report package may contain either two of the following books or all three of them:

- The New York Life Insurance and Annuity Corporation Annual Report, which contains the Separate Account financial information;

- The Annual Report for the Investment Divisions available from the MainStay VP Series Fund, Inc.; and

- The Annual Report for the remaining Investment Divisions.

The reports contain financial statements, notes and highlights, and other pertinent data for the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance. For current overall month-end performance information, please visit www.newyorklife.com.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives. If you would like additional information about your policy or about the Investment Divisions available to you, your Registered Representative can obtain it for you.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2010

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2009





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         COMMON
                                             BOND--             CASH             STOCK--
                                          INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $3,620,698       $127,665,042      $ 96,075,911
  Dividends due and accrued...........             --              1,141                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --              5,462                70

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              4              2,844            17,995
                                           ----------       ------------      ------------
       Total net assets...............     $3,620,694       $127,668,801      $ 96,057,986
                                           ==========       ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $   14,867       $  9,395,712      $  1,518,501
     Series II Policies...............             --            914,726        82,332,219
     Series III Policies..............      3,605,827        117,358,363        12,207,266
                                           ----------       ------------      ------------
       Total net assets...............     $3,620,694       $127,668,801      $ 96,057,986
                                           ==========       ============      ============
     Series I Variable accumulation
       unit value.....................     $    17.84       $       1.32      $      11.62
                                           ==========       ============      ============
     Series II Variable accumulation
       unit value.....................     $       --       $       1.16      $      13.59
                                           ==========       ============      ============
     Series III Variable accumulation
       unit value.....................     $    13.07       $       1.16      $      11.12
                                           ==========       ============      ============

Identified Cost of Investment.........     $3,580,867       $127,663,871      $111,884,871
                                           ==========       ============      ============




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                 MAINSTAY VP
                                                               MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME
       CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--
       INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------------------


         $625,993           $746,897         $2,108,700        $5,071,827        $17,524,907      $194,653,427        $471,838
               --              2,545                 --                --                 --                --              --

                9                  9                 --                --              2,782             1,323              --



               88                 --                  1                --                 59            39,316             122
         --------           --------         ----------        ----------        -----------      ------------        --------
         $625,914           $749,451         $2,108,699        $5,071,827        $17,527,630      $194,615,434        $471,716
         ========           ========         ==========        ==========        ===========      ============        ========



         $    226           $     --         $    5,367        $       --        $    78,095      $  3,356,184        $471,716
          412,162                 --                 --                --            169,237       179,293,256              --
          213,526            749,451          2,103,332         5,071,827         17,280,298        11,965,994              --
         --------           --------         ----------        ----------        -----------      ------------        --------
         $625,914           $749,451         $2,108,699        $5,071,827        $17,527,630      $194,615,434        $471,716
         ========           ========         ==========        ==========        ===========      ============        ========
         $  13.06           $     --         $    17.26        $    10.41        $     20.25      $      12.14        $  10.02
         ========           ========         ==========        ==========        ===========      ============        ========
         $  16.22           $   9.97         $    11.14        $    11.21        $     18.61      $      13.32        $     --
         ========           ========         ==========        ==========        ===========      ============        ========
         $  13.78           $  11.16         $    13.16        $    10.84        $     14.01      $      11.68        $     --
         ========           ========         ==========        ==========        ===========      ============        ========

         $577,840           $742,318         $2,097,564        $5,154,389        $17,075,480      $229,465,762        $375,989
         ========           ========         ==========        ==========        ===========      ============        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009





                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                          INTERNATIONAL       LARGE CAP          MID CAP
                                            EQUITY--          GROWTH--           CORE--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $56,454,024         $81,583         $46,765,565
  Dividends due and accrued...........              --              --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................              --              --               1,270

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           8,926              20               8,084
                                           -----------         -------         -----------
       Total net assets...............     $56,445,098         $81,563         $46,758,751
                                           ===========         =======         ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $33,898,916         $79,454         $        --
     Series II Policies...............         620,451              --          37,402,174
     Series III Policies..............      21,925,731           2,109           9,356,577
                                           -----------         -------         -----------
       Total net assets...............     $56,445,098         $81,563         $46,758,751
                                           ===========         =======         ===========
     Series I Variable accumulation
       unit value.....................     $     17.24         $  6.55         $        --
                                           ===========         =======         ===========
     Series II Variable accumulation
       unit value.....................     $     19.40         $    --         $     17.54
                                           ===========         =======         ===========
     Series III Variable accumulation
       unit value.....................     $     15.28         $ 11.42         $     13.05
                                           ===========         =======         ===========


Identified Cost of Investment.........     $62,013,055         $68,550         $51,905,345
                                           ===========         =======         ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                             ALGER AMERICAN
        MAINSTAY VP                          AIM V.I.           AIM V.I.         CAPITAL       ALGER AMERICAN    ALGER AMERICAN
          S&P 500        MAINSTAY VP          GLOBAL         INTERNATIONAL    APPRECIATION        SMALLCAP          SMID CAP
          INDEX--     U.S. SMALL CAP--  REAL ESTATE FUND--   GROWTH FUND--     PORTFOLIO--   GROWTH PORTFOLIO--     GROWTH--
       INITIAL CLASS    INITIAL CLASS     SERIES I SHARES   SERIES I SHARES  CLASS O SHARES    CLASS O SHARES    CLASS O SHARES
-------------------------------------------------------------------------------------------------------------------------------


       $136,842,863      $1,987,115         $1,125,418         $5,665,721        $   --          $  834,021             $26,602
                 --              --                 --                 --            --                  --                  --

                  9              --                 65                104            --                  --                  --



             29,322              --                 23                 --            --                  --                  --
       ------------      ----------         ----------         ----------        ------          ----------      --------------
       $136,813,550      $1,987,115         $1,125,460         $5,665,825        $   --          $  834,021             $26,602
       ============      ==========         ==========         ==========        ======          ==========      ==============



       $113,527,016      $       --         $       --         $       --        $   --          $       --      $           --
            338,973              --            105,075                 --            --                  --                  --
         22,947,561       1,987,115          1,020,385          5,665,825            --             834,021              26,602
       ------------      ----------         ----------         ----------        ------          ----------      --------------
       $136,813,550      $1,987,115         $1,125,460         $5,665,825        $   --          $  834,021             $26,602
       ============      ==========         ==========         ==========        ======          ==========      ==============
       $      11.25      $       --         $       --         $       --        $   --          $       --             $    --
       ============      ==========         ==========         ==========        ======          ==========      ==============
       $      11.50      $       --         $     7.55         $       --        $   --          $       --             $    --
       ============      ==========         ==========         ==========        ======          ==========      ==============
       $      10.97      $    10.47         $     8.52         $    10.89        $14.23          $    13.54             $  7.84
       ============      ==========         ==========         ==========        ======          ==========      ==============

       $155,733,893      $1,898,134         $  998,559         $6,053,109        $   --          $1,025,344             $21,750
       ============      ==========         ==========         ==========        ======          ==========      ==============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009





                                                           ALLIANCEBERNSTEIN
                                      ALLIANCEBERNSTEIN      VPS SMALL/MID         AMERICAN
                                      VPS INTERNATIONAL        CAP VALUE        CENTURY(R) VP
                                      VALUE PORTFOLIO--       PORTFOLIO--          VALUE--
                                        CLASS A SHARES       CLASS A SHARES        CLASS II
                                      -------------------------------------------------------

ASSETS:
  Investments, at net asset value..       $1,476,829           $1,377,192         $  947,444
  Dividends due and accrued........               --                   --                 --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........              104                   --                 --

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................               --                   --                 94
                                          ----------           ----------         ----------
       Total net assets............       $1,476,933           $1,377,192         $  947,350
                                          ==========           ==========         ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............       $       --           $       --         $       --
     Series II Policies............               --                   --            435,283
     Series III Policies...........        1,476,933            1,377,192            512,067
                                          ----------           ----------         ----------
       Total net assets............       $1,476,933           $1,377,192         $  947,350
                                          ==========           ==========         ==========
     Series I Variable accumulation
       unit value..................       $       --           $       --         $       --
                                          ==========           ==========         ==========
     Series II Variable
       accumulation unit value.....       $       --           $       --         $    11.14
                                          ==========           ==========         ==========
     Series III Variable
       accumulation unit value.....       $     5.84           $     9.64         $    10.24
                                          ==========           ==========         ==========


Identified Cost of Investment......       $1,150,985           $1,123,179         $1,037,263
                                          ==========           ==========         ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










       AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS                   AMERICAN FUNDS  AMERICAN FUNDS    CVS CALVERT
      ASSET ALLOCATION   GLOBAL GROWTH    GLOBAL SMALL    AMERICAN FUNDS   GROWTH-INCOME   INTERNATIONAL      SOCIAL
           FUND--           FUND--      CAPITALIZATION--   GROWTH FUND--      FUND--          FUND--         BALANCED
       CLASS 2 SHARES   CLASS 1 SHARES   CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------


         $1,029,406          $  73          $444,253        $6,686,004       $208,765       $8,655,413           $12,728
                 --             --                --                --             --               --                --

                 19             --                26                13             --               13                --



                 --             --                12                --             --               --                --
         ----------          -----          --------        ----------       --------       ----------    --------------
         $1,029,425          $  73          $444,267        $6,686,017       $208,765       $8,655,426           $12,728
         ==========          =====          ========        ==========       ========       ==========    ==============



         $       --          $  --          $     --        $       --       $     --       $       --    $           --
                 --             --            37,544                --             --               --                --
          1,029,425             73           406,723         6,686,017        208,765        8,655,426            12,728
         ----------          -----          --------        ----------       --------       ----------    --------------
         $1,029,425          $  73          $444,267        $6,686,017       $208,765       $8,655,426           $12,728
         ==========          =====          ========        ==========       ========       ==========    ==============
         $       --          $  --          $     --        $       --       $     --       $       --           $    --
         ==========          =====          ========        ==========       ========       ==========    ==============
         $       --          $  --          $   6.67        $     4.97       $     --       $    11.64           $    --
         ==========          =====          ========        ==========       ========       ==========    ==============
         $     9.36          $9.99          $   9.29        $     8.74       $   8.02       $     9.85           $ 10.95
         ==========          =====          ========        ==========       ========       ==========    ==============

         $  911,801          $  73          $329,338        $5,776,923       $161,778       $7,734,563           $15,905
         ==========          =====          ========        ==========       ========       ==========    ==============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                                              DELAWARE VIP
                                                             INTERNATIONAL        DREYFUS IP
                                                              VALUE EQUITY        TECHNOLOGY
                                           DAVIS VALUE          SERIES--           GROWTH--
                                            PORTFOLIO        STANDARD CLASS     INITIAL SHARES
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $1,352,674           $3,454            $932,469
  Dividends due and accrued...........              --               --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           1,543               --                  11

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              --               --                  --
                                            ----------           ------            --------
       Total net assets...............      $1,354,217           $3,454            $932,480
                                            ==========           ======            ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $       --           $   --            $     --
     Series II Policies...............              --               --                  --
     Series III Policies..............      $1,354,217           $3,454            $932,480
                                            ----------           ------            --------
       Total net assets...............      $1,354,217           $3,454            $932,480
                                            ==========           ======            ========
     Series I Variable accumulation
       unit value.....................      $       --           $   --            $     --
                                            ==========           ======            ========
     Series II Variable accumulation
       unit value.....................      $    10.73           $   --            $   9.86
                                            ==========           ======            ========
     Series III Variable accumulation
       unit value.....................      $     9.28           $ 6.46            $  11.17
                                            ==========           ======            ========

Identified Cost of Investment.........      $1,185,438           $3,494            $826,979
                                            ==========           ======            ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









         DREYFUS VIF      DWS DREMAN       DWS GLOBAL           DWS                          FIDELITY(R) VIP   FIDELITY(R) VIP
         DEVELOPING      SMALL MID CAP    OPPORTUNITIES      SMALL CAP     FIDELITY(R) VIP       EQUITY-         FREEDOM 2010
          LEADERS--       VALUE VIP--         VIP--         INDEX VIP--    CONTRAFUND(R)--       INCOME--        PORTFOLIO--
       INITIAL SHARES   CLASS A SHARES   CLASS A SHARES   CLASS A SHARES    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
       -----------------------------------------------------------------------------------------------------------------------


           $13,291         $969,214          $1,999         $14,481,503      $23,958,374        $4,235,945        $1,208,657
                --               --              --                  --               --                --                --

                --               --              35                 115            2,811                19               102



                --               --              --                  --              256                 1                --
           -------         --------          ------         -----------      -----------        ----------        ----------
           $13,291         $969,214          $2,034         $14,481,618      $23,960,929        $4,235,963        $1,208,759
           =======         ========          ======         ===========      ===========        ==========        ==========



           $    --         $     --          $   --         $        --      $   152,905        $    2,799        $       --
                16               --              --                   8        1,003,090            12,516                --
            13,275          969,214           2,034          14,481,610       22,804,934         4,220,648         1,208,759
           -------         --------          ------         -----------      -----------        ----------        ----------
           $13,291         $969,214          $2,034         $14,481,618      $23,960,929        $4,235,963        $1,208,759
           =======         ========          ======         ===========      ===========        ==========        ==========
           $    --         $     --          $   --         $        --      $     18.00        $    11.77        $       --
           =======         ========          ======         ===========      ===========        ==========        ==========
           $ 10.90         $     --          $   --         $      9.66      $     16.09        $    12.79        $    10.20
           =======         ========          ======         ===========      ===========        ==========        ==========
           $  7.90         $   8.03          $ 7.76         $     11.25      $     13.28        $    10.44        $    11.14
           =======         ========          ======         ===========      ===========        ==========        ==========

           $20,927         $900,518          $1,471         $14,936,063      $25,709,792        $4,327,756        $1,187,823
           =======         ========          ======         ===========      ===========        ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                         FIDELITY(R) VIP    FIDELITY(R) VIP
                                           FREEDOM 2020       FREEDOM 2030     FIDELITY(R) VIP
                                           PORTFOLIO--        PORTFOLIO--          GROWTH--
                                          INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $5,133,086         $4,087,647          $833,699
  Dividends due and accrued...........              --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             156              1,138                --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................               5                 --                13
                                            ----------         ----------          --------
       Total net assets...............      $5,133,237         $4,088,785          $833,686
                                            ==========         ==========          ========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $       --         $       --          $     --
     Series II Policies...............          22,376                 --            58,594
     Series III Policies..............       5,110,861          4,088,785           775,092
                                            ----------         ----------          --------
       Total net assets...............      $5,133,237         $4,088,785          $833,686
                                            ==========         ==========          ========
     Series I Variable accumulation
       unit value.....................      $       --         $       --          $     --
                                            ==========         ==========          ========
     Series II Variable accumulation
       unit value.....................      $     9.49         $       --          $   9.97
                                            ==========         ==========          ========
     Series III Variable accumulation
       unit value.....................      $    10.72         $    10.03          $   9.65
                                            ==========         ==========          ========

Identified Cost of Investment.........      $5,072,249         $3,933,910          $774,798
                                            ==========         ==========          ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                       FIDELITY(R) VIP                   FIDELITY(R) VIP                   FIDELITY(R) VIP  FIDELITY(R) VIP
      FIDELITY(R) VIP     INVESTMENT    FIDELITY(R) VIP    MONEY MARKET   FIDELITY(R) VIP       VALUE            VALUE
        INDEX 500--      GRADE BOND--      MID-CAP--       PORTFOLIO--       OVERSEAS--       LEADERS--       STRATEGIES--
       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERVICE CLASS 2
      ---------------------------------------------------------------------------------------------------------------------


        $33,502,037       $9,287,764      $20,739,692       $8,628,402      $ 9,127,681        $21,705          $180,773
                 --               --               --            1,626               --             --                --

              1,090               --            3,238               --            2,855             --                --



                 31              274              143               --               11             --                --
        -----------       ----------      -----------       ----------      -----------        -------          --------
        $33,503,096       $9,287,490      $20,742,787       $8,630,028      $ 9,130,525        $21,705          $180,773
        ===========       ==========      ===========       ==========      ===========        =======          ========


        $        --       $       --      $        --       $       --      $        --        $    --          $     --
            143,300        1,300,821          668,536               --           34,704             --                --
         33,359,796        7,986,669       20,074,251        8,630,028        9,095,821         21,705           180,773
        -----------       ----------      -----------       ----------      -----------        -------          --------
        $33,503,096       $9,287,490      $20,742,787       $8,630,028      $ 9,130,525        $21,705          $180,773
        ===========       ==========      ===========       ==========      ===========        =======          ========
        $        --       $       --      $        --       $       --      $        --        $    --          $     --
        ===========       ==========      ===========       ==========      ===========        =======          ========
        $     13.42       $    14.60      $     19.22       $       --      $      9.76        $    --          $     --
        ===========       ==========      ===========       ==========      ===========        =======          ========
        $     10.97       $    12.90      $     15.16       $    10.02      $     12.26        $ 12.75          $  11.40
        ===========       ==========      ===========       ==========      ===========        =======          ========

        $38,461,087       $9,107,542      $20,566,306       $8,628,402      $11,182,830        $18,691          $169,229
        ===========       ==========      ===========       ==========      ===========        =======          ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009




                                           JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                            BALANCED         ENTERPRISE           FORTY
                                           PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
                                          INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                             SHARES            SHARES            SHARES
                                         --------------------------------------------------


ASSETS:
  Investments, at net asset value.....     $16,517,087       $7,102,100        $6,693,529
  Dividends due and accrued...........              --               --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................              60              805             1,832

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           2,912               --                --
                                           -----------       ----------        ----------
       Total net assets...............     $16,514,235       $7,102,905        $6,695,361
                                           ===========       ==========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $ 9,772,330       $       --        $       --
     Series II Policies...............       1,727,672               --                --
     Series III Policies..............       5,014,233        7,102,905         6,695,361
                                           -----------       ----------        ----------
       Total net assets...............     $16,514,235       $7,102,905        $6,695,361
                                           ===========       ==========        ==========
     Series I Variable accumulation
       unit value.....................     $     21.42       $       --        $       --
                                           ===========       ==========        ==========
     Series II Variable accumulation
       unit value.....................     $     15.86       $       --        $       --
                                           ===========       ==========        ==========
     Series III Variable accumulation
       unit value.....................     $     14.87       $    14.22        $    12.53
                                           ===========       ==========        ==========

Identified Cost of Investment.........     $15,449,778       $7,352,111        $6,637,963
                                           ===========       ==========        ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









        JANUS ASPEN                                       LVIP BARON
         WORLDWIDE         LAZARD         LORD ABBETT       GROWTH                          MFS(R) NEW
        PORTFOLIO--      RETIREMENT      SERIES FUND--   OPPORTUNITIES  MFS(R) INVESTORS     DISCOVERY    MFS(R) UTILITIES
       INSTITUTIONAL    INTERNATIONAL    MID-CAP VALUE   FUND--SERVICE   TRUST SERIES--      SERIES--         SERIES--
          SHARES      EQUITY PORTFOLIO     PORTFOLIO     CLASS SHARES     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------


        $1,266,691       $2,919,022       $4,265,316      $2,591,874         $80,522          $7,806         $1,751,741
                --               --               --              --              --              --                 --

                --               --               91           1,071              --              --                 75



                45               39                7              11              17              --                 26
        ----------       ----------       ----------      ----------         -------          ------         ----------
        $1,266,646       $2,918,983       $4,265,400      $2,592,934         $80,505          $7,806         $1,751,790
        ==========       ==========       ==========      ==========         =======          ======         ==========



        $  172,131       $       --       $       --      $       --         $    --          $   --         $       --
                --          178,487           30,865          34,420          80,505              --            119,468
         1,094,515        2,740,496        4,234,535       2,558,514              --           7,806          1,632,322
        ----------       ----------       ----------      ----------         -------          ------         ----------
        $1,266,646       $2,918,983       $4,265,400      $2,592,934         $80,505          $7,806         $1,751,790
        ==========       ==========       ==========      ==========         =======          ======         ==========
        $    11.02       $       --       $       --      $       --         $    --          $   --         $       --
        ==========       ==========       ==========      ==========         =======          ======         ==========
        $    10.53       $     9.38       $    13.83      $     7.68         $ 14.44          $   --         $    14.41
        ==========       ==========       ==========      ==========         =======          ======         ==========
        $    10.18       $    11.29       $    10.87      $    10.09         $    --          $12.02         $    16.01
        ==========       ==========       ==========      ==========         =======          ======         ==========

        $1,218,476       $3,106,698       $3,730,198      $2,057,325         $79,810          $8,684         $1,900,385
        ==========       ==========       ==========      ==========         =======          ======         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009




                                                                          MORGAN STANLEY
                                                        MORGAN STANLEY     UIF EMERGING
                                       MFS(R) VALUES     UIF EMERGING         MARKETS
                                         SERIES--       MARKETS DEBT--       EQUITY--
                                       INITIAL CLASS        CLASS I           CLASS I
                                      --------------------------------------------------

ASSETS:
  Investments, at net asset value..     $2,198,078        $1,710,062        $8,799,678
  Dividends due and accrued........             --                --                --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........             --             1,875               270

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................             --                21                28
                                        ----------        ----------        ----------
       Total net assets............     $2,198,078        $1,711,916        $8,799,920
                                        ==========        ==========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............     $       --        $       --        $      372
     Series II Policies............             --            85,527           110,026
     Series III Policies...........      2,198,078         1,626,389         8,689,522
                                        ----------        ----------        ----------
       Total net assets............     $2,198,078        $1,711,916        $8,799,920
                                        ==========        ==========        ==========
     Series I Variable accumulation
       unit value..................     $       --        $       --        $    23.68
                                        ==========        ==========        ==========
     Series II Variable
       accumulation unit value.....     $       --        $    14.66        $    17.10
                                        ==========        ==========        ==========
     Series III Variable
       accumulation unit value.....     $    11.95        $    15.88        $    21.16
                                        ==========        ==========        ==========

Identified Cost of Investment......     $1,853,192        $1,618,260        $9,130,067
                                        ==========        ==========        ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                OPPENHEIMER
                                               NEUBERGER          CAPITAL         OPPENHEIMER
       MORGAN STANLEY     MORGAN STANLEY        BERMAN         APPRECIATION        CORE BOND         PIMCO LOW        PIMCO REAL
      UIF U.S. MID-CAP     UIF U.S. REAL     AMT PARTNERS         FUND/VA           FUND/VA         DURATION--         RETURN--
           VALUE--           ESTATE--         PORTFOLIO--       NON-SERVICE       NON-SERVICE     ADMINISTRATIVE    ADMINISTRATIVE
           CLASS I            CLASS I           CLASS I           SHARES            SHARES         CLASS SHARES      CLASS SHARES
      ----------------------------------------------------------------------------------------------------------------------------

          $146,678          $8,557,765         $606,279           $37,466           $1,109          $1,889,415        $11,046,751
                --                  --               --                --               --               2,989             12,198

                --                  28               --                 9               --                  --              2,141



                --                  26               --                --               --                  --                 16
          --------          ----------         --------           -------           ------          ----------        -----------
          $146,678          $8,557,767         $606,279           $37,475           $1,109          $1,892,404        $11,061,074
          ========          ==========         ========           =======           ======          ==========        ===========



          $     --          $       --         $     --           $    --           $   --          $       --        $        --
                --             103,902               --                --               --                 364             55,367
           146,678           8,453,865          606,279            37,475            1,109           1,892,040         11,005,707
          --------          ----------         --------           -------           ------          ----------        -----------
          $146,678          $8,557,767         $606,279           $37,475           $1,109          $1,892,404        $11,061,074
          ========          ==========         ========           =======           ======          ==========        ===========
          $     --          $       --         $     --           $    --           $   --          $       --        $        --
          ========          ==========         ========           =======           ======          ==========        ===========
          $     --          $    17.78         $     --           $    --           $   --          $    10.12        $     12.53
          ========          ==========         ========           =======           ======          ==========        ===========
          $  16.75          $    14.61         $   7.91           $  8.82           $ 8.12          $    12.77        $     12.69
          ========          ==========         ========           =======           ======          ==========        ===========

          $ 98,983          $8,304,058         $481,928           $29,980           $1,366          $1,873,951        $10,831,436
          ========          ==========         ========           =======           ======          ==========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                                                                PIMCO VIT
                                           PIMCO TOTAL       PIMCO U.S.        GLOBAL BOND
                                            RETURN--        GOVERNMENT--       PORTFOLIO--
                                         ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                                          CLASS SHARES      CLASS SHARES      CLASS SHARES
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $39,013,507        $107,800           $84,732
  Dividends due and accrued...........         106,123             381               168
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           5,950               9                --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              33              --                --
                                           -----------        --------           -------
       Total net assets...............     $39,125,547        $108,190           $84,900
                                           ===========        ========           =======

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $        --        $     --           $    --
     Series II Policies...............         109,605              --                --
     Series III Policies..............      39,015,942         108,190            84,900
                                           -----------        --------           -------
       Total net assets...............     $39,125,547        $108,190           $84,900
                                           ===========        ========           =======
     Series I Variable accumulation
       unit value.....................     $        --        $     --           $    --
                                           ===========        ========           =======
     Series II Variable accumulation
       unit value.....................     $     12.03        $     --           $    --
                                           ===========        ========           =======
     Series III Variable accumulation
       unit value.....................     $     14.31        $  13.35           $ 11.31
                                           ===========        ========           =======

Identified Cost of Investment.........     $37,775,063        $116,583           $86,120
                                           ===========        ========           =======




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








           ROYCE            ROYCE
         MICRO-CAP        SMALL-CAP      T. ROWE PRICE
        PORTFOLIO--      PORTFOLIO--       BLUE CHIP      T. ROWE PRICE    T. ROWE PRICE    T. ROWE PRICE     T. ROWE PRICE
        INVESTMENT       INVESTMENT         GROWTH        EQUITY INCOME      INDEX 500      INTERNATIONAL     LIMITED-TERM
           CLASS            CLASS          PORTFOLIO        PORTFOLIO        PORTFOLIO     STOCK PORTFOLIO   BOND PORTFOLIO
      ---------------------------------------------------------------------------------------------------------------------


        $2,285,905       $7,159,737       $8,659,222       $18,252,692       $393,265         $2,099,284      $  2,434,555
                --               --               --                --             --                 --             8,150

                93            2,641              195             1,642             54                525             1,125



                10               --               --               294             --                106                16
        ----------       ----------       ----------       -----------       --------         ----------      ------------
        $2,285,988       $7,162,378       $8,659,417       $18,254,040       $393,319         $2,099,703        $2,443,814
        ==========       ==========       ==========       ===========       ========         ==========      ============



        $       --       $       --       $       --       $   384,686       $     --         $       --        $       --
            48,017               --               --           881,232             --            489,296            52,314
         2,237,971        7,162,378        8,659,417        16,988,122        393,319          1,610,407         2,391,500
        ----------       ----------       ----------       -----------       --------         ----------      ------------
        $2,285,988       $7,162,378       $8,659,417       $18,254,040       $393,319         $2,099,703        $2,443,814
        ==========       ==========       ==========       ===========       ========         ==========      ============
        $       --       $       --       $       --       $     14.06       $     --         $       --        $       --
        ==========       ==========       ==========       ===========       ========         ==========      ============
        $    13.71       $    10.50       $    12.64       $     12.18       $     --         $    13.59        $    12.92
        ==========       ==========       ==========       ===========       ========         ==========      ============
        $    13.89       $    11.29       $    11.74       $     11.42       $  10.13         $    13.64        $    12.35
        ==========       ==========       ==========       ===========       ========         ==========      ============

        $1,762,676       $6,016,032       $8,515,716       $19,457,496       $448,706         $2,303,598        $2,402,199
        ==========       ==========       ==========       ===========       ========         ==========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2009



                                                                        T. ROWE PRICE
                                                      T. ROWE PRICE       PERSONAL           VAN ECK
                                                       NEW AMERICA        STRATEGY          WORLDWIDE
                                                         GROWTH           BALANCED            HARD
                                                        PORTFOLIO         PORTFOLIO          ASSETS
                                                     --------------------------------------------------

ASSETS:
  Investments, at net asset value................      $2,354,957        $25,162,334        $151,981
  Dividends due and accrued......................              --                 --              --
  Net receivable from (payable to) New York Life
     Insurance and
     Annuity Corporation.........................              --              6,057              26

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges..........              --                 --              --
                                                       ----------        -----------        --------
       Total net assets..........................      $2,354,957        $25,168,391        $152,007
                                                       ==========        ===========        ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies...........................      $       --        $        --        $     --
     Series II Policies..........................              --                 --              --
     Series III Policies.........................       2,354,957         25,168,391         152,007
                                                       ----------        -----------        --------
       Total net assets..........................      $2,354,957        $25,168,391        $152,007
                                                       ==========        ===========        ========
     Series I Variable accumulation unit value...      $       --        $        --        $     --
                                                       ==========        ===========        ========
     Series II Variable accumulation unit value..      $    14.07        $        --        $     --
                                                       ==========        ===========        ========
     Series III Variable accumulation unit
       value.....................................      $    12.18        $     12.96        $   7.46
                                                       ==========        ===========        ========

Identified Cost of Investment....................      $2,178,314        $23,713,333        $138,908
                                                       ==========        ===========        ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









         VAN ECK
        WORLDWIDE     VAN ECK WIT
      MULTI-MANAGER    WORLDWIDE
       ALTERNATIVES    BOND FUND
      ---------------------------

         $187,599       $39,856
               --            --

               --            26



               --             8
         --------       -------
         $187,599       $39,874
         ========       =======


         $     --       $    --
               --        27,221
          187,599        12,653
         --------       -------
         $187,599       $39,874
         ========       =======
         $     --            --
         ========       =======
         $     --       $ 11.23
         ========       =======
         $  11.11       $ 11.27
         ========       =======
         $190,682       $36,021
         ========       =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2009





                                                                              MAINSTAY VP
                                            MAINSTAY VP                          COMMON
                                               BOND--        MAINSTAY VP        STOCK--
                                           INITIAL CLASS   CASH MANAGEMENT   INITIAL CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $ 169,708      $      91,547     $ 1,742,689
  Mortality and expense risk charges....       (13,608)          (738,047)       (203,815)
                                             ---------      -------------     -----------
       Net investment income (loss).....       156,100           (646,500)      1,538,874
                                             ---------      -------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       915,645        148,176,470       1,866,062
  Cost of investments sold..............      (880,294)      (148,168,629)     (2,525,589)
                                             ---------      -------------     -----------
       Net realized gain (loss) on
          investments...................        35,351              7,841        (659,527)
  Realized gain distribution received...        13,878                 --              --
  Change in unrealized appreciation
     (depreciation) on investments......        21,817             (6,221)     18,146,266
                                             ---------      -------------     -----------
       Net gain (loss) on investments...        71,046              1,620      17,486,739
                                             ---------      -------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 227,146      $    (644,880)    $19,025,613
                                             =========      =============     ===========








                                            MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                           INTERNATIONAL      LARGE CAP         MID CAP
                                              EQUITY--         GROWTH--          CORE--
                                           INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 3,561,491        $     --       $    180,905
  Mortality and expense risk charges....       (166,491)           (220)           (92,538)
                                            -----------        --------       ------------
       Net investment income (loss).....      3,395,000            (220)            88,367
                                            -----------        --------       ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      6,384,956          24,983         11,764,633
  Cost of investments sold..............     (9,709,281)        (29,118)       (23,995,165)
                                            -----------        --------       ------------
       Net realized gain (loss) on
          investments...................     (3,324,325)         (4,135)       (12,230,532)
  Realized gain distribution received...             --              --                 --
  Change in unrealized appreciation
     (depreciation) on investments......      8,838,107          28,323         21,299,029
                                            -----------        --------       ------------
       Net gain (loss) on investments...      5,513,782          24,188          9,068,497
                                            -----------        --------       ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 8,908,782        $ 23,968       $  9,156,864
                                            ===========        ========       ============




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                                                             MAINSTAY VP
                                                            MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP      MAINSTAY VP       MAINSTAY VP         GROWTH         CORPORATE       ICAP SELECT         INCOME
       CONVERTIBLE--   FLOATING RATE--    GOVERNMENT--        EQUITY--          BOND--          EQUITY--         BUILDER--
       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
      -----------------------------------------------------------------------------------------------------------------------


         $  10,893         $ 21,823         $  72,427       $    26,269      $ 1,143,217      $  2,342,340      $    15,301
            (1,737)          (2,646)           (8,940)          (17,449)         (59,349)         (333,429)          (6,311)
         ---------         --------         ---------       -----------      -----------      ------------      -----------
             9,156           19,177            63,487             8,820        1,083,868         2,008,911            8,990
         ---------         --------         ---------       -----------      -----------      ------------      -----------


           242,419           57,967           872,747         4,519,526        2,772,480         9,481,558        5,968,457
          (370,751)         (67,382)         (813,811)       (6,351,090)      (3,933,846)      (14,322,430)      (8,701,677)
         ---------         --------         ---------       -----------      -----------      ------------      -----------
          (128,332)          (9,415)           58,936        (1,831,564)      (1,161,366)       (4,840,872)      (2,733,220)
                --               --             1,928                --               --                --               --

           311,813          137,466           (98,519)        3,019,463        4,963,290        35,681,347        2,971,456
         ---------         --------         ---------       -----------      -----------      ------------      -----------
           183,481          128,051           (37,655)        1,187,899        3,801,924        30,840,475          238,236
         ---------         --------         ---------       -----------      -----------      ------------      -----------

         $ 192,637         $147,228         $  25,832       $ 1,196,719      $ 4,885,792      $ 32,849,386      $   247,226
         =========         ========         =========       ===========      ===========      ============      ===========







                                                                             MAINSTAY VP        AIM V.I.
        MAINSTAY VP                        MAINSTAY VP      MAINSTAY VP       U.S. SMALL         GLOBAL          AIM V.I.
          MID CAP        MAINSTAY VP         S&P 500         SMALL CAP          CAP--         REAL ESTATE      INTERNATIONAL
          GROWTH--     MID CAP VALUE--       INDEX--          GROWTH--         INITIAL           FUND--        GROWTH FUND--
       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS       CLASS(E)     SERIES I SHARES   SERIES I SHARES
      -----------------------------------------------------------------------------------------------------------------------


        $         --     $  1,928,846     $  3,351,622      $        --        $    --         $      --        $   73,685
             (19,885)         (92,468)        (370,986)          (7,173)          (747)           (3,156)          (19,547)
        ------------     ------------     ------------      -----------        -------         ---------        ----------
             (19,885)       1,836,378        2,980,636           (7,173)          (747)           (3,156)           54,138
        ------------     ------------     ------------      -----------        -------         ---------        ----------


          10,233,955       52,744,406       13,839,439        2,811,541          2,881           260,678           423,303
         (11,032,366)     (69,504,271)     (21,225,648)      (4,165,078)        (2,828)         (774,282)         (653,510)
        ------------     ------------     ------------      -----------        -------         ---------        ----------
            (798,411)     (16,759,865)      (7,386,209)      (1,353,537)            53          (513,604)         (230,207)
             126,257               --               --               --             --                --                --

           2,743,980       24,288,630       32,911,823        1,692,394         88,981           699,851         1,567,642
        ------------     ------------     ------------      -----------        -------         ---------        ----------
           2,071,826        7,528,765       25,525,614          338,857         89,034           186,247         1,337,435
        ------------     ------------     ------------      -----------        -------         ---------        ----------

        $  2,051,941     $  9,365,143     $ 28,506,250      $   331,684        $88,287         $ 183,091        $1,391,573
        ============     ============     ============      ===========        =======         =========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009



                                           ALGER AMERICAN    ALGER AMERICAN
                                               CAPITAL          SMALLCAP      ALGER AMERICAN
                                            APPRECIATION         GROWTH          SMID CAP
                                             PORTFOLIO--      PORTFOLIO--        GROWTH--
                                           CLASS O SHARES    CLASS O SHARES   CLASS O SHARES
                                          ---------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $     --         $      --          $   --
  Mortality and expense risk charges....           (60)           (3,580)            (65)
                                              --------         ---------          ------
       Net investment income (loss).....           (60)           (3,580)            (65)
                                              --------         ---------          ------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        17,355           266,502             684
  Cost of investments sold..............       (14,923)         (395,108)           (966)
                                              --------         ---------          ------
       Net realized gain (loss) on
          investments...................         2,432          (128,606)           (282)
  Realized gain distribution received...            --                --              --
  Change in unrealized appreciation
     (depreciation) on investments......         2,165           425,516           7,013
                                              --------         ---------          ------
       Net gain (loss) on investments...         4,597           296,910           6,731
                                              --------         ---------          ------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $  4,537         $ 293,330          $6,666
                                              ========         =========          ======








                                           AMERICAN FUNDS    AMERICAN FUNDS
                                           GROWTH-INCOME      INTERNATIONAL      CVS CALVERT
                                               FUND--            FUND--        SOCIAL BALANCED
                                           CLASS 2 SHARES    CLASS 2 SHARES       PORTFOLIO
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $  2,874         $   112,405          $  251
  Mortality and expense risk charges....          (728)            (27,209)            (50)
                                              --------         -----------          ------
       Net investment income (loss).....         2,146              85,196             201
                                              --------         -----------          ------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        54,972           1,513,692             298
  Cost of investments sold..............       (76,466)         (2,334,151)           (439)
                                              --------         -----------          ------
       Net realized gain (loss) on
          investments...................       (21,494)           (820,459)           (141)
  Realized gain distribution received...            --              38,322              --
  Change in unrealized appreciation
     (depreciation) on investments......        72,530           3,173,179           2,479
                                              --------         -----------          ------
       Net gain (loss) on investments...        51,036           2,391,042           2,338
                                              --------         -----------          ------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 53,182         $ 2,476,238          $2,539
                                              ========         ===========          ======




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







      ALLIANCEBERN-
          STEIN        ALLIANCEBERN-
           VPS             STEIN                         AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS
      INTERNATIONAL      VPS SMALL/        AMERICAN          ASSET        GLOBAL GROWTH     GLOBAL SMALL
          VALUE        MID CAP VALUE    CENTURY(R) VP      ALLOCATION         FUND--        CAPITALIZA-     AMERICAN FUNDS
       PORTFOLIO--      PORTFOLIO--        VALUE--           FUND--          CLASS 1           TION--       GROWTH FUND--
      CLASS A SHARES   CLASS A SHARES      CLASS II      CLASS 2 SHARES     SHARES(F)      CLASS 2 SHARES   CLASS 2 SHARES
     ---------------------------------------------------------------------------------------------------------------------


        $  17,268        $   1,250         $ 34,879        $  20,412           $--           $   1,044        $   35,624
           (4,870)          (2,073)          (2,439)          (2,267)           --              (1,162)          (15,825)
        ---------        ---------         --------        ---------           ---           ---------        ----------
           12,398             (823)          32,440           18,145            --                (118)           19,799
        ---------        ---------         --------        ---------           ---           ---------        ----------


          387,500          154,598           67,439           70,020            --             158,830           402,856
         (650,657)        (195,372)         (93,043)        (108,917)           --            (235,704)         (777,259)
        ---------        ---------         --------        ---------           ---           ---------        ----------
         (263,157)         (40,774)         (25,604)         (38,897)           --             (76,874)         (374,403)
               --            4,876               --               --            --                  --                --

          557,170          308,735          146,167          164,234            --             211,562         1,807,758
        ---------        ---------         --------        ---------           ---           ---------        ----------
          294,013          272,837          120,563          125,337            --             134,688         1,433,355
        ---------        ---------         --------        ---------           ---           ---------        ----------

        $ 306,411        $ 272,014         $153,003        $ 143,482           $--           $ 134,570        $1,453,154
        =========        =========         ========        =========           ===           =========        ==========






                        DELAWARE VIP
                       INTERNATIONAL      DREYFUS IP      DREYFUS VIF       DWS DREMAN       DWS GLOBAL
                        VALUE EQUITY      TECHNOLOGY       DEVELOPING     SMALL MID CAP    OPPORTUNITIES    DWS SMALL CAP
       DAVIS VALUE        SERIES--         GROWTH--        LEADERS--       VALUE VIP--         VIP--         INDEX VIP--
        PORTFOLIO      STANDARD CLASS   INITIAL SHARES   INITIAL SHARES   CLASS A SHARES   CLASS A SHARES   CLASS A SHARES
     ---------------------------------------------------------------------------------------------------------------------


       $    10,488         $  25           $  2,901         $   183        $    17,399        $    236       $   182,493
            (5,241)           (1)            (3,026)            (50)            (3,308)            (51)          (41,710)
       -----------         -----           --------         -------        -----------        --------       -----------
             5,247            24               (125)            133             14,091             185           140,783
       -----------         -----           --------         -------        -----------        --------       -----------


           642,295           899             54,123             550            573,492          16,049         2,669,079
        (1,021,321)         (798)           (56,835)         (1,130)        (1,286,877)        (17,131)       (5,087,450)
       -----------         -----           --------         -------        -----------        --------       -----------
          (379,026)          101             (2,712)           (580)          (713,385)         (1,082)       (2,418,371)
                --            --                 --              --                 --              --           684,435

           740,865           (70)           313,832           3,148            887,358           6,307         4,380,840
       -----------         -----           --------         -------        -----------        --------       -----------
           361,839            31            311,120           2,568            173,973           5,225         2,646,904
       -----------         -----           --------         -------        -----------        --------       -----------

       $   367,086         $  55           $310,995         $ 2,701        $   188,064        $  5,410       $ 2,787,687
       ===========         =====           ========         =======        ===========        ========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009




                                                                                    FIDELITY(R) VIP
                                            FIDELITY(R) VIP     FIDELITY(R) VIP      FREEDOM 2010
                                            CONTRAFUND(R)--     EQUITY-INCOME--       PORTFOLIO--
                                             INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $    283,464         $    85,049          $  44,026
  Mortality and expense risk charges....          (84,470)            (19,095)            (4,815)
                                             ------------         -----------          ---------
       Net investment income (loss).....          198,994              65,954             39,211
                                             ------------         -----------          ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        6,347,739           2,875,575            467,700
  Cost of investments sold..............      (12,526,931)         (5,390,931)          (648,096)
                                             ------------         -----------          ---------
       Net realized gain (loss) on
          investments...................       (6,179,192)         (2,515,356)          (180,396)
  Realized gain distribution received...            5,668                  --              7,395
  Change in unrealized appreciation
     (depreciation) on investments......       12,370,712           3,666,625            368,394
                                             ------------         -----------          ---------
       Net gain (loss) on investments...        6,197,188           1,151,269            195,393
                                             ------------         -----------          ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $  6,396,182         $ 1,217,223          $ 234,604
                                             ============         ===========          =========







                                                                  FIDELITY(R)       FIDELITY(R) VIP
                                            FIDELITY(R) VIP        VIP VALUE             VALUE
                                              OVERSEAS--           LEADERS--         STRATEGIES--
                                             INITIAL CLASS       INITIAL CLASS      SERVICE CLASS 2
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   171,841           $  336             $     551
  Mortality and expense risk charges....          (34,401)             (50)                 (691)
                                              -----------           ------             ---------
       Net investment income (loss).....          137,440              286                  (140)
                                              -----------           ------             ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        2,865,960              364               153,997
  Cost of investments sold..............       (5,360,004)            (349)             (338,067)
                                              -----------           ------             ---------
       Net realized gain (loss) on
          investments...................       (2,494,044)              15              (184,070)
  Realized gain distribution received...           26,431               --                    --
  Change in unrealized appreciation
     (depreciation) on investments......        4,104,245            3,025               244,390
                                              -----------           ------             ---------
       Net gain (loss) on investments...        1,636,632            3,040                60,320
                                              -----------           ------             ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 1,774,072           $3,326             $  60,180
                                              ===========           ======             =========




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                                           FIDELITY(R) VIP
     FIDELITY(R) VIP  FIDELITY(R) VIP                                    FIDELITY(R) VIP                     MONEY MARKET
       FREEDOM 2020     FREEDOM 2030   FIDELITY(R) VIP  FIDELITY(R) VIP     INVESTMENT    FIDELITY(R) VIP    PORTFOLIO--
       PORTFOLIO--      PORTFOLIO--        GROWTH--       INDEX 500--      GRADE BOND--      MID-CAP--         INITIAL
      INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS       CLASS(D)
     ---------------------------------------------------------------------------------------------------------------------


       $   151,963       $   80,407      $     3,447      $   730,405      $   691,085      $   122,909       $  11,429
           (16,102)         (13,179)          (4,501)        (119,260)         (32,537)         (74,827)        (12,452)
       -----------       ----------      -----------      -----------      -----------      -----------       ---------
           135,861           67,228           (1,054)         611,145          658,548           48,082          (1,023)
       -----------       ----------      -----------      -----------      -----------      -----------       ---------


         1,064,513          390,739        1,513,716        4,652,099        1,797,592        6,143,644         682,114
        (1,654,515)        (647,987)      (2,413,255)      (6,589,864)      (1,928,352)      (9,846,423)       (682,114)
       -----------       ----------      -----------      -----------      -----------      -----------       ---------
          (590,002)        (257,248)        (899,539)      (1,937,765)        (130,760)      (3,702,779)             --
            44,185           31,433              783          587,632           32,217           92,438              --

         1,391,240        1,106,529        1,026,469        7,454,195          517,287        9,758,035              --
       -----------       ----------      -----------      -----------      -----------      -----------       ---------
           845,423          880,714          127,713        6,104,062          418,744        6,147,694              --
       -----------       ----------      -----------      -----------      -----------      -----------       ---------

       $   981,284       $  947,942      $   126,659      $ 6,715,207      $ 1,077,292      $ 6,195,776       $  (1,023)
       ===========       ==========      ===========      ===========      ===========      ===========       =========






       JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN         LAZARD                          LVIP BARON
         BALANCED        ENTERPRISE         FORTY          WORLDWIDE        RETIREMENT      LORD ABBETT         GROWTH
       PORTFOLIO--      PORTFOLIO--      PORTFOLIO--      PORTFOLIO--     INTERNATIONAL    SERIES FUND--    OPPORTUNITIES
      INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL        EQUITY       MID-CAP VALUE    FUND--SERVICE
          SHARES           SHARES           SHARES           SHARES         PORTFOLIO        PORTFOLIO       CLASS SHARES
     ---------------------------------------------------------------------------------------------------------------------


       $   449,097      $        --      $     2,029       $  14,555        $  63,787       $    18,160      $        --
           (52,810)         (26,988)         (24,539)         (3,200)          (8,873)          (16,839)          (9,167)
       -----------      -----------      -----------       ---------        ---------       -----------      -----------
           396,287          (26,988)         (22,510)         11,355           54,914             1,321           (9,167)
       -----------      -----------      -----------       ---------        ---------       -----------      -----------


         3,122,163        2,267,687        2,606,026         219,120          444,774         3,496,513        1,902,524
        (3,354,934)      (2,942,012)      (2,733,630)       (303,260)        (764,455)       (6,846,697)      (2,837,229)
       -----------      -----------      -----------       ---------        ---------       -----------      -----------
          (232,771)        (674,325)        (127,604)        (84,140)        (319,681)       (3,350,184)        (934,705)
           563,988               --               --              --               --                --               --

         2,782,283        3,081,309        2,413,427         327,726          699,426         3,984,076        1,668,695
       -----------      -----------      -----------       ---------        ---------       -----------      -----------
         3,113,500        2,406,984        2,285,823         243,586          379,745           633,892          733,990
       -----------      -----------      -----------       ---------        ---------       -----------      -----------

       $ 3,509,787      $ 2,379,996      $ 2,263,313       $ 254,941        $ 434,659       $   635,213      $   724,823
       ===========      ===========      ===========       =========        =========       ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009


                                               MFS(R)         MFS(R) NEW         MFS(R)
                                             INVESTORS        DISCOVERY        UTILITIES
                                           TRUST SERIES--      SERIES--         SERIES--
                                           INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                          -------------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................      $  2,390          $   --         $  60,601
  Mortality and expense risk charges....          (229)            (27)           (5,948)
                                              --------          ------         ---------
       Net investment income (loss).....         2,161             (27)           54,653
                                              --------          ------         ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        75,848             348           253,648
  Cost of investments sold..............       (75,855)           (535)         (395,535)
                                              --------          ------         ---------
       Net realized gain (loss) on
          investments...................            (7)           (187)         (141,887)
  Realized gain distribution received...            --              --                --
  Change in unrealized appreciation
     (depreciation) on investments......        16,625           3,266           505,591
                                              --------          ------         ---------
       Net gain (loss) on investments...        16,618           3,079           363,704
                                              --------          ------         ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 18,779          $3,052         $ 418,357
                                              ========          ======         =========







                                            OPPENHEIMER
                                          CORE BOND FUND/     PIMCO LOW          PIMCO
                                              VA NON-         DURATION--     REAL RETURN--
                                              SERVICE       ADMINISTRATIVE   ADMINISTRATIVE
                                               SHARES        CLASS SHARES     CLASS SHARES
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................        $ --          $  56,638       $   253,762
  Mortality and expense risk charges....          (2)            (7,443)          (31,942)
                                                ----          ---------       -----------
       Net investment income (loss).....          (2)            49,195           221,820
                                                ----          ---------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....          13            147,244         1,231,431
  Cost of investments sold..............         (19)          (149,829)       (1,274,111)
                                                ----          ---------       -----------
       Net realized gain (loss) on
          investments...................          (6)            (2,585)          (42,680)
  Realized gain distribution received...          --             83,534           412,578
  Change in unrealized appreciation
     (depreciation) on investments......          97             71,149           728,232
                                                ----          ---------       -----------
       Net gain (loss) on investments...          91            152,098         1,098,130
                                                ----          ---------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................        $ 89          $ 201,293       $ 1,319,950
                                                ====          =========       ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                                                                                                  OPPENHEIMER
                         MORGAN STANLEY     MORGAN STANLEY   MORGAN STANLEY                      NEUBERGER          CAPITAL
        MFS(R) VALUE      UIF EMERGING       UIF EMERGING       UIF U.S.      MORGAN STANLEY     BERMAN AMT      APPRECIATION
          SERIES--           MARKETS           MARKETS          MID-CAP       UIF U.S. REAL       PARTNERS       FUND/VA NON-
          INITIAL            DEBT--            EQUITY--         VALUE--          ESTATE--       PORTFOLIO--         SERVICE
          CLASS(A)           CLASS I           CLASS I         CLASS I(B)        CLASS I          CLASS I           SHARES
      -------------------------------------------------------------------------------------------------------------------------


         $  14,440          $  89,540        $        --        $  1,468       $   207,950       $  13,096          $   42
            (3,235)            (5,420)           (25,982)           (514)          (25,918)         (2,107)            (89)
         ---------          ---------        -----------        --------       -----------       ---------          ------
            11,205             84,120            (25,982)            954           182,032          10,989             (47)
         ---------          ---------        -----------        --------       -----------       ---------          ------


           161,143            542,931          1,450,920          37,846         3,382,155         143,179             681
          (135,181)          (657,946)        (2,423,319)        (25,576)       (9,681,991)       (327,326)           (796)
         ---------          ---------        -----------        --------       -----------       ---------          ------
            25,962           (115,015)          (972,399)         12,270        (6,299,836)       (184,147)           (115)
                --                 --                 --              --                --          58,175              --
           344,886            369,481          4,187,440          47,695         7,739,133         342,023           7,968
         ---------          ---------        -----------        --------       -----------       ---------          ------
           370,848            254,466          3,215,041          59,965         1,439,297         216,051           7,853
         ---------          ---------        -----------        --------       -----------       ---------          ------

         $ 382,053          $ 338,586        $ 3,189,059        $ 60,919       $ 1,621,329       $ 227,040          $7,806
         =========          =========        ===========        ========       ===========       =========          ======







                                              PIMCO VIT          ROYCE            ROYCE
           PIMCO           PIMCO U.S.        GLOBAL BOND       MICRO-CAP        SMALL-CAP      T. ROWE PRICE
       TOTAL RETURN--     GOVERNMENT--       PORTFOLIO--      PORTFOLIO--      PORTFOLIO--       BLUE CHIP       T. ROWE PRICE
       ADMINISTRATIVE    ADMINISTRATIVE     ADMINISTRATIVE     INVESTMENT       INVESTMENT         GROWTH        EQUITY INCOME
        CLASS SHARES      CLASS SHARES     CLASS SHARES(C)       CLASS            CLASS          PORTFOLIO         PORTFOLIO
      -------------------------------------------------------------------------------------------------------------------------


        $ 1,850,965         $  4,558           $   768        $        --      $        --      $        --      $    309,419
           (156,549)            (574)              (58)            (9,079)         (24,272)         (30,901)          (65,785)
        -----------         --------           -------        -----------      -----------      -----------      ------------
          1,694,416            3,984               710             (9,079)         (24,272)         (30,901)          243,634
        -----------         --------           -------        -----------      -----------      -----------      ------------


          7,655,343           45,817               223          1,016,293        1,571,122        2,303,150         6,523,284
         (7,172,728)         (42,210)             (204)        (1,827,475)      (2,512,197)      (3,112,255)      (11,906,803)
        -----------         --------           -------        -----------      -----------      -----------      ------------
            482,615            3,607                19           (811,182)        (941,075)        (809,105)       (5,383,519)
          1,196,390            8,065             5,109                 --               --               --                --

          1,149,343          (19,216)           (1,388)         1,825,618        2,957,381        3,390,511         8,507,737
        -----------         --------           -------        -----------      -----------      -----------      ------------
          2,828,348           (7,544)            3,740          1,014,436        2,016,306        2,581,406         3,124,218
        -----------         --------           -------        -----------      -----------      -----------      ------------

        $ 4,522,764         $ (3,560)          $ 4,450        $ 1,005,357      $ 1,992,034      $ 2,550,505      $  3,367,852
        ===========         ========           =======        ===========      ===========      ===========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2009



                                                            T. ROWE PRICE
                                           T. ROWE PRICE    INTERNATIONAL    T. ROWE PRICE
                                             INDEX 500          STOCK         LIMITED-TERM
                                             PORTFOLIO        PORTFOLIO      BOND PORTFOLIO
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $   6,729        $  42,975       $    90,169
  Mortality and expense risk charges....        (1,569)          (5,863)          (11,267)
                                             ---------        ---------       -----------
       Net investment income (loss).....         5,160           37,112            78,902
                                             ---------        ---------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       118,349          228,701         2,404,720
  Cost of investments sold..............      (177,773)        (371,034)       (2,364,381)
                                             ---------        ---------       -----------
       Net realized gain (loss) on
          investments...................       (59,424)        (142,333)           40,339
  Realized gain distribution received...            --               --                --
  Change in unrealized appreciation
     (depreciation)  on investments.....       135,228          755,421            71,191
                                             ---------        ---------       -----------
       Net gain (loss) on investments...        75,804          613,088           111,530
                                             ---------        ---------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $  80,964        $ 650,200       $   190,432
                                             =========        =========       ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                          T. ROWE PRICE
       T. ROWE PRICE        PERSONAL                                 VAN ECK
        NEW AMERICA         STRATEGY             VAN ECK            WORLDWIDE          VAN ECK WIT
           GROWTH           BALANCED            WORLDWIDE         MULTI-MANAGER         WORLDWIDE
         PORTFOLIO          PORTFOLIO          HARD ASSETS        ALTERNATIVES          BOND FUND
-----------------------------------------------------------------------------------------------------


        $        --        $   422,344          $     50            $     793           $    246
             (8,967)           (76,985)             (164)                (863)              (141)
        -----------        -----------          --------            ---------           --------
             (8,967)           345,359              (114)                 (70)               105
        -----------        -----------          --------            ---------           --------


          1,094,429          4,265,204            26,226              200,728             20,357
         (1,696,874)        (6,710,456)          (25,358)            (240,404)           (18,327)
        -----------        -----------          --------            ---------           --------
           (602,445)        (2,445,252)              868              (39,676)             2,030
                 --                 --                99               16,649                 --

          1,419,265          7,540,237            19,009               39,491              3,598
        -----------        -----------          --------            ---------           --------
            816,820          5,094,985            19,976               16,464              5,628
        -----------        -----------          --------            ---------           --------

        $   807,853        $ 5,440,344          $ 19,862            $  16,394           $  5,733
        ===========        ===========          ========            =========           ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2009
and December 31, 2008




                                                     MAINSTAY VP
                                                       BOND--                          MAINSTAY VP
                                                    INITIAL CLASS                    CASH MANAGEMENT
                                          --------------------------------  --------------------------------
                                                2009             2008             2009             2008
                                          ------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $  156,100       $   89,813      $   (646,500)    $  2,712,673
     Net realized gain (loss) on
       investments......................         35,351           28,194             7,841            3,451
     Realized gain distribution
       received.........................         13,878              685                --               --
     Change in unrealized appreciation
       (depreciation) on investments....         21,817          (36,586)           (6,221)           7,246
                                             ----------       ----------      ------------     ------------
       Net increase (decrease) in net
          assets resulting from
          operations....................        227,146           82,106          (644,880)       2,723,370
                                             ----------       ----------      ------------     ------------
  Contributions and (withdrawals):
     Payments received from
       policyowners.....................        476,464          309,944        34,226,890       61,372,666
     Cost of insurance..................        (68,996)         (33,226)       (2,821,122)      (1,882,247)
     Policyowners' surrenders...........        (92,316)         (36,233)       (3,269,026)        (135,202)
     Net transfers from (to) Fixed
       Account..........................         41,432           40,698       (83,910,230)       9,622,101
     Transfers between Investment
       Divisions........................        454,930          514,451       (12,305,387)     (10,188,728)
     Policyowners' death benefits.......         (3,147)            (396)               --          (55,969)
                                             ----------       ----------      ------------     ------------
       Net contributions and
          (withdrawals).................        808,367          795,238       (68,078,875)      58,732,621
                                             ----------       ----------      ------------     ------------
     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................             --               --                (2)            (315)
                                             ----------       ----------      ------------     ------------
          Increase (decrease) in net
            assets......................      1,035,513          877,344       (68,723,757)      61,455,676
NET ASSETS:
     Beginning of year..................      2,585,181        1,707,837       196,392,558      134,936,882
                                             ----------       ----------      ------------     ------------
     End of year........................     $3,620,694       $2,585,181      $127,668,801     $196,392,558
                                             ==========       ==========      ============     ============





                                                                                       MAINSTAY VP
                                                     MAINSTAY VP                       HIGH YIELD
                                                   GROWTH EQUITY--                  CORPORATE BOND--
                                                    INITIAL CLASS                     INITIAL CLASS
                                          --------------------------------  --------------------------------
                                                2009             2008             2009             2008
                                          ------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......    $     8,820      $     (1,920)    $ 1,083,868      $ 1,172,509
     Net realized gain (loss) on
       investments......................     (1,831,564)       (2,525,258)     (1,161,366)      (1,186,921)
     Realized gain distribution
       received.........................             --                --              --               --
     Change in unrealized appreciation
       (depreciation) on investments....      3,019,463        (4,336,440)      4,963,290       (3,772,100)
                                            -----------      ------------     -----------      -----------
       Net increase (decrease) in net
          assets resulting from
          operations....................      1,196,719        (6,863,618)      4,885,792       (3,786,512)
                                            -----------      ------------     -----------      -----------
  Contributions and (withdrawals):
     Payments received from
       policyowners.....................          6,128             6,398       1,400,558        1,649,309
     Cost of insurance..................        (40,648)         (111,227)       (206,515)        (160,521)
     Policyowners' surrenders...........            (61)          (50,899)       (221,027)        (489,389)
     Net transfers from (to) Fixed
       Account..........................     (2,952,781)        1,196,461          26,636           46,085
     Transfers between Investment
       Divisions........................       (618,758)       (6,437,244)        889,640       (1,618,382)
     Policyowners' death benefits.......             --                --          (2,938)         (30,840)
                                            -----------      ------------     -----------      -----------
       Net contributions and
          (withdrawals).................     (3,606,120)       (5,396,511)      1,886,354         (603,738)
                                            -----------      ------------     -----------      -----------
     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................            (32)              149             (14)              15
                                            -----------      ------------     -----------      -----------
          Increase (decrease) in net
            assets......................     (2,409,433)      (12,259,980)      6,772,132       (4,390,235)
NET ASSETS:
     Beginning of year..................      7,481,260        19,741,240      10,755,498       15,145,733
                                            -----------      ------------     -----------      -----------
     End of year........................    $ 5,071,827      $  7,481,260     $17,527,630      $10,755,498
                                            ===========      ============     ===========      ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period January 2009 (Commencement of Investments) through December 2009.
(h) For the period March 2009 (Commencement of Investments) through December
    2009.
(i) For the period June 2009 (Commencement of Investments) through December
    2009.
(j) For the period July 2009 (Commencement of Investments) through December
    2009.
(k) For the period November 2009 (Commencement of Investments) through December 2009.
(l) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









              MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
             COMMON STOCK--                  CONVERTIBLE--                  FLOATING RATE--                   GOVERNMENT--
             INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2009            2008            2009            2008            2009            2008            2009            2008
    -------------------------------------------------------------------------------------------------------------------------------



      $ 1,538,874     $  1,173,069     $   9,156       $  12,563        $ 19,177       $  26,590       $   63,487      $   47,289
         (659,527)        (598,503)     (128,332)              9          (9,415)        (34,404)          58,936          10,092
               --       12,678,056            --          84,682              --              --            1,928              --

       18,146,266      (53,224,688)      311,813        (341,816)        137,466        (115,663)         (98,519)         94,505
      -----------     ------------     ---------       ---------        --------       ---------       ----------      ----------

       19,025,613      (39,972,066)      192,637        (244,562)        147,228        (123,477)          25,832         151,886
      -----------     ------------     ---------       ---------        --------       ---------       ----------      ----------

          146,816          318,757       162,119         132,645          96,310         229,081          226,565         193,478
         (574,179)        (534,809)       (5,785)         (5,182)        (33,497)        (22,473)         (52,920)        (30,621)
         (102,823)        (127,024)           --            (866)         (2,449)           (591)        (150,356)        (27,467)
          136,362          342,187            --             435          24,561         (13,119)          87,595          33,612
        8,417,038         (236,989)     (225,900)          1,405         137,230        (188,593)         (24,883)        321,533
               --         (268,621)           --          (3,019)             --              --           (3,158)             --
      -----------     ------------     ---------       ---------        --------       ---------       ----------      ----------
        8,023,214         (506,499)      (69,566)        125,418         222,155           4,305           82,843         490,535
      -----------     ------------     ---------       ---------        --------       ---------       ----------      ----------


           (1,370)          13,986           (16)             34              --              (1)              --              (1)
      -----------     ------------     ---------       ---------        --------       ---------       ----------      ----------
       27,047,457      (40,464,579)      123,055        (119,110)        369,383        (119,173)         108,675         642,420

       69,010,529      109,475,108       502,859         621,969         380,068         499,241        2,000,024       1,357,604
      -----------     ------------     ---------       ---------        --------       ---------       ----------      ----------
      $96,057,986     $ 69,010,529     $ 625,914       $ 502,859        $749,451       $ 380,068       $2,108,699      $2,000,024
      ===========     ============     =========       =========        ========       =========       ==========      ==========






              MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
          ICAP SELECT EQUITY--              INCOME BUILDER--             INTERNATIONAL EQUITY--            LARGE CAP GROWTH--
             INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2009            2008            2009            2008            2009            2008            2009            2008
    -------------------------------------------------------------------------------------------------------------------------------



      $  2,008,911    $    499,899    $     8,990     $   276,792     $ 3,395,000     $    672,875      $   (220)       $   (360)
        (4,840,872)     (1,451,327)    (2,733,220)     (2,150,019)     (3,324,325)         (65,754)       (4,135)          1,077
                --       5,399,951             --       1,198,603              --        7,374,968            --              --

        35,681,347     (70,542,602)     2,971,456      (2,101,947)      8,838,107      (26,367,533)       28,323         (54,915)
      ------------    ------------    -----------     -----------     -----------     ------------      --------        --------

        32,849,386     (66,094,079)       247,226      (2,776,571)      8,908,782      (18,385,444)       23,968         (54,198)
      ------------    ------------    -----------     -----------     -----------     ------------      --------        --------

            74,604           5,142             --             194         640,650        2,119,530            --              --
          (921,206)       (545,558)       (42,566)       (145,669)     (1,486,987)      (1,313,369)       (6,299)         (6,623)
            (3,226)         (8,667)            --              --      (1,136,731)        (525,762)      (17,073)             --
           (92,372)        (25,624)    (5,241,367)     (3,852,310)       (847,515)      (1,058,232)           --              --
        47,378,554     181,978,941             --             515        (398,504)      (3,429,250)       (1,392)           (597)
                --        (187,548)            --              --        (118,359)        (777,814)           --              --
      ------------    ------------    -----------     -----------     -----------     ------------      --------        --------
        46,436,354     181,216,686     (5,283,933)     (3,997,270)     (3,347,446)      (4,984,897)      (24,764)         (7,220)
      ------------    ------------    -----------     -----------     -----------     ------------      --------        --------


            (3,224)          9,091            (76)          1,873            (770)           9,414            (4)             30
      ------------    ------------    -----------     -----------     -----------     ------------      --------        --------
        79,282,516     115,131,698     (5,036,783)     (6,771,968)      5,560,566      (23,360,927)         (800)        (61,388)

       115,332,918         201,220      5,508,499      12,280,467      50,884,532       74,245,459        82,363         143,751
      ------------    ------------    -----------     -----------     -----------     ------------      --------        --------
      $194,615,434    $115,332,918    $   471,716     $ 5,508,499     $56,445,098     $ 50,884,532      $ 81,563        $ 82,363
      ============    ============    ===========     ===========     ===========     ============      ========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                       MAINSTAY VP                     MAINSTAY VP
                                                                      MID CAP CORE--                 MID CAP GROWTH--
                                                                      INITIAL CLASS                   INITIAL CLASS
                                                             ------------------------------- -------------------------------
                                                                   2009            2008            2009            2008
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $     88,367    $     42,250    $   (19,885)    $   (34,352)
     Net realized gain (loss) on investments................    (12,230,532)     (1,411,924)      (798,411)     (2,700,526)
     Realized gain distribution received....................             --       7,336,611        126,257         845,982
     Change in unrealized appreciation (depreciation) on
       investments..........................................     21,299,029     (35,016,381)     2,743,980      (3,040,903)
                                                               ------------    ------------    -----------     -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      9,156,864     (29,049,444)     2,051,941      (4,929,799)
                                                               ------------    ------------    -----------     -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        105,722         260,905        279,723         607,469
     Cost of insurance......................................       (248,881)       (309,572)       (53,097)        (71,043)
     Policyowners' surrenders...............................        (48,692)         (5,030)       (85,708)       (346,939)
     Net transfers from (to) Fixed Account..................         14,276          29,365     (1,914,946)        (11,714)
     Transfers between Investment Divisions.................     (2,952,005)     (2,203,748)    (4,026,714)     (2,480,354)
     Policyowners' death benefits...........................             --        (115,843)            --              --
                                                               ------------    ------------    -----------     -----------
       Net contributions and (withdrawals)..................     (3,129,580)     (2,343,923)    (5,800,742)     (2,302,581)
                                                               ------------    ------------    -----------     -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (1,041)          6,496             --               5
                                                               ------------    ------------    -----------     -----------
          Increase (decrease) in net assets.................      6,026,243     (31,386,871)    (3,748,801)     (7,232,375)
NET ASSETS:
     Beginning of year......................................     40,732,508      72,119,379      3,748,801      10,981,176
                                                               ------------    ------------    -----------     -----------
     End of year............................................   $ 46,758,751    $ 40,732,508    $        --     $ 3,748,801
                                                               ============    ============    ===========     ===========






                                                                       MAINSTAY VP                   AIM V.I. GLOBAL
                                                                         VALUE--                    REAL ESTATE FUND--
                                                                      INITIAL CLASS                  SERIES I SHARES
                                                             ------------------------------- -------------------------------
                                                                   2009            2008            2009            2008
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $--        $   4,450,234     $   (3,156)     $   78,667
     Net realized gain (loss) on investments................        --           (7,399,464)      (513,604)       (688,608)
     Realized gain distribution received....................        --           25,359,094             --         129,899
     Change in unrealized appreciation (depreciation) on
       investments..........................................        --          (24,114,686)       699,851        (194,236)
                                                                   ---        -------------     ----------      ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        --           (1,704,822)       183,091        (674,278)
                                                                   ---        -------------     ----------      ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        --               12,717        143,159         247,225
     Cost of insurance......................................        --             (314,195)       (15,325)        (18,173)
     Policyowners' surrenders...............................        --               (8,173)        (8,543)         (2,972)
     Net transfers from (to) Fixed Account..................        --           (1,802,169)       (16,999)          8,182
     Transfers between Investment Divisions.................        --         (173,573,109)       118,261         (46,631)
     Policyowners' death benefits...........................        --             (217,018)            --          (4,550)
                                                                   ---        -------------     ----------      ----------
       Net contributions and (withdrawals)..................        --         (175,901,947)       220,553         183,081
                                                                   ---        -------------     ----------      ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................        --                4,219             (4)              7
                                                                   ---        -------------     ----------      ----------
          Increase (decrease) in net assets.................        --         (177,602,550)       403,640        (491,190)
NET ASSETS:
     Beginning of year......................................        --          177,602,550        721,820       1,213,010
                                                                   ---        -------------     ----------      ----------
     End of year............................................       $--        $          --     $1,125,460      $  721,820
                                                                   ===        =============     ==========      ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period January 2009 (Commencement of Investments) through December 2009.
(h) For the period March 2009 (Commencement of Investments) through December
    2009.
(i) For the period June 2009 (Commencement of Investments) through December
    2009.
(j) For the period July 2009 (Commencement of Investments) through December
    2009.
(k) For the period November 2009 (Commencement of Investments) through December 2009.
(l) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









              MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP              MAINSTAY VP
            MID CAP VALUE--                 S&P 500 INDEX--                SMALL CAP GROWTH--       U.S. SMALL CAP--
             INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS            INITIAL CLASS
    ------------------------------- ------------------------------- ------------------------------- ----------------
          2009            2008            2009            2008            2009            2008           2009(K)
    ----------------------------------------------------------------------------------------------------------------



      $  1,836,378    $    827,684    $  2,980,636    $  3,215,041    $    (7,173)    $   (15,477)     $     (747)
       (16,759,865)       (128,308)     (7,386,209)     (1,473,960)    (1,353,537)       (641,912)             53
                --       8,256,236              --              --             --         496,968              --


        24,288,630     (29,884,351)     32,911,823     (69,198,337)     1,692,394      (1,295,725)         88,981
---   ------------    ------------    ------------    ------------    -----------     -----------      ----------


         9,365,143     (20,928,739)     28,506,250     (67,457,256)       331,684      (1,456,146)         88,287
---   ------------    ------------    ------------    ------------    -----------     -----------      ----------


            74,465         106,431         887,714       1,354,651         44,389          25,025          22,925
          (255,256)       (300,534)     (4,241,450)     (3,959,847)       (20,957)        (27,513)         (3,060)
           (40,751)         (1,895)       (416,102)       (298,234)        (3,513)         (5,162)             --
             2,135           9,391      (2,754,276)        725,595        (52,585)          1,297             348
       (52,201,051)         66,922      (2,731,581)      7,636,735     (2,614,910)       (743,489)      1,878,615
                --        (163,055)       (372,672)     (1,872,092)            --              --              --
---   ------------    ------------    ------------    ------------    -----------     -----------      ----------

       (52,420,458)       (282,740)     (9,628,367)      3,586,808     (2,647,576)       (749,842)      1,898,828
---   ------------    ------------    ------------    ------------    -----------     -----------      ----------



              (490)          8,032          (2,990)         39,419             --              --              --
---   ------------    ------------    ------------    ------------    -----------     -----------      ----------

       (43,055,805)    (21,203,447)     18,874,893     (63,831,029)    (2,315,892)     (2,205,988)      1,987,115

        43,055,805      64,259,252     117,938,657     181,769,686      2,315,892       4,521,880              --
---   ------------    ------------    ------------    ------------    -----------     -----------      ----------

      $         --    $ 43,055,805    $136,813,550    $117,938,657    $        --     $ 2,315,892      $1,987,115
===   ============    ============    ============    ============    ===========     ===========      ==========






                AIM V.I.                     ALGER AMERICAN                  ALGER AMERICAN
          INTERNATIONAL GROWTH            CAPITAL APPRECIATION              SMALLCAP GROWTH                  ALGER AMERICAN
                 FUND--                       PORTFOLIO--                     PORTFOLIO--                  SMID CAP GROWTH--
            SERIES I SHARES                  CLASS O SHARES                  CLASS O SHARES                  CLASS O SHARES
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2009            2008            2009            2008            2009            2008            2009          2008(A)
    -------------------------------------------------------------------------------------------------------------------------------



       $   54,138     $     5,946       $    (60)       $   (173)      $  (3,580)     $    (7,875)      $   (65)        $   (14)
         (230,207)       (356,820)         2,432          (1,174)       (128,606)        (217,586)         (282)            (71)
               --          65,684             --              --              --           23,510            --              --

        1,567,642      (2,028,841)         2,165         (21,024)        425,516         (848,188)        7,013          (2,161)
       ----------     -----------       --------        --------       ---------      -----------       -------         -------

        1,391,573      (2,314,031)         4,537         (22,371)        293,330       (1,050,139)        6,666          (2,246)
       ----------     -----------       --------        --------       ---------      -----------       -------         -------

          743,566       1,017,188             --              --              --              383         8,449           5,249
          (82,316)        (63,725)          (324)           (603)        (11,447)         (21,788)         (865)           (218)
          (29,221)        (10,066)       (16,971)             --         (30,538)         (45,223)           --              --
           32,239          65,981             --              --              --              409         6,262           1,259
          246,320         127,610             --         (14,782)       (220,937)        (363,247)          434           1,612
           (1,840)         (9,457)            --              --              --               --            --              --
       ----------     -----------       --------        --------       ---------      -----------       -------         -------
          908,748       1,127,531        (17,295)        (15,385)       (262,922)        (429,466)       14,280           7,902
       ----------     -----------       --------        --------       ---------      -----------       -------         -------


               --              --             --              --              --                7            --              --
       ----------     -----------       --------        --------       ---------      -----------       -------         -------
        2,300,321      (1,186,500)       (12,758)        (37,756)         30,408       (1,479,598)       20,946           5,656

        3,365,504       4,552,004         12,758          50,514         803,613        2,283,211         5,656              --
       ----------     -----------       --------        --------       ---------      -----------       -------         -------
       $5,665,825     $ 3,365,504       $     --        $ 12,758       $ 834,021      $   803,613       $26,602         $ 5,656
       ==========     ===========       ========        ========       =========      ===========       =======         =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008


                                                                    ALLIANCEBERNSTEIN               ALLIANCEBERNSTEIN
                                                                    VPS INTERNATIONAL               VPS SMALL/MID CAP
                                                                    VALUE PORTFOLIO--               VALUE PORTFOLIO--
                                                                      CLASS A SHARES                  CLASS A SHARES
                                                             ------------------------------- -------------------------------
                                                                   2009            2008            2009          2008(B)
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   12,398      $    3,000      $     (823)      $    150
     Net realized gain (loss) on investments................      (263,157)       (744,675)        (40,774)          (644)
     Realized gain distribution received....................            --          39,751           4,876          7,643
     Change in unrealized appreciation (depreciation) on
       investments..........................................       557,170        (235,620)        308,735        (54,722)
                                                                ----------      ----------      ----------       --------
       Net increase (decrease) in net assets resulting from
          operations........................................       306,411        (937,544)        272,014        (47,573)
                                                                ----------      ----------      ----------       --------
  Contributions and (withdrawals):
     Payments received from policyowners....................       319,148         221,127         111,551         25,862
     Cost of insurance......................................       (22,914)        (16,680)         (6,677)        (2,865)
     Policyowners' surrenders...............................       (17,580)         (4,176)        (48,240)            --
     Net transfers from (to) Fixed Account..................       (24,700)         55,297         (17,891)        46,803
     Transfers between Investment Divisions.................       112,733         831,316         952,021         92,187
     Policyowners' death benefits...........................            --          (9,085)             --             --
                                                                ----------      ----------      ----------       --------
       Net contributions and (withdrawals)..................       366,687       1,077,799         990,764        161,987
                                                                ----------      ----------      ----------       --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --              --              --             --
                                                                ----------      ----------      ----------       --------
          Increase (decrease) in net assets.................       673,098         140,255       1,262,778        114,414
NET ASSETS:
     Beginning of year......................................       803,835         663,580         114,414             --
                                                                ----------      ----------      ----------       --------
     End of year............................................    $1,476,933      $  803,835      $1,377,192       $114,414
                                                                ==========      ==========      ==========       ========





                                                                                                      AMERICAN FUNDS
                                                                      AMERICAN FUNDS                  GROWTH-INCOME
                                                                      GROWTH-FUND--                       FUND--
                                                                      CLASS 2 SHARES                  CLASS 2 SHARES
                                                             ------------------------------- -------------------------------
                                                                   2009            2008            2009            2008
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   19,799      $    8,317       $  2,146        $    811
     Net realized gain (loss) on investments................      (374,403)       (109,186)       (21,494)           (891)
     Realized gain distribution received....................            --         138,011             --           2,203
     Change in unrealized appreciation (depreciation) on
       investments..........................................     1,807,758        (846,786)        72,530         (23,648)
                                                                ----------      ----------       --------        --------
       Net increase (decrease) in net assets resulting from
          operations........................................     1,453,154        (809,644)        53,182         (21,525)
                                                                ----------      ----------       --------        --------
  Contributions and (withdrawals):
     Payments received from policyowners....................       460,243         252,430         23,154          17,865
     Cost of insurance......................................       (53,254)        (17,115)        (3,993)         (1,013)
     Policyowners' surrenders...............................       (35,338)        (25,687)       (29,687)             --
     Net transfers from (to) Fixed Account..................       109,181         102,908          1,276          18,641
     Transfers between Investment Divisions.................     3,573,657         341,523        117,300             795
     Policyowners' death benefits...........................            --              --             --              --
                                                                ----------      ----------       --------        --------
       Net contributions and (withdrawals)..................     4,054,489         654,059        108,050          36,288
                                                                ----------      ----------       --------        --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             1              14             --              --
                                                                ----------      ----------       --------        --------
          Increase (decrease) in net assets.................     5,507,644        (155,571)       161,232          14,763
NET ASSETS:
     Beginning of year......................................     1,178,373       1,333,944         47,533          32,770
                                                                ----------      ----------       --------        --------
     End of year............................................    $6,686,017      $1,178,373       $208,765        $ 47,533
                                                                ==========      ==========       ========        ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period January 2009 (Commencement of Investments) through December 2009.
(h) For the period March 2009 (Commencement of Investments) through December
    2009.
(i) For the period June 2009 (Commencement of Investments) through December
    2009.
(j) For the period July 2009 (Commencement of Investments) through December
    2009.
(k) For the period November 2009 (Commencement of Investments) through December 2009.
(l) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                AMERICAN                     AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
             CENTURY(R) VP                  ASSET ALLOCATION         GLOBAL GROWTH            GLOBAL SMALL
                VALUE--                          FUND--                  FUND--             CAPITALIZATION--
                CLASS II                     CLASS 2 SHARES          CLASS 1 SHARES          CLASS 2 SHARES
    ------------------------------- ------------------------------- --------------- -------------------------------
          2009            2008            2009            2008          2009(L)           2009            2008
    ---------------------------------------------------------------------------------------------------------------



        $ 32,440       $   21,520      $   18,145      $   7,336          $--           $   (118)      $  (2,465)
         (25,604)        (452,695)        (38,897)       (82,190)          --            (76,874)       (375,577)
              --          147,568              --         12,662           --                 --          86,223

         146,167          (85,544)        164,234        (46,981)          --            211,562        (135,075)
        --------       ----------      ----------      ---------          ---           --------       ---------

         153,003         (369,151)        143,482       (109,173)          --            134,570        (426,894)
        --------       ----------      ----------      ---------          ---           --------       ---------

         105,877          131,840          69,514         32,652           73             86,747          78,025
         (14,871)         (18,566)        (14,122)        (3,433)          --             (6,482)         (8,170)
         (12,128)        (169,539)         (4,627)        (1,393)          --             (2,145)        (12,452)
          (3,177)           4,487          42,869        153,989           --            (45,749)        101,800
         191,257         (299,968)        667,195       (123,156)          --            112,367         (37,205)
         (13,505)              --          (2,536)            --           --             (1,215)             --
        --------       ----------      ----------      ---------          ---           --------       ---------
         253,453         (351,746)        758,293         58,659           73            143,523         121,998
        --------       ----------      ----------      ---------          ---           --------       ---------


              (6)              40              --             --           --                 (2)              5
        --------       ----------      ----------      ---------          ---           --------       ---------
         406,450         (720,857)        901,775        (50,514)          73            278,091        (304,891)

         540,900        1,261,757         127,650        178,164           --            166,176         471,067
        --------       ----------      ----------      ---------          ---           --------       ---------
        $947,350       $  540,900      $1,029,425      $ 127,650          $73           $444,267       $ 166,176
        ========       ==========      ==========      =========          ===           ========       =========





             AMERICAN FUNDS
             INTERNATIONAL                    CVS CALVERT                                              DELAWARE VIP INTERNATIONAL
                 FUND--                     SOCIAL BALANCED                      DAVIS                   VALUE EQUITY SERIES--
             CLASS 2 SHARES                    PORTFOLIO                    VALUE PORTFOLIO                  STANDARD CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2009            2008            2009            2008            2009            2008            2009            2008
    -------------------------------------------------------------------------------------------------------------------------------



       $   85,196     $   101,979       $   201         $   285        $    5,247      $    8,061        $   24        $   6,060
         (820,459)       (959,098)         (141)            (48)         (379,026)       (415,956)          101         (352,464)
           38,322         804,496            --             195                --          36,817            --           27,988

        3,173,179      (2,283,076)        2,479          (5,295)          740,865        (541,231)          (70)         122,792
       ----------     -----------       -------         -------        ----------      ----------        ------        ---------


        2,476,238      (2,335,699)        2,539          (4,863)          367,086        (912,309)           55         (195,624)
       ----------     -----------       -------         -------        ----------      ----------        ------        ---------

        1,180,528         724,500            --              --           231,210         762,388           514           51,399
         (115,877)        (47,373)         (248)           (246)          (21,572)        (26,144)          (12)          (4,403)
          (80,473)       (244,429)           --              --          (202,953)           (879)         (888)          (1,422)
           49,347         323,549            --              --             5,811          30,099            --              140
        1,082,809       4,006,829            --              --           (95,561)       (716,528)        3,390         (252,435)
          (12,007)             --            --              --                --              --            --               --
       ----------     -----------       -------         -------        ----------      ----------        ------        ---------
        2,104,327       4,763,076          (248)           (246)          (83,065)         48,936         3,004         (206,721)
       ----------     -----------       -------         -------        ----------      ----------        ------        ---------


               --              --            --              --                --               2            --               --
       ----------     -----------       -------         -------        ----------      ----------        ------        ---------
        4,580,565       2,427,377         2,291          (5,109)          284,021        (863,371)        3,059         (402,345)

        4,074,861       1,647,484        10,437          15,546         1,070,196       1,933,567           395          402,740
       ----------     -----------       -------         -------        ----------      ----------        ------        ---------
       $8,655,426     $ 4,074,861       $12,728         $10,437        $1,354,217      $1,070,196        $3,454        $     395
       ==========     ===========       =======         =======        ==========      ==========        ======        =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                        DREYFUS IP                     DREYFUS VIF
                                                                   TECHNOLOGY GROWTH--             DEVELOPING LEADERS--
                                                                      INITIAL SHARES                  INITIAL SHARES
                                                             ------------------------------- -------------------------------
                                                                   2009            2008            2009            2008
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (125)      $  (2,619)       $   133         $    70
     Net realized gain (loss) on investments................       (2,712)         (4,565)          (580)           (435)
     Realized gain distribution received....................           --              --             --             854
     Change in unrealized appreciation (depreciation) on
       investments..........................................      313,832        (302,140)         3,148          (7,381)
                                                                 --------       ---------        -------         -------
       Net increase (decrease) in net assets resulting from
          operations........................................      310,995        (309,324)         2,701          (6,892)
                                                                 --------       ---------        -------         -------
  Contributions and (withdrawals):
     Payments received from policyowners....................      128,466         141,480             --              --
     Cost of insurance......................................      (11,478)         (9,411)          (500)           (424)
     Policyowners' surrenders...............................      (27,337)             --             --            (406)
     Net transfers from (to) Fixed Account..................          535          14,718             --              --
     Transfers between Investment Divisions.................          463          22,240             --             (61)
     Policyowners' death benefits...........................           --              --             --              --
                                                                 --------       ---------        -------         -------
       Net contributions and (withdrawals)..................       90,649         169,027           (500)           (891)
                                                                 --------       ---------        -------         -------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           --              --             --              --
                                                                 --------       ---------        -------         -------
          Increase (decrease) in net assets.................      401,644        (140,297)         2,201          (7,783)
NET ASSETS:
     Beginning of year......................................      530,836         671,133         11,090          18,873
                                                                 --------       ---------        -------         -------
     End of year............................................     $932,480       $ 530,836        $13,291         $11,090
                                                                 ========       =========        =======         =======






                                                                     FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                                     EQUITY-INCOME--             FREEDOM 2010 PORTFOLIO--
                                                                      INITIAL CLASS                   INITIAL CLASS
                                                             ------------------------------- -------------------------------
                                                                   2009            2008            2009            2008
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $    65,954     $   149,540      $   39,211      $   33,187
     Net realized gain (loss) on investments................    (2,515,356)       (909,046)       (180,396)        (17,140)
     Realized gain distribution received....................            --           7,831           7,395          39,507
     Change in unrealized appreciation (depreciation) on
       investments..........................................     3,666,625      (3,026,008)        368,394        (353,779)
                                                               -----------     -----------      ----------      ----------
       Net increase (decrease) in net assets resulting
          from operations...................................     1,217,223      (3,777,683)        234,604        (298,225)
                                                               -----------     -----------      ----------      ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       642,603         994,228         169,456         354,375
     Cost of insurance......................................       (78,700)       (100,074)        (35,135)        (21,458)
     Policyowners' surrenders...............................      (250,571)       (125,435)           (730)        (40,706)
     Net transfers from (to) Fixed Account..................         8,353            (399)         19,576          34,425
     Transfers between Investment Divisions.................    (1,880,211)     (1,673,923)       (228,150)        649,823
     Policyowners' death benefits...........................            --          (8,697)             --              --
                                                               -----------     -----------      ----------      ----------
       Net contributions and (withdrawals)..................    (1,558,526)       (914,300)        (74,983)        976,459
                                                               -----------     -----------      ----------      ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --               9              --              --
                                                               -----------     -----------      ----------      ----------
          Increase (decrease) in net assets.................      (341,303)     (4,691,974)        159,621         678,234
NET ASSETS:
     Beginning of year......................................     4,577,266       9,269,240       1,049,138         370,904
                                                               -----------     -----------      ----------      ----------
     End of year............................................   $ 4,235,963     $ 4,577,266      $1,208,759      $1,049,138
                                                               ===========     ===========      ==========      ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period January 2009 (Commencement of Investments) through December 2009.
(h) For the period March 2009 (Commencement of Investments) through December
    2009.
(i) For the period June 2009 (Commencement of Investments) through December
    2009.
(j) For the period July 2009 (Commencement of Investments) through December
    2009.
(k) For the period November 2009 (Commencement of Investments) through December 2009.
(l) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









               DWS DREMAN                      DWS GLOBAL                         DWS                       FIDELITY(R) VIP
       SMALL MID CAP VALUE VIP--          OPPORTUNITIES VIP--            SMALL CAP INDEX VIP--              CONTRAFUND(R)--
             CLASS A SHARES                  CLASS A SHARES                  CLASS A SHARES                  INITIAL CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2009            2008            2009          2008(C)           2009            2008            2009            2008
    -------------------------------------------------------------------------------------------------------------------------------



       $  14,091       $   12,381       $    185        $   (31)      $   140,783     $   174,232     $   198,994     $    171,101
        (713,385)         (29,821)        (1,082)           (53)       (2,418,371)     (3,000,341)     (6,179,192)      (2,228,900)
              --          419,299             --             --           684,435       1,510,836           5,668          505,426

         887,358         (816,306)         6,307         (5,778)        4,380,840      (3,638,305)     12,370,712      (11,372,771)
       ---------       ----------       --------        -------       -----------     -----------     -----------     ------------

         188,064         (414,447)         5,410         (5,862)        2,787,687      (4,953,578)      6,396,182      (12,925,144)
       ---------       ----------       --------        -------       -----------     -----------     -----------     ------------

          29,860            8,553            823          4,684           904,128       1,048,112       2,699,227        3,034,219
         (22,909)         (23,892)          (141)           (98)         (133,535)       (131,623)       (467,625)        (412,678)
          (2,479)              --        (15,857)            --          (192,147)             --        (748,983)        (770,013)
          37,037            5,123             --             --          (770,018)         37,141          77,784          453,987
        (121,828)          66,223            677         12,398         2,356,284        (833,680)     (1,871,383)       7,065,438
              --               --             --             --                --          (9,792)        (26,693)         (37,960)
       ---------       ----------       --------        -------       -----------     -----------     -----------     ------------
         (80,319)          56,007        (14,498)        16,984         2,164,712         110,158        (337,673)       9,332,993
       ---------       ----------       --------        -------       -----------     -----------     -----------     ------------


              --               --             --             --                --              14             (36)             336
       ---------       ----------       --------        -------       -----------     -----------     -----------     ------------
         107,745         (358,440)        (9,088)        11,122         4,952,399      (4,843,406)      6,058,473       (3,591,815)

         861,469        1,219,909         11,122             --         9,529,219      14,372,625      17,902,456       21,494,271
       ---------       ----------       --------        -------       -----------     -----------     -----------     ------------
       $ 969,214       $  861,469       $  2,034        $11,122       $14,481,618     $ 9,529,219     $23,960,929     $ 17,902,456
       =========       ==========       ========        =======       ===========     ===========     ===========     ============






            FIDELITY(R) VIP                 FIDELITY(R) VIP                 FIDELITY(R) VIP                 FIDELITY(R) VIP
        FREEDOM 2020 PORTFOLIO--        FREEDOM 2030 PORTFOLIO--                GROWTH--                      INDEX 500--
             INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2009            2008            2009            2008            2009            2008            2009            2008
    -------------------------------------------------------------------------------------------------------------------------------



       $  135,861     $    95,744      $   67,228      $   52,363     $    (1,054)    $     8,898     $   611,145     $    597,803
         (590,002)        (40,961)       (257,248)        (10,890)       (899,539)          3,779      (1,937,765)         (55,990)
           44,185         138,978          31,433         123,291             783              --         587,632          319,440

        1,391,240      (1,321,259)      1,106,529        (955,956)      1,026,469      (1,818,112)      7,454,195      (15,146,216)
       ----------     -----------      ----------      ----------     -----------     -----------     -----------     ------------

          981,284      (1,127,498)        947,942        (791,192)        126,659      (1,805,435)      6,715,207      (14,284,963)
       ----------     -----------      ----------      ----------     -----------     -----------     -----------     ------------

          579,245         507,161         686,689         350,931         323,368         285,658       3,244,947        6,690,854
         (113,287)        (61,049)        (88,818)        (41,844)        (15,075)        (28,956)       (655,594)        (600,893)
          (68,131)        (30,109)         (8,355)        (20,929)         (3,488)        (13,013)     (1,394,245)        (143,789)
           84,698         205,927          34,612         200,742           2,215          18,820         124,083          313,555
          531,330       2,694,643         644,464       1,531,006      (1,366,227)       (743,952)        802,864         (274,225)
               --              --              --              --              --         (13,067)         (2,680)        (271,783)
       ----------     -----------      ----------      ----------     -----------     -----------     -----------     ------------
        1,013,855       3,316,573       1,268,592       2,019,906      (1,059,207)       (494,510)      2,119,375        5,713,719
       ----------     -----------      ----------      ----------     -----------     -----------     -----------     ------------


               (1)              2              --              --              (1)             25              (4)              45
       ----------     -----------      ----------      ----------     -----------     -----------     -----------     ------------
        1,995,138       2,189,077       2,216,534       1,228,714        (932,549)     (2,299,920)      8,834,578       (8,571,199)

        3,138,099         949,022       1,872,251         643,537       1,766,235       4,066,155      24,668,518       33,239,717
       ----------     -----------      ----------      ----------     -----------     -----------     -----------     ------------
       $5,133,237     $ 3,138,099      $4,088,785      $1,872,251     $   833,686     $ 1,766,235     $33,503,096     $ 24,668,518
       ==========     ===========      ==========      ==========     ===========     ===========     ===========     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                     FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                                 INVESTMENT GRADE BOND--                MID-CAP--
                                                                      INITIAL CLASS                   INITIAL CLASS
                                                             ------------------------------- -------------------------------
                                                                   2009            2008            2009            2008
                                                             ---------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $   658,548      $  244,648     $    48,082     $      7,797
     Net realized gain (loss) on investments................      (130,760)        (59,076)     (3,702,779)      (1,403,939)
     Realized gain distribution received....................        32,217           5,278          92,438        3,254,283
     Change in unrealized appreciation (depreciation) on
       investments..........................................       517,287        (443,152)      9,758,035      (11,392,134)
                                                               -----------      ----------     -----------     ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     1,077,292        (252,302)      6,195,776       (9,533,993)
                                                               -----------      ----------     -----------     ------------
  Contributions and (withdrawals):
     Payments received from policyowners....................     1,179,621       1,356,396       2,411,030        2,900,917
     Cost of insurance......................................      (204,325)       (161,399)       (382,076)        (379,578)
     Policyowners' surrenders...............................    (1,063,645)       (292,116)       (946,939)        (705,698)
     Net transfers from (to) Fixed Account..................        50,062          92,544         144,997          207,948
     Transfers between Investment Divisions.................     1,295,759        (258,850)     (1,026,762)      (1,443,399)
     Policyowners' death benefits...........................       (21,652)        (27,397)        (29,439)         (23,093)
                                                               -----------      ----------     -----------     ------------
       Net contributions and (withdrawals)..................     1,235,820         709,178         170,811          557,097
                                                               -----------      ----------     -----------     ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (27)             (6)            (23)             112
                                                               -----------      ----------     -----------     ------------
          Increase (decrease) in net assets.................     2,313,085         456,870       6,366,564       (8,976,784)
NET ASSETS:
     Beginning of year......................................     6,974,405       6,517,535      14,376,223       23,353,007
                                                               -----------      ----------     -----------     ------------
     End of year............................................   $ 9,287,490      $6,974,405     $20,742,787     $ 14,376,223
                                                               ===========      ==========     ===========     ============






                                                                       JANUS ASPEN                     JANUS ASPEN
                                                                   BALANCED PORTFOLIO--           ENTERPRISE PORTFOLIO--
                                                                   INSTITUTIONAL SHARES            INSTITUTIONAL SHARES
                                                             ------------------------------- -------------------------------
                                                                   2009            2008            2009            2008
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $   396,287     $   383,867     $   (26,988)    $   (13,607)
     Net realized gain (loss) on investments................      (232,771)        112,278        (674,325)         27,814
     Realized gain distribution received....................       563,988       1,141,413              --         450,133
     Change in unrealized appreciation (depreciation) on
       investments..........................................     2,782,283      (4,456,582)      3,081,309      (4,724,329)
                                                               -----------     -----------     -----------     -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     3,509,787      (2,819,024)      2,379,996      (4,259,989)
                                                               -----------     -----------     -----------     -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       857,581         820,504         737,121       1,190,865
     Cost of insurance......................................      (519,566)       (464,510)       (104,103)       (100,232)
     Policyowners' surrenders...............................      (904,330)        (35,479)        (60,036)       (105,342)
     Net transfers from (to) Fixed Account..................        25,604         144,064         (16,124)          9,332
     Transfers between Investment Divisions.................      (842,691)        199,704      (1,589,350)      1,023,095
     Policyowners' death benefits...........................      (332,895)        (12,741)             --              --
                                                               -----------     -----------     -----------     -----------
       Net contributions and (withdrawals)..................    (1,716,297)        651,542      (1,032,492)      2,017,718
                                                               -----------     -----------     -----------     -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (366)          1,177              --              --
                                                               -----------     -----------     -----------     -----------
          Increase (decrease) in net assets.................     1,793,124      (2,166,305)      1,347,504      (2,242,271)
NET ASSETS:
     Beginning of year......................................    14,721,111      16,887,416       5,755,401       7,997,672
                                                               -----------     -----------     -----------     -----------
     End of year............................................   $16,514,235     $14,721,111     $ 7,102,905     $ 5,755,401
                                                               ===========     ===========     ===========     ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period January 2009 (Commencement of Investments) through December 2009.
(h) For the period March 2009 (Commencement of Investments) through December
    2009.
(i) For the period June 2009 (Commencement of Investments) through December
    2009.
(j) For the period July 2009 (Commencement of Investments) through December
    2009.
(k) For the period November 2009 (Commencement of Investments) through December 2009.
(l) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








    FIDELITY(R) VIP
      MONEY MARKET          FIDELITY(R) VIP              FIDELITY(R) VIP VALUE           FIDELITY(R) VIP VALUE
      PORTFOLIO--              OVERSEAS--                      LEADERS--                      STRATEGIES--
     INITIAL CLASS           INITIAL CLASS                   INITIAL CLASS                  SERVICE CLASS 2
    --------------- ------------------------------- ------------------------------- -------------------------------
        2009(J)           2009            2008            2009          2008(D)           2009            2008
    ---------------------------------------------------------------------------------------------------------------



       $   (1,023)    $   137,440     $   262,527       $   286           $  9         $    (140)      $     288
               --      (2,494,044)     (1,031,275)           15             (2)         (184,070)        (50,122)
               --          26,431       1,369,790            --             --                --          67,478
               --       4,104,245                         3,025
                                       (7,415,254)                         (10)          244,390        (223,901)
       ----------     -----------     -----------       -------           ----         ---------       ---------

           (1,023)      1,774,072      (6,814,212)        3,326             (3)           60,180        (206,257)
       ----------     -----------     -----------       -------           ----         ---------       ---------

           19,367         528,645       1,782,984         4,582             --            29,866          51,982
          (65,508)       (192,469)       (226,629)         (399)           (12)           (6,826)         (7,744)
               --         (73,342)       (437,075)           --             --           (62,566)        (57,445)
         (213,642)         27,971          54,329           702            367                 9          (1,876)
        8,890,834      (1,072,506)        128,235        13,142             --           (26,800)        (23,837)
               --              --          (5,971)           --             --                --              --
       ----------     -----------     -----------       -------           ----         ---------       ---------
        8,631,051        (781,701)      1,295,873        18,027            355           (66,317)        (38,920)
       ----------     -----------     -----------       -------           ----         ---------       ---------



               --               1              28            --             --                --              --
       ----------     -----------     -----------       -------           ----         ---------       ---------
        8,630,028         992,372      (5,518,311)       21,353            352            (6,137)       (245,177)

               --       8,138,153      13,656,464           352             --           186,910         432,087
       ----------     -----------     -----------       -------           ----         ---------       ---------
       $8,630,028     $ 9,130,525     $ 8,138,153       $21,705           $352         $ 180,773       $ 186,910
       ==========     ===========     ===========       =======           ====         =========       =========





                                                                                                              LORD ABBETT
              JANUS ASPEN                     JANUS ASPEN                  LAZARD RETIREMENT                 SERIES FUND--
           FORTY PORTFOLIO--             WORLDWIDE PORTFOLIO--            INTERNATIONAL EQUITY               MID-CAP VALUE
          INSTITUTIONAL SHARES            INSTITUTIONAL SHARES                 PORTFOLIO                       PORTFOLIO
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2009            2008            2009            2008            2009            2008            2009            2008
    -------------------------------------------------------------------------------------------------------------------------------



      $   (22,510)    $   (20,471)     $   11,355      $    6,566      $   54,914     $    17,576     $     1,321     $    52,429
         (127,604)        184,333         (84,140)        (36,291)       (319,681)       (807,573)     (3,350,184)     (2,241,776)
               --              --              --              --              --          11,177              --         292,200

        2,413,427      (4,287,212)        327,726        (453,184)        699,426        (661,009)      3,984,076      (1,341,293)
      -----------     -----------      ----------      ----------      ----------     -----------     -----------     -----------

        2,263,313      (4,123,350)        254,941        (482,909)        434,659      (1,439,829)        635,213      (3,238,440)
      -----------     -----------      ----------      ----------      ----------     -----------     -----------     -----------

          616,627       1,072,031          18,151          56,288         225,213         552,547       1,259,848       1,766,353
          (83,416)        (75,578)        (32,311)        (26,093)        (63,422)        (72,711)        (99,342)       (143,054)
          (23,681)       (113,861)        (57,482)        (22,248)         (9,319)         (3,754)       (249,803)       (488,290)
          (21,618)        263,891          (1,341)            546          32,733          19,987          15,900         291,932
       (1,316,168)        726,315         556,868         (43,671)        570,953        (408,357)     (2,093,453)     (6,925,189)
           (9,771)             --              --              --              --          (6,108)        (11,456)        (22,314)
      -----------     -----------      ----------      ----------      ----------     -----------     -----------     -----------
         (838,027)      1,872,798         483,885         (35,178)        756,158          81,604      (1,178,306)     (5,520,562)
      -----------     -----------      ----------      ----------      ----------     -----------     -----------     -----------


               --              --              (8)             74              (4)              7              (1)             29
      -----------     -----------      ----------      ----------      ----------     -----------     -----------     -----------
        1,425,286      (2,250,552)        738,818        (518,013)      1,190,813      (1,358,218)       (543,094)     (8,758,973)

        5,270,075       7,520,627         527,828       1,045,841       1,728,170       3,086,388       4,808,494      13,567,467
      -----------     -----------      ----------      ----------      ----------     -----------     -----------     -----------
      $ 6,695,361     $ 5,270,075      $1,266,646      $  527,828      $2,918,983     $ 1,728,170     $ 4,265,400     $ 4,808,494
      ===========     ===========      ==========      ==========      ==========     ===========     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                                    LVIP BARON GROWTH                     MFS(R)
                                                                   OPPORTUNITIES FUND--          INVESTORS TRUST SERIES--
                                                                   SERVICE CLASS SHARES               INITIAL CLASS
                                                             ------------------------------- -------------------------------
                                                                   2009            2008            2009            2008
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (9,167)    $    (9,141)      $  2,161        $  1,059
     Net realized gain (loss) on investments................      (934,705)       (223,363)            (7)          1,135
     Realized gain distribution received....................            --         128,133             --          12,464
     Change in unrealized appreciation (depreciation) on
       investments..........................................     1,668,695      (1,014,610)        16,625         (83,554)
                                                                ----------     -----------       --------        --------
       Net increase (decrease) in net assets resulting from
          operations........................................       724,823      (1,118,981)        18,779         (68,896)
                                                                ----------     -----------       --------        --------
  Contributions and (withdrawals):
     Payments received from policyowners....................       378,862         350,229             --              --
     Cost of insurance......................................       (38,239)        (28,658)        (1,959)         (3,500)
     Policyowners' surrenders...............................      (227,439)        (24,821)       (73,644)             --
     Net transfers from (to) Fixed Account..................       (99,762)           (658)            --              --
     Transfers between Investment Divisions.................      (125,988)        (25,618)            --              --
     Policyowners' death benefits...........................            --              --             --              --
                                                                ----------     -----------       --------        --------
       Net contributions and (withdrawals)..................      (112,566)        270,474        (75,603)         (3,500)
                                                                ----------     -----------       --------        --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --              19             (3)             24
                                                                ----------     -----------       --------        --------
          Increase (decrease) in net assets.................       612,257        (848,488)       (56,827)        (72,372)
NET ASSETS:
     Beginning of year......................................     1,980,677       2,829,165        137,332         209,704
                                                                ----------     -----------       --------        --------
     End of year............................................    $2,592,934     $ 1,980,677       $ 80,505        $137,332
                                                                ==========     ===========       ========        ========





                                                                                              MORGAN STANLEY
                                                                                                   UIF
                                                                    MORGAN STANLEY UIF         U.S. MID-CAP
                                                                EMERGING MARKETS EQUITY--        VALUE--
                                                                         CLASS I                 CLASS I
                                                             ------------------------------- ---------------
                                                                   2009            2008          2009(H)
                                                             -----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  (25,982)    $   (29,350)      $    954
     Net realized gain (loss) on investments................      (972,399)        (62,731)        12,270
     Realized gain distribution received....................            --       1,933,522             --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     4,187,440      (6,683,200)        47,695
                                                                ----------     -----------       --------
       Net increase (decrease) in net assets resulting from
          operations........................................     3,189,059      (4,841,759)        60,919
                                                                ----------     -----------       --------
  Contributions and (withdrawals):
     Payments received from policyowners....................       670,900       1,294,429            104
     Cost of insurance......................................      (100,594)        (84,980)        (1,415)
     Policyowners' surrenders...............................       (25,809)       (596,476)            --
     Net transfers from (to) Fixed Account..................       (34,360)         39,471             --
     Transfers between Investment Divisions.................       976,118        (296,666)        87,070
     Policyowners' death benefits...........................            --              --             --
                                                                ----------     -----------       --------
       Net contributions and (withdrawals)..................     1,486,255         355,778         85,759
                                                                ----------     -----------       --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (19)             94             --
                                                                ----------     -----------       --------
          Increase (decrease) in net assets.................     4,675,295      (4,485,887)       146,678
NET ASSETS:
     Beginning of year......................................     4,124,625       8,610,512             --
                                                                ----------     -----------       --------
     End of year............................................    $8,799,920     $ 4,124,625       $146,678
                                                                ==========     ===========       ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period January 2009 (Commencement of Investments) through December 2009.
(h) For the period March 2009 (Commencement of Investments) through December
    2009.
(i) For the period June 2009 (Commencement of Investments) through December
    2009.
(j) For the period July 2009 (Commencement of Investments) through December
    2009.
(k) For the period November 2009 (Commencement of Investments) through December 2009.
(l) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                 MFS(R)                          MFS(R)                  MFS(R)            MORGAN STANLEY UIF
         NEW DISCOVERY SERIES--            UTILITIES SERIES--       VALUES SERIES--     EMERGING MARKETS DEBT--
             INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS              CLASS I
    ------------------------------- ------------------------------- --------------- -------------------------------
          2009            2008            2009            2008          2009(G)           2009            2008
    ---------------------------------------------------------------------------------------------------------------



         $  (27)        $   (33)       $   54,653      $   14,524      $   11,205      $   84,120      $  84,391
           (187)            (61)         (141,887)       (118,969)         25,962        (115,015)       (68,739)
             --           1,453                --         219,500              --              --         51,440

          3,266          (4,727)          505,591        (868,210)        344,886         369,481       (264,705)
         ------         -------        ----------      ----------      ----------      ----------      ---------

          3,052          (3,368)          418,357        (753,155)        382,053         338,586       (197,613)
         ------         -------        ----------      ----------      ----------      ----------      ---------

             --              --           239,407         383,178          56,413         196,679        397,135
           (320)           (218)          (46,475)        (35,744)        (10,116)        (24,643)       (19,480)
             --              --           (22,697)        (21,397)         (2,947)        (13,559)       (17,594)
             --              --            26,006          25,725          67,502           4,078          8,689
             --              --            91,442         161,529       1,710,230         212,782         94,244
             --              --                --              --          (5,057)             --             --
         ------         -------        ----------      ----------      ----------      ----------      ---------
           (320)           (218)          287,683         513,291       1,816,025         375,337        462,994
         ------         -------        ----------      ----------      ----------      ----------      ---------


             --              --                (3)             10              --              (4)             2
         ------         -------        ----------      ----------      ----------      ----------      ---------
          2,732          (3,586)          706,037        (239,854)      2,198,078         713,919        265,383

          5,074           8,660         1,045,753       1,285,607              --         997,997        732,614
         ------         -------        ----------      ----------      ----------      ----------      ---------
         $7,806         $ 5,074        $1,751,790      $1,045,753      $2,198,078      $1,711,916      $ 997,997
         ======         =======        ==========      ==========      ==========      ==========      =========






           MORGAN STANLEY UIF               NEUBERGER BERMAN              OPPENHEIMER CAPITAL                 OPPENHEIMER
           U.S. REAL ESTATE--                 AMT PARTNERS                APPRECIATION FUND/VA             CORE BOND FUND/VA
                CLASS I                    PORTFOLIO--CLASS I              NON-SERVICE SHARES              NON-SERVICE SHARES
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2009            2008            2009          2008(A)           2009          2008(E)           2009          2008(F)
    -------------------------------------------------------------------------------------------------------------------------------




      $   182,032     $   446,503      $  10,989       $     930        $   (47)         $   (1)         $   (2)         $   (1)
       (6,299,836)     (6,516,515)      (184,147)        (26,591)          (115)             (3)             (6)             (1)
               --       5,508,663         58,175          53,081             --              --              --              --

        7,739,133      (4,474,497)       342,023        (217,672)         7,968            (482)             97            (354)
      -----------     -----------      ---------       ---------        -------          ------          ------          ------

        1,621,329      (5,035,846)       227,040        (190,252)         7,806            (486)             89            (356)
      -----------     -----------      ---------       ---------        -------          ------          ------          ------

          980,115       1,167,585         90,849          69,852          8,655              90              --              --
          (78,541)       (107,965)        (7,968)         (3,780)          (363)             (6)            (11)             (4)
         (314,460)        (85,384)        (7,609)             --             --              --              --              --
         (432,560)         30,521          6,277          32,886            757           1,461              --           1,391
       (1,163,509)        198,843          9,548         379,436         19,561              --              --              --
               --         (87,884)            --              --             --              --              --              --
      -----------     -----------      ---------       ---------        -------          ------          ------          ------
       (1,008,955)      1,115,716         91,097         478,394         28,610           1,545             (11)          1,387
      -----------     -----------      ---------       ---------        -------          ------          ------          ------


               (3)             29             --              --             --              --              --              --
      -----------     -----------      ---------       ---------        -------          ------          ------          ------
          612,371      (3,920,101)       318,137         288,142         36,416           1,059              78           1,031

        7,945,396      11,865,497        288,142              --          1,059              --           1,031              --
      -----------     -----------      ---------       ---------        -------          ------          ------          ------
      $ 8,557,767     $ 7,945,396      $ 606,279       $ 288,142        $37,475          $1,059          $1,109          $1,031
      ===========     ===========      =========       =========        =======          ======          ======          ======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008


                                                                          PIMCO                           PIMCO
                                                                      LOW DURATION--                  REAL RETURN--
                                                                      ADMINISTRATIVE                  ADMINISTRATIVE
                                                                       CLASS SHARES                    CLASS SHARES
                                                             ------------------------------- -------------------------------
                                                                   2009            2008            2009            2008
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   49,195      $   30,923     $   221,820      $  178,113
     Net realized gain (loss) on investments................        (2,585)          4,343         (42,680)         (4,662)
     Realized gain distribution received....................        83,534          19,005         412,578           8,637
     Change in unrealized appreciation (depreciation) on
       investments..........................................        71,149         (66,982)        728,232        (688,624)
                                                                ----------      ----------     -----------      ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       201,293         (12,621)      1,319,950        (506,536)
                                                                ----------      ----------     -----------      ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       280,861         289,340         956,881       1,063,144
     Cost of insurance......................................       (29,727)        (17,895)       (114,615)        (69,953)
     Policyowners' surrenders...............................       (50,784)           (876)       (194,712)       (242,015)
     Net transfers from (to) Fixed Account..................        24,582         407,017         (24,993)         83,368
     Transfers between Investment Divisions.................       154,289         237,723       3,510,731         401,468
     Policyowners' death benefits...........................        (6,321)             --              --              --
                                                                ----------      ----------     -----------      ----------
       Net contributions and (withdrawals)..................       372,900         915,309       4,133,292       1,236,012
                                                                ----------      ----------     -----------      ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --              --              (1)             (2)
                                                                ----------      ----------     -----------      ----------
          Increase (decrease) in net assets.................       574,193         902,688       5,453,241         729,474
NET ASSETS:
     Beginning of year......................................     1,318,211         415,523       5,607,833       4,878,359
                                                                ----------      ----------     -----------      ----------
     End of year............................................    $1,892,404      $1,318,211     $11,061,074      $5,607,833
                                                                ==========      ==========     ===========      ==========






                                                                          ROYCE                       T. ROWE PRICE
                                                                  SMALL-CAP PORTFOLIO--              BLUE CHIP GROWTH
                                                                     INVESTMENT CLASS                   PORTFOLIO
                                                             ------------------------------- -------------------------------
                                                                   2009            2008            2009            2008
                                                             ---------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $   (24,272)    $    22,818      $  (30,901)    $   (25,812)
     Net realized gain (loss) on investments................      (941,075)       (121,866)       (809,105)        114,866
     Realized gain distribution received....................            --         529,057              --              --
     Change in unrealized appreciation (depreciation)
       on investments.......................................     2,957,381      (1,538,706)      3,390,511      (4,233,587)
                                                               -----------     -----------      ----------     -----------
       Net increase (decrease) in net assets resulting
          from operations...................................     1,992,034      (1,108,697)      2,550,505      (4,144,533)
                                                               -----------     -----------      ----------     -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       726,065         600,051       1,052,680       1,648,741
     Cost of insurance......................................      (105,170)        (68,510)       (215,022)       (198,577)
     Policyowners' surrenders...............................       (90,963)       (404,009)       (143,841)        (27,303)
     Net transfers from (to) Fixed Account..................    (1,700,756)        139,130          39,626          30,029
     Transfers between Investment Divisions.................     1,254,274       2,132,357        (711,377)        (80,764)
     Policyowners' death benefits...........................            --              --          (4,969)        (12,504)
                                                               -----------     -----------      ----------     -----------
       Net contributions and (withdrawals)..................        83,450       2,399,019          17,097       1,359,622
                                                               -----------     -----------      ----------     -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --              --              --              --
                                                               -----------     -----------      ----------     -----------
          Increase (decrease) in net assets.................     2,075,484       1,290,322       2,567,602      (2,784,911)
NET ASSETS:
     Beginning of year......................................     5,086,894       3,796,572       6,091,815       8,876,726
                                                               -----------     -----------      ----------     -----------
     End of year............................................   $ 7,162,378     $ 5,086,894      $8,659,417     $ 6,091,815
                                                               ===========     ===========      ==========     ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period January 2009 (Commencement of Investments) through December 2009.
(h) For the period March 2009 (Commencement of Investments) through December
    2009.
(i) For the period June 2009 (Commencement of Investments) through December
    2009.
(j) For the period July 2009 (Commencement of Investments) through December
    2009.
(k) For the period November 2009 (Commencement of Investments) through December 2009.
(l) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                       PIMCO VIT
                 PIMCO                           PIMCO                GLOBAL BOND
             TOTAL RETURN--                U.S. GOVERNMENT--          PORTFOLIO--                ROYCE
             ADMINISTRATIVE                  ADMINISTRATIVE          ADMINISTRATIVE      MICRO-CAP PORTFOLIO--
              CLASS SHARES                    CLASS SHARES            CLASS SHARES          INVESTMENT CLASS
    ------------------------------- ------------------------------- --------------- -------------------------------
          2009            2008            2009            2008          2009(I)           2009            2008
    ---------------------------------------------------------------------------------------------------------------



      $ 1,694,416     $ 1,122,464       $  3,984        $  2,827        $   710        $   (9,079)    $    67,880
          482,615         277,316          3,607           3,183             19          (811,182)       (917,955)
        1,196,390         553,511          8,065           1,031          5,109                --         342,319


        1,149,343        (827,010)       (19,216)          8,009         (1,388)        1,825,618      (1,065,009)
      -----------     -----------       --------        --------        -------        ----------     -----------

        4,522,764       1,126,281         (3,560)         15,050          4,450         1,005,357      (1,572,765)
      -----------     -----------       --------        --------        -------        ----------     -----------

        3,016,983       4,861,471         35,494          26,426             --           402,666         568,381
         (785,488)       (505,003)        (2,145)         (1,746)          (217)          (53,248)        (59,439)
         (962,454)       (239,199)       (31,895)             --             --           (60,579)       (618,818)
          259,483         220,826          1,802          21,838         51,315            20,031         108,259
        3,256,618         (26,519)         8,467          (4,122)        29,352          (616,912)       (534,975)
          (16,740)        (15,986)            --              --             --            (8,757)             --
      -----------     -----------       --------        --------        -------        ----------     -----------
        4,768,402       4,295,590         11,723          42,396         80,450          (316,799)       (536,592)
      -----------     -----------       --------        --------        -------        ----------     -----------


               (3)             --             --              --             --                (3)             23
      -----------     -----------       --------        --------        -------        ----------     -----------
        9,291,163       5,421,871          8,163          57,446         84,900           688,555      (2,109,334)

       29,834,384      24,412,513        100,027          42,581             --         1,597,433       3,706,767
      -----------     -----------       --------        --------        -------        ----------     -----------
      $39,125,547     $29,834,384       $108,190        $100,027        $84,900        $2,285,988     $ 1,597,433
      ===========     ===========       ========        ========        =======        ==========     ===========





             T. ROWE PRICE                   T. ROWE PRICE                   T. ROWE PRICE                   T. ROWE PRICE
             EQUITY INCOME                     INDEX 500                  INTERNATIONAL STOCK              LIMITED-TERM BOND
               PORTFOLIO                       PORTFOLIO                       PORTFOLIO                       PORTFOLIO
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2009            2008            2009            2008            2009            2008            2009            2008
    -------------------------------------------------------------------------------------------------------------------------------



      $   243,634     $   403,120       $  5,160       $   7,540       $   37,112     $    26,159      $   78,902      $   71,595
       (5,383,519)       (776,490)       (59,424)         (1,777)        (142,333)         (9,322)         40,339           3,022
               --         623,061             --              --               --          62,762              --              --

        8,507,737      (9,145,946)       135,228        (210,565)         755,421      (1,071,444)         71,191         (54,173)
      -----------     -----------       --------       ---------       ----------     -----------      ----------      ----------

        3,367,852      (8,896,255)        80,964        (204,802)         650,200        (991,845)        190,432          20,444
      -----------     -----------       --------       ---------       ----------     -----------      ----------      ----------

        2,899,606       4,990,738         40,242         119,176          387,480         163,203         978,323         496,710
         (384,245)       (390,238)       (21,233)        (17,683)         (59,135)        (49,704)        (75,906)        (41,387)
         (701,484)       (973,248)       (16,879)         (5,798)        (149,977)             --        (628,179)        (11,685)
          (44,607)        310,636         22,268          40,178           38,440          77,060         143,238          25,435
       (2,916,803)     (2,652,576)       (85,169)            260          222,444        (322,527)       (143,927)       (228,706)
          (11,259)        (32,456)            --              --           (9,819)         (5,403)         (6,132)             --
      -----------     -----------       --------       ---------       ----------     -----------      ----------      ----------
       (1,158,792)      1,252,856        (60,771)        136,133          429,433        (137,371)        267,417         240,367
      -----------     -----------       --------       ---------       ----------     -----------      ----------      ----------


              (22)            395             --              --              (23)             74              (1)             (1)
      -----------     -----------       --------       ---------       ----------     -----------      ----------      ----------
        2,209,038      (7,643,004)        20,193         (68,669)       1,079,610      (1,129,142)        457,848         260,810

       16,045,002      23,688,006        373,126         441,795        1,020,093       2,149,235       1,985,966       1,725,156
      -----------     -----------       --------       ---------       ----------     -----------      ----------      ----------
      $18,254,040     $16,045,002       $393,319       $ 373,126       $2,099,703     $ 1,020,093      $2,443,814      $1,985,966
      ===========     ===========       ========       =========       ==========     ===========      ==========      ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2009
and December 31, 2008



                                                     T. ROWE PRICE                         T. ROWE PRICE
                                                  NEW AMERICA GROWTH                     PERSONAL STRATEGY
                                                       PORTFOLIO                        BALANCED PORTFOLIO
                                          ----------------------------------    ----------------------------------
                                                2009               2008               2009               2008
                                          ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $   (8,967)       $   (11,047)       $   345,359        $   316,174
     Net realized gain (loss) on
       investments......................       (602,445)           (54,738)        (2,445,252)          (437,328)
     Realized gain distribution
       received.........................             --            120,456                 --             80,023
     Change in unrealized appreciation
       (depreciation) on
       investments......................      1,419,265         (1,196,498)         7,540,237         (5,204,862)
                                             ----------        -----------        -----------        -----------
       Net increase (decrease) in net
          assets resulting from
          operations....................        807,853         (1,141,827)         5,440,344         (5,245,993)
                                             ----------        -----------        -----------        -----------
  Contributions and (withdrawals):
     Payments received from
       policyowners.....................        421,093            485,666            982,336          2,468,936
     Cost of insurance..................        (48,705)           (44,888)          (330,310)          (265,355)
     Policyowners' surrenders...........       (222,676)          (294,029)           (49,330)          (169,765)
     Net transfers from (to) Fixed
       Account..........................         42,651                145         (1,911,745)            69,494
     Transfers between Investment
       Divisions........................       (531,504)           (21,733)         4,609,897          6,110,667
     Policyowners' death benefits.......             --             (9,351)                --            (99,267)
                                             ----------        -----------        -----------        -----------
       Net contributions and
          (withdrawals).................       (339,141)           115,810          3,300,848          8,114,710
                                             ----------        -----------        -----------        -----------
     Increase (decrease) attributable to
       New York Life Insurance
       and Annuity Corporation charges
       retained by the Separate
       Account..........................             --                  4                 --                 --
                                             ----------        -----------        -----------        -----------
          Increase (decrease) in net
            assets......................        468,712         (1,026,013)         8,741,192          2,868,717
NET ASSETS:
     Beginning of year..................      1,886,245          2,912,258         16,427,199         13,558,482
                                             ----------        -----------        -----------        -----------
     End of year........................     $2,354,957        $ 1,886,245        $25,168,391        $16,427,199
                                             ==========        ===========        ===========        ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through December 2008.
(b) For the period March 2008 (Commencement of Investments) through December
    2008.
(c) For the period May 2008 (Commencement of Investments) through December 2008.
(d) For the period July 2008 (Commencement of Investments) through December
    2008.
(e) For the period August 2008 (Commencement of Investments) through December 2008.
(f) For the period October 2008 (Commencement of Investments) through December 2008.
(g) For the period January 2009 (Commencement of Investments) through December 2009.
(h) For the period March 2009 (Commencement of Investments) through December
    2009.
(i) For the period June 2009 (Commencement of Investments) through December
    2009.
(j) For the period July 2009 (Commencement of Investments) through December
    2009.
(k) For the period November 2009 (Commencement of Investments) through December 2009.
(l) For the period December 2009 (Commencement of Investments).


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                    VAN ECK
             VAN ECK               WORLDWIDE           VAN ECK WIT
            WORLDWIDE            MULTI-MANAGER          WORLDWIDE
           HARD ASSETS           ALTERNATIVES           BOND FUND
       -------------------   --------------------   -----------------
         2009      2008(D)      2009       2008       2009      2008
       --------------------------------------------------------------


       $   (114)  $    (74)  $     (70)  $ (1,107)  $    105   $    9
            868    (25,670)    (39,676)         6      2,030      (11)
             99         --      16,649      9,188         --       --

         19,009     (5,936)     39,491    (52,757)     3,598      233
       --------   --------   ---------   --------   --------   ------

         19,862    (31,680)     16,394    (44,670)     5,733      231
       --------   --------   ---------   --------   --------   ------

          1,314        222      50,795     31,324      8,010      416
         (1,728)      (882)     (1,904)    (2,483)    (4,513)    (139)
        (22,909)        --     (25,032)        --         --       --
         53,694     21,874          --      8,896    (15,726)   2,916
         85,848     26,392    (148,312)        --     42,805       --
             --         --          --     (3,820)        --       --
       --------   --------   ---------   --------   --------   ------
        116,219     47,606    (124,453)    33,917     30,576    3,193
       --------   --------   ---------   --------   --------   ------


             --         --          --         --         (1)      --
       --------   --------   ---------   --------   --------   ------
        136,081     15,926    (108,059)   (10,753)    36,308    3,424

         15,926         --     295,658    306,411      3,566      142
       --------   --------   ---------   --------   --------   ------
       $152,007   $ 15,926   $ 187,599   $295,658   $ 39,874   $3,566
       ========   ========   =========   ========   ========   ======


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies"), CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"), CorpExec VUL V policies (CESVUL5), and CorpExec VUL VI ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series, the Calvert Variable Series, Inc., Davis Variable Account Fund, Inc., Delaware VIP Trust, Dreyfus Investment Portfolios, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Freedom Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of NYLIM Holdings and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, and Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Investors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP Growth Equity(2)
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(3)
MainStay VP Income Builder(1)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core(4)
MainStay VP S&P 500 Index
MainStay VP U.S. Small Cap(5, 6)
AIM V.I. Global Real Estate Fund--Series I Shares
AIM V.I. International Growth Fund--Series I Shares
AIM V.I. Mid-Cap Core Equity Fund--Series I Shares
Alger American Capital Appreciation Portfolio--Class O Shares
Alger American SmallCap Growth Portfolio--Class O Shares
Alger American SMid Cap Growth--Class O Shares(7)
AllianceBernstein VPS International Value Portfolio--Class A Shares AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century(R) VP Value--Class II
American Funds Asset Allocation Fund--Class 2 Shares
American Funds Global Growth Fund--Class 1 Shares
American Funds Global Small Capitalization--Class 2 Shares
American Funds Growth Fund--Class 2 Shares
American Funds Growth-Income Fund--Class 2 Shares
American Funds International Fund--Class 2 Shares
CVS Calvert Social Balanced Portfolio
Davis Value Portfolio
Delaware VIP International Value Equity Series--Standard Class Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
DWS Global Opportunities VIP--Class A Shares
DWS Small Cap Index VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Class
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Class
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Class
Fidelity(R) VIP Freedom 2040 Portfolio--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

Fidelity(R) VIP Money Market Portfolio--Initial Class Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Leaders--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Janus Aspen Balanced Portfolio--Institutional Shares(8) Janus Aspen Enterprise Portfolio--Institutional Shares(9) Janus Aspen Forty Portfolio--Institutional Shares(10)
Janus Aspen Worldwide Portfolio--Institutional Shares(11) Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund--Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund--Service Class Shares MFS(R) Global Total Return Portfolio--Initial Class
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
MFS(R) Values Series--Initial Class
Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Mid-Cap Value--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
Neuberger Berman AMT Partners Portfolio--Class I
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares Oppenheimer Core Bond Fund/VA Non-Service Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
PIMCO U.S. Government--Administrative Class Shares
PIMCO VIT High Yield--Administrative Class Shares
PIMCO VIT Global Bond Portfolio--Administrative Class Shares Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Hard Assets
Van Eck Worldwide Multi-Manager Alternatives(12)
Van Eck WIT Worldwide Bond Fund

Not all Investment Divisions are available on all policies. No new investments may be added to the MainStay VP Common Stock Portfolio--Initial Class, MainStay VP Large Cap Growth, Alger American Capital Appreciation Portfolio--Class O Shares, Alger American SmallCap Growth Portfolios--Class O Shares, CVS Calvert Social Balanced Portfolio, Dreyfus VIF Developing Leaders--Initial Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) New Discovery Series--Initial Class and Oppenheimer Core Bond Fund/VA--Non Service Shares.

     All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     At the close of the financial reporting period, there have been no investments in the following investment divisions: AIM V.I Mid-Cap Core Equity Fund-Series I Shares, Fidelity(R) VIP Freedom 2040 Portfolio-Initial Class, MFS(R) Global Total Return Portfolio-Initial Class and PIMCO VIT High Yield-Administrative Class Shares.

     Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

     Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in

--------------------------------------------------------------------------------


markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset. Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     In May 2009, the FASB issued authoritative guidance for subsequent events, which addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated. Subsequent events were evaluated through February 17, 2010, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

-------

(1) Formerly MainStay VP Total Return--Initial Class.

(2) Formerly MainStay VP Capital Appreciation--Initial Class.

(3) On November 20, 2009, the MainStay VP Mid Cap Value--Initial Class portfolio merged with and into the Mainstay VP ICAP Select Equity--Initial Class portfolio.

(4) On November 20, 2009, the MainStay VP Mid Cap Growth--Initial Class portfolio merged with and into the Mainstay VP Mid Cap Core--Initial Class portfolio.

(5) On November 20, 2009, the MainStay VP Small Cap Growth--Initial Class portfolio merged with and into the Mainstay VP Developing Growth--Initial Class portfolio.

(6) Formerly MainStay VP Developing Growth--Initial Class.

(7) Formerly Alger American SmallCap and MidCap Growth--Class O Shares.

(8) Formerly Janus Aspen Series Balanced Portfolio--Institutional Shares.

(9) Formerly Janus Aspen Series Mid Cap Growth Portfolio--Institutional Shares.

(10) Formerly Janus Aspen Series Forty Portfolio--Institutional Shares.

(11) Formerly Janus Aspen Series Worldwide Growth Portfolio--Institutional
     Shares.

(12) Formerly Van Eck Worldwide Absolute Return--Initial Class Shares.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2009, the investments of CSVUL Separate Account-I are as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         COMMON          MAINSTAY VP
                              BOND--             CASH             STOCK--        CONVERTIBLE--
                           INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          255            127,657             6,636              60

Identified cost........       $3,581           $127,664          $111,885            $578







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......           6                 4,855                --               --

Identified cost........         $69           $    51,905      $         --       $       --



Investment activity for the year ended December 31, 2009, was as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         COMMON          MAINSTAY VP
                              BOND--             CASH             STOCK--        CONVERTIBLE--
                           INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............     $     1,894      $     78,984         $11,430            $179

Proceeds from sales....             916           148,176           1,866             242







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............         $--          $      8,723      $       4,540     $      2,151

Proceeds from sales....          25                11,765             10,234           52,744



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                              MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
         FLOATING         MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL
          RATE--         GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


             84                184               230              1,940            18,185              37               4,471

           $742             $2,098            $5,154            $17,075          $229,466            $376             $62,013






                                                                                                     ALGER             ALGER
                                                               AIM V.I.          AIM V.I.          AMERICAN          AMERICAN
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       GLOBAL REAL      INTERNATIONAL        CAPITAL          SMALLCAP
          S&P 500          SMALL CAP        U.S. SMALL       ESTATE FUND--     GROWTH FUND--     APPRECIATION         GROWTH
          INDEX--          GROWTH--            CAP--           SERIES I          SERIES I         PORTFOLIO--       PORTFOLIO--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES        CLASS O SHARES    CLASS O SHARES
      --------------------------------------------------------------------------------------------------------------------------


            6,060              --                267               93                218               --                 33

         $155,734             $--             $1,898             $999             $6,053              $--             $1,025








                                                              MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
         FLOATING         MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL
          RATE--         GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           $299             $1,021            $  922            $5,720            $57,940           $  692            $6,386

             58                873             4,520             2,772              9,482            5,968             6,385






                                                                                                     ALGER             ALGER
                                                               AIM V.I.          AIM V.I.          AMERICAN          AMERICAN
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       GLOBAL REAL      INTERNATIONAL        CAPITAL          SMALLCAP
          S&P 500          SMALL CAP        U.S. SMALL       ESTATE FUND--     GROWTH FUND--     APPRECIATION         GROWTH
          INDEX--          GROWTH--            CAP--           SERIES I          SERIES I         PORTFOLIO--       PORTFOLIO--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES        CLASS O SHARES    CLASS O SHARES
      --------------------------------------------------------------------------------------------------------------------------


          $ 7,083           $  157            $1,901             $478             $1,386              $--              $ --

           13,839            2,812                 3              261                423               17               267

--------------------------------------------------------------------------------








                                             ALLIANCEBERN-     ALLIANCEBERN-
                                                 STEIN             STEIN
                               ALGER              VPS          VPS SMALL/MID
                             AMERICAN        INTERNATIONAL          CAP            AMERICAN
                             SMID CAP            VALUE             VALUE         CENTURY(R) VP
                             GROWTH--         PORTFOLIO--       PORTFOLIO--         VALUE--
                          CLASS O SHARES    CLASS A SHARES    CLASS A SHARES       CLASS II
                          --------------------------------------------------------------------


Number of shares.......           4                100               103               179

Identified cost........         $22             $1,151            $1,123            $1,037






                                             DELAWARE VIP
                                             INTERNATIONAL      DREYFUS IP        DREYFUS VIF
                                             VALUE EQUITY       TECHNOLOGY        DEVELOPING
                            DAVIS VALUE        SERIES--          GROWTH--          LEADERS--
                             PORTFOLIO      STANDARD CLASS    INITIAL SHARES    INITIAL SHARES
                          --------------------------------------------------------------------


Number of shares.......          126               --                93                 1

Identified cost........       $1,185              $ 3              $827               $21









                                             ALLIANCEBERN-     ALLIANCEBERN-
                                                 STEIN             STEIN
                               ALGER              VPS          VPS SMALL/MID
                             AMERICAN        INTERNATIONAL          CAP            AMERICAN
                             SMID CAP            VALUE             VALUE         CENTURY(R) VP
                             GROWTH--         PORTFOLIO--       PORTFOLIO--         VALUE--
                          CLASS O SHARES    CLASS A SHARES    CLASS A SHARES       CLASS II
                          --------------------------------------------------------------------


Purchases..............         $15              $766             $1,149             $353

Proceeds from sales....           1               388                155               67






                                             DELAWARE VIP
                                             INTERNATIONAL      DREYFUS IP        DREYFUS VIF
                                             VALUE EQUITY       TECHNOLOGY        DEVELOPING
                            DAVIS VALUE        SERIES--          GROWTH--          LEADERS--
                             PORTFOLIO      STANDARD CLASS    INITIAL SHARES    INITIAL SHARES
                          --------------------------------------------------------------------


Purchases..............        $565               $4               $145               $--

Proceeds from sales....         642                1                 54                 1



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








    AMERICAN FUNDS                  AMERICAN FUNDS
         ASSET      AMERICAN FUNDS   GLOBAL SMALL                 AMERICAN FUNDS  AMERICAN FUNDS     CVS CALVERT
      ALLOCATION     GLOBAL GROWTH    CAPITALIZA-  AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL       SOCIAL
        FUND--          FUND--          TION--      GROWTH FUND--     FUND--          FUND--          BALANCED
    CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES  CLASS 2 SHARES      PORTFOLIO
    --------------------------------------------------------------------------------------------------------------


           70              --              25             145             7              506               8

         $912             $--            $329          $5,777          $162           $7,735             $16








                                                     FIDELITY(R)    FIDELITY(R)
      DWS DREMAN      DWS GLOBAL          DWS            VIP            VIP       FIDELITY(R) VIP  FIDELITY(R) VIP
     SMALL MID CAP   OPPORTUNITIES     SMALL CAP       CONTRA-        EQUITY-      FREEDOM 2010     FREEDOM 2020
      VALUE VIP--        VIP--        INDEX VIP--     FUND(R)--      INCOME--       PORTFOLIO--      PORTFOLIO--
    CLASS A SHARES  CLASS A SHARES  CLASS A SHARES  INITIAL CLASS  INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------


           97              --             1,463          1,162           252             124              539

         $901             $ 1           $14,936        $25,710        $4,328          $1,188           $5,072









    AMERICAN FUNDS                  AMERICAN FUNDS
         ASSET      AMERICAN FUNDS   GLOBAL SMALL                 AMERICAN FUNDS  AMERICAN FUNDS     CVS CALVERT
      ALLOCATION     GLOBAL GROWTH    CAPITALIZA-  AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL       SOCIAL
        FUND--          FUND--          TION--      GROWTH FUND--     FUND--          FUND--          BALANCED
    CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES  CLASS 2 SHARES      PORTFOLIO
    --------------------------------------------------------------------------------------------------------------


         $846             $--            $302          $4,477          $165           $3,742             $--

           70              --             159             403            55            1,514              --








                                                     FIDELITY(R)    FIDELITY(R)
      DWS DREMAN      DWS GLOBAL          DWS            VIP            VIP       FIDELITY(R) VIP  FIDELITY(R) VIP
     SMALL MID CAP   OPPORTUNITIES     SMALL CAP       CONTRA-        EQUITY-      FREEDOM 2010     FREEDOM 2020
      VALUE VIP--        VIP--        INDEX VIP--     FUND(R)--      INCOME--       PORTFOLIO--      PORTFOLIO--
    CLASS A SHARES  CLASS A SHARES  CLASS A SHARES  INITIAL CLASS  INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------


         $507             $ 2           $5,649         $6,192         $1,383           $439            $2,258

          573              16            2,669          6,348          2,876            468             1,065

--------------------------------------------------------------------------------








                            FIDELITY(R)                                           FIDELITY(R)
                                VIP           FIDELITY(R)       FIDELITY(R)           VIP
                           FREEDOM 2030           VIP               VIP           INVESTMENT
                            PORTFOLIO--        GROWTH--         INDEX 500--      GRADE BOND--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          453               28                 280              744

Identified cost........       $3,934             $775             $38,461           $9,108






                            JANUS ASPEN       JANUS ASPEN         LAZARD          LORD ABBETT
                               FORTY           WORLDWIDE        RETIREMENT       SERIES FUND--
                            PORTFOLIO--       PORTFOLIO--      INTERNATIONAL        MID-CAP
                           INSTITUTIONAL     INSTITUTIONAL        EQUITY             VALUE
                              SHARES            SHARES           PORTFOLIO         PORTFOLIO
                          --------------------------------------------------------------------


Number of shares.......          199                48               299               322

Identified cost........       $6,638            $1,218            $3,107            $3,730









                            FIDELITY(R)                                           FIDELITY(R)
                                VIP           FIDELITY(R)       FIDELITY(R)           VIP
                           FREEDOM 2030           VIP               VIP           INVESTMENT
                            PORTFOLIO--        GROWTH--         INDEX 500--      GRADE BOND--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $1,757            $  444            $7,982            $3,717

Proceeds from sales....          391             1,514             4,652             1,798






                            JANUS ASPEN       JANUS ASPEN         LAZARD          LORD ABBETT
                               FORTY           WORLDWIDE        RETIREMENT       SERIES FUND--
                            PORTFOLIO--       PORTFOLIO--      INTERNATIONAL        MID-CAP
                           INSTITUTIONAL     INSTITUTIONAL        EQUITY             VALUE
                              SHARES            SHARES           PORTFOLIO         PORTFOLIO
                          --------------------------------------------------------------------


Purchases..............       $1,744             $714             $1,256            $2,299

Proceeds from sales....        2,606              219                445             3,497



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                                    FIDELITY(R)
                                                     FIDELITY(R)        VIP         JANUS ASPEN      JANUS ASPEN
      FIDELITY(R)   FIDELITY(R) VIP   FIDELITY(R)        VIP           VALUE         BALANCED        ENTERPRISE
          VIP        MONEY MARKET         VIP           VALUE      STRATEGIES--     PORTFOLIO--      PORTFOLIO--
       MID-CAP--      PORTFOLIO--     OVERSEAS--      LEADERS--    SERVICE CLASS   INSTITUTIONAL    INSTITUTIONAL
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS  INITIAL CLASS        2            SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------


            812          8,628              606            2             23               614             231

        $20,566         $8,628          $11,183          $19           $169           $15,450          $7,352






      LVIP BARON                                                                                   MORGAN STANLEY
        GROWTH                          MFS(R)         MFS(R)         MFS(R)      MORGAN STANLEY    UIF EMERGING
     OPPORTUNITIES MFS(R) INVESTORS  NEW DISCOVERY    UTILITIES       VALUES       UIF EMERGING        MARKETS
     FUND--SERVICE  TRUST SERIES--     SERIES--       SERIES--       SERIES--     MARKETS DEBT--      EQUITY--
     CLASS SHARES    INITIAL CLASS   INITIAL CLASS  INITIAL CLASS  INITIAL CLASS      CLASS I          CLASS I
    --------------------------------------------------------------------------------------------------------------


           108              4              1               76            186             221              676
        $2,057            $80             $9           $1,900         $1,853          $1,618           $9,130









                                                                    FIDELITY(R)
                                                     FIDELITY(R)        VIP         JANUS ASPEN      JANUS ASPEN
      FIDELITY(R)   FIDELITY(R)VIP    FIDELITY(R)        VIP           VALUE         BALANCED        ENTERPRISE
          VIP        MONEY MARKET         VIP           VALUE      STRATEGIES--     PORTFOLIO--      PORTFOLIO--
       MID-CAP--      PORTFOLIO--     OVERSEAS--      LEADERS--    SERVICE CLASS   INSTITUTIONAL    INSTITUTIONAL
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS  INITIAL CLASS        2            SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------


        $6,460          $9,311          $2,245           $19           $ 88           $2,370           $1,209
         6,144             682           2,866            --            154            3,122            2,268






      LVIP BARON                                                                                   MORGAN STANLEY
        GROWTH                          MFS(R)         MFS(R)         MFS(R)      MORGAN STANLEY    UIF EMERGING
     OPPORTUNITIES MFS(R) INVESTORS  NEW DISCOVERY    UTILITIES       VALUES       UIF EMERGING        MARKETS
     FUND--SERVICE  TRUST SERIES--     SERIES--       SERIES--       SERIES--     MARKETS DEBT--      EQUITY--
     CLASS SHARES    INITIAL CLASS   INITIAL CLASS  INITIAL CLASS  INITIAL CLASS      CLASS I          CLASS I
    --------------------------------------------------------------------------------------------------------------


        $1,784            $ 2             $--           $596          $1,988          $1,001           $2,912

         1,903             76              --            254             161             543            1,451

--------------------------------------------------------------------------------






                                                                 NEUBERGER        OPPENHEIMER
                          MORGAN STANLEY                          BERMAN            CAPITAL
                             UIF U.S.       MORGAN STANLEY          AMT          APPRECIATION
                              MID-CAP        UIF U.S. REAL       PARTNERS           FUND/VA
                              VALUE--          ESTATE--         PORTFOLIO--       NON-SERVICE
                              CLASS I           CLASS I           CLASS I           SHARES
                          --------------------------------------------------------------------


Number of shares.......          14                843               62                 1

Identified cost........         $99             $8,304             $482               $30






                               ROYCE
                             SMALL-CAP       T. ROWE PRICE
                            PORTFOLIO--        BLUE CHIP       T. ROWE PRICE     T. ROWE PRICE
                            INVESTMENT          GROWTH         EQUITY INCOME       INDEX 500
                               CLASS           PORTFOLIO         PORTFOLIO         PORTFOLIO
                          --------------------------------------------------------------------


Number of shares.......          825               898              1,034              46

Identified cost........       $6,016            $8,516            $19,457            $449







                                                                 NEUBERGER        OPPENHEIMER
                          MORGAN STANLEY                          BERMAN            CAPITAL
                             UIF U.S.       MORGAN STANLEY          AMT          APPRECIATION
                              MID-CAP        UIF U.S. REAL       PARTNERS           FUND/VA
                              VALUE--          ESTATE--         PORTFOLIO--       NON-SERVICE
                              CLASS I           CLASS I           CLASS I           SHARES
                          --------------------------------------------------------------------


Purchases..............        $125             $2,536             $303               $29

Proceeds from sales....          38              3,382              143                 1






                               ROYCE
                             SMALL-CAP       T. ROWE PRICE
                            PORTFOLIO--        BLUE CHIP       T. ROWE PRICE     T. ROWE PRICE
                            INVESTMENT          GROWTH         EQUITY INCOME       INDEX 500
                               CLASS           PORTFOLIO         PORTFOLIO         PORTFOLIO
                          --------------------------------------------------------------------


Purchases..............       $1,628            $2,290            $5,585             $ 63

Proceeds from sales....        1,571             2,303             6,523              118



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                                                                       PIMCO
      OPPENHEIMER        PIMCO                                         PIMCO            VIT             ROYCE
       CORE BOND          LOW            PIMCO          PIMCO          U.S.         GLOBAL BOND       MICRO-CAP
        FUND/VA       DURATION--     REAL RETURN-- TOTAL RETURN--  GOVERNMENT--     PORTFOLIO--      PORTFOLIO--
      NON-SERVICE   ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE     INVESTMENT
        SHARES       CLASS SHARES    CLASS SHARES   CLASS SHARES   CLASS SHARES    CLASS SHARES         CLASS
    --------------------------------------------------------------------------------------------------------------


           --              187              888          3,606           10               7               240

          $ 1           $1,874          $10,831        $37,775         $117             $86            $1,763







                                                    T. ROWE PRICE
     T. ROWE PRICE                   T. ROWE PRICE    PERSONAL        VAN ECK         VAN ECK
     INTERNATIONAL   T. ROWE PRICE    NEW AMERICA     STRATEGY       WORLDWIDE       WORLDWIDE       VAN ECK WIT
         STOCK       LIMITED-TERM       GROWTH        BALANCED         HARD        MULTI-MANAGER   WORLDWIDE BOND
       PORTFOLIO    BOND PORTFOLIO     PORTFOLIO      PORTFOLIO       ASSETS       ALTERNATIVES         FUND
    --------------------------------------------------------------------------------------------------------------


           171             483             123           1,532            5              19                3

        $2,304          $2,402          $2,178         $23,713         $139            $191              $36







                                                                                       PIMCO
      OPPENHEIMER        PIMCO                                         PIMCO            VIT             ROYCE
       CORE BOND          LOW            PIMCO          PIMCO          U.S.         GLOBAL BOND       MICRO-CAP
        FUND/VA       DURATION--     REAL RETURN-- TOTAL RETURN--  GOVERNMENT--     PORTFOLIO--      PORTFOLIO--
      NON-SERVICE   ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE     INVESTMENT
        SHARES       CLASS SHARES    CLASS SHARES   CLASS SHARES   CLASS SHARES    CLASS SHARES         CLASS
    --------------------------------------------------------------------------------------------------------------


          $--            $655           $5,997         $15,324          $70             $86            $  692

           --             147            1,231           7,655           46              --             1,016







                                                    T. ROWE PRICE
     T. ROWE PRICE                   T. ROWE PRICE    PERSONAL        VAN ECK         VAN ECK
     INTERNATIONAL   T. ROWE PRICE    NEW AMERICA     STRATEGY       WORLDWIDE       WORLDWIDE       VAN ECK WIT
         STOCK       LIMITED-TERM       GROWTH        BALANCED         HARD        MULTI-MANAGER   WORLDWIDE BOND
       PORTFOLIO    BOND PORTFOLIO     PORTFOLIO      PORTFOLIO       ASSETS       ALTERNATIVES         FUND
    --------------------------------------------------------------------------------------------------------------


         $696           $2,749          $  747         $7,905          $142            $ 89              $51

          229            2,405           1,094          4,265            26             201               20

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3, CESVUL4, CESVUL5 and CESVUL6 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

     On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL3 and CESVUL4 policies, we deduct 2.00% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL5 policies, we deduct 2.00% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year.
(2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL6 policies, we deduct 2.00% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 2.00% plus state and federal charges from any additional premiums paid in this Policy Year.
(2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------


seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge.
(4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CSVUL, CESVUL2, CESVUL3, CESVUL4 and CESVUL6 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, $5.00 for CESVUL2 and $0 in year one and $5.00 in years two and beyond for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3, CSVUL4 and CESVUL6 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

     On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

     On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CESVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. For CESVUL6, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In Policy Year one, the mortality and expense charge deducted is .25%. In Policy Years two through ten, the mortality and expense charge deducted is .45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to .25%. These charges were in effect for each of the five periods presented in the Financial Highlights section. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2009 and December 31, 2008 were as follows:





                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                               BOND--                 CASH             COMMON STOCK--
                            INITIAL CLASS          MANAGEMENT           INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2009       2008       2009       2008       2009       2008
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........     --         --        1,623      5,243        67        44
Units redeemed.........     --         --      (12,041)      (186)      (12)       (8)
                           ---         --      -------    -------     -----       ---
  Net increase
     (decrease)........     --         --      (10,418)     5,057        55        36
                           ===         ==      =======    =======     =====       ===

SERIES II POLICIES
Units issued...........     --         --          595        330         2         2
Units redeemed.........     --         --         (392)      (288)      (41)      (61)
                           ---         --      -------    -------     -----       ---
  Net increase
     (decrease)........     --         --          203         42       (39)      (59)
                           ===         ==      =======    =======     =====       ===

SERIES III POLICIES
Units issued...........     77         73       27,021     55,419     1,101        19
Units redeemed.........    (13)        (5)     (74,969)   (10,375)      (50)      (34)
                           ---         --      -------    -------     -----       ---
  Net increase
     (decrease)........     64         68      (47,948)    45,044     1,051       (15)
                           ===         ==      =======    =======     =====       ===







                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                             HIGH YIELD            ICAP SELECT             INCOME
                          CORPORATE BOND--          EQUITY--              BUILDER--
                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2009       2008       2009       2008       2009       2008
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........     --           1        119        171         --         --
Units redeemed.........     (3)         (3)        (6)       (20)      (630)      (422)
                           ---        ----      -----      -----       ----       ----
  Net increase
     (decrease)........     (3)         (2)       113        151       (630)      (422)
                           ===        ====      =====      =====       ====       ====

SERIES II POLICIES
Units issued...........      3          --      3,908      9,675         --         --
Units redeemed.........     (1)         (7)       (68)       (55)        --         --
                           ---        ----      -----      -----       ----       ----
  Net increase
     (decrease)........      2          (7)     3,840      9,620         --         --
                           ===        ====      =====      =====       ====       ====

SERIES III POLICIES
Units issued...........    188         139          8      1,613         --         --
Units redeemed.........    (34)       (200)      (593)        (6)        --         --
                           ---        ----      -----      -----       ----       ----
  Net increase
     (decrease)........    154         (61)      (585)     1,607         --         --
                           ===        ====      =====      =====       ====       ====




Not all Investment Divisions are available under all policies.
(a) For Series III polices, represents the period January 2008 (Commencement of Investments) through December 2008.
(b) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(c) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(d) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(e) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(f) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(g) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(h) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(j) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(k) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(l) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(m) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(n) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(o) For Series III policies, represents the period December 2009 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






          MAINSTAY VP            MAINSTAY VP           MAINSTAY VP            MAINSTAY VP
         CONVERTIBLE--         FLOATING RATE--         GOVERNMENT--         GROWTH EQUITY--
         INITIAL CLASS          INITIAL CLASS         INITIAL CLASS          INITIAL CLASS
      -------------------    ------------------    -------------------    ------------------
        2009        2008       2009       2008       2009        2008       2009       2008
      --------------------------------------------------------------------------------------


            --       --           --       --            --       --          --         104
            --       --           --       --            --       (2)       (120)         (8)
           ---       --           --      ---           ---       --        ----        ----
            --       --           --       --            --       (2)       (120)         96
           ===       ==           ==      ===           ===       ==        ====        ====


             1        2           --       --            --       --          --          --
            --       --           --       (8)           --       --          --          --
           ---       --           --      ---           ---       --        ----        ----
             1        2           --       (8)           --       --          --          --
           ===       ==           ==      ===           ===       ==        ====        ====


            13        8           26       21            24       45           1           1
           (23)      --           (4)     (15)          (18)      (3)       (327)       (681)
           ---       --           --      ---           ---       --        ----        ----
           (10)       8           22        6             6       42        (326)       (680)
           ===       ==           ==      ===           ===       ==        ====        ====







           MAINSTAY VP
          INTERNATIONAL           MAINSTAY VP            MAINSTAY VP             MAINSTAY VP
            EQUITY--          LARGE CAP GROWTH--       MID CAP CORE--         MID CAP GROWTH--
          INITIAL CLASS          INITIAL CLASS          INITIAL CLASS           INITIAL CLASS
      --------------------    ------------------    --------------------    --------------------
         2009        2008       2009       2008        2009        2008       2009        2008
      ------------------------------------------------------------------------------------------

             --         2          --       --             --       --          --            --
           (100)     (164)         (1)      (1)            --       --          --            --
           ----      ----          --       --           ----      ---        ----          ----
           (100)     (162)         (1)      (1)            --       --          --            --
           ====      ====          ==       ==           ====      ===        ====          ====


              2         4          --       --             --       --          --            --
            (22)      (19)         --       --            (14)     (19)         --           (16)
           ----      ----          --       --           ----      ---        ----          ----
            (20)      (15)         --       --            (14)     (19)         --           (16)
           ====      ====          ==       ==           ====      ===        ====          ====


             47       143          --       --             11       20          27            43
           (186)     (265)         (2)      --           (675)     (85)       (421)         (279)
           ----      ----          --       --           ----      ---        ----          ----
           (139)     (122)         (2)      --           (664)     (65)       (394)         (236)
           ====      ====          ==       ==           ====      ===        ====          ====


--------------------------------------------------------------------------------







                                                                            MAINSTAY VP
                               MAINSTAY VP             MAINSTAY VP           SMALL CAP
                             MID CAP VALUE--         S&P 500 INDEX--          GROWTH--
                              INITIAL CLASS           INITIAL CLASS        INITIAL CLASS
                          --------------------    --------------------    ---------------
                            2009        2008        2009        2008      2009      2008
                          ---------------------------------------------------------------

SERIES I POLICIES
Units issued...........        --         --           2          51        --       --
Units redeemed.........        --         --        (510)       (501)       --       --
                           ------        ---        ----        ----      ----      ---
  Net increase
     (decrease)........        --         --        (508)       (450)       --       --
                           ======        ===        ====        ====      ====      ===

SERIES II POLICIES
Units issued...........        --         --           2           2        --       --
Units redeemed.........    (4,727)       (42)        (17)         --        --       --
                           ------        ---        ----        ----      ----      ---
  Net increase
     (decrease)........    (4,727)       (42)        (15)          2        --       --
                           ======        ===        ====        ====      ====      ===

SERIES III POLICIES
Units issued...........        10         17          91         938         7        2
Units redeemed.........       (66)        (1)       (637)        (29)     (351)     (62)
                           ------        ---        ----        ----      ----      ---
  Net increase
     (decrease)........       (56)        16        (546)        909      (344)     (60)
                           ======        ===        ====        ====      ====      ===






                             ALGER AMERICAN          ALGER AMERICAN
                          CAPITAL APPRECIATION       SMALLCAP GROWTH         ALGER AMERICAN
                               PORTFOLIO--             PORTFOLIO--         SMID CAP GROWTH--
                             CLASS O SHARES          CLASS O SHARES          CLASS O SHARES
                          --------------------    --------------------     -----------------
                            2009        2008        2009        2008        2009      2008(A)
                          -------------------------------------------------------------------


SERIES I POLICIES
Units issued...........      --          --           --          --            --       --
Units redeemed.........      --          --           --          (2)           --       --
                             --          --          ---         ---            --       --
  Net increase
     (decrease)........      --          --           --          (2)           --       --
                             ==          ==          ===         ===            ==       ==

SERIES II POLICIES
Units issued...........      --          --           --          --            --       --
Units redeemed.........      --          --           --          --            --       --
                             --          --          ---         ---            --       --
  Net increase
     (decrease)........      --          --           --          --            --       --
                             ==          ==          ===         ===            ==       ==

SERIES III POLICIES
Units issued...........      --          --           --          --             2        1
Units redeemed.........      (1)         (2)         (24)        (43)           --       --
                             --          --          ---         ---            --       --
  Net increase
     (decrease)........      (1)         (2)         (24)        (43)            2        1
                             ==          ==          ===         ===            ==       ==




Not all Investment Divisions are available under all policies.
(a) For Series III polices, represents the period January 2008 (Commencement of Investments) through December 2008.
(b) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(c) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(d) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(e) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(f) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(g) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(h) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(j) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(k) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(l) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(m) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(n) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(o) For Series III policies, represents the period December 2009 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                          AIM V.I.                            AIM V.I.
         MAINSTAY VP                 MAINSTAY VP                         GLOBAL REAL                        INTERNATIONAL
      U.S. SMALL CAP--                 VALUE--                          ESTATE FUND--                       GROWTH FUND--
        INITIAL CLASS               INITIAL CLASS                      SERIES I SHARES                     SERIES I SHARES
      ----------------    --------------------------------    --------------------------------    --------------------------------
           2009(N)             2009              2008              2009              2008              2009              2008
      ----------------------------------------------------------------------------------------------------------------------------





              --                --                  --              --                 --                --                --
              --                --                (331)             --                 --                --                --
             ---                --              ------              --                ---               ---               ---
              --                --                (331)             --                 --                --                --
             ===                ==              ======              ==                ===               ===               ===


              --                --                  --               2                 10                --                --
              --                --              (8,610)             --                 --                --                --
             ---                --              ------              --                ---               ---               ---
              --                --              (8,610)              2                 10                --                --
             ===                ==              ======              ==                ===               ===               ===


             190                --                   1              23                 27               114               103
              --                --              (1,031)             (4)               (28)              (12)              (22)
             ---                --              ------              --                ---               ---               ---
             190                --              (1,030)             19                 (1)              102                81
             ===                ==              ======              ==                ===               ===               ===






       ALLIANCEBERNSTEIN
              VPS             ALLIANCEBERNSTEIN          AMERICAN           AMERICAN FUNDS
         INTERNATIONAL         VPS SMALL/MIDCAP         CENTURY(R)         ASSET ALLOCATION
       VALUE PORTFOLIO--      VALUE PORTFOLIO--         VP VALUE--              FUND--
         CLASS A SHARES         CLASS A SHARES           CLASS II           CLASS 2 SHARES
      -------------------    -------------------    ------------------    ------------------
        2009        2008       2009      2008(B)      2009       2008       2009       2008
      --------------------------------------------------------------------------------------



            --       --            --       --           --       --           --         --

            --       --            --       --           --       --           --         --
           ---      ---           ---       --           --      ---           --        ---
            --       --            --       --           --       --           --         --
           ===      ===           ===       ==           ==      ===           ==        ===


            --       --            --       --            7        5           --         --
            --       --            --       --           (2)      (1)          --         --
           ---      ---           ---       --           --      ---           --        ---
            --       --            --       --            5        4           --         --
           ===      ===           ===       ==           ==      ===           ==        ===


            80      117           136       17           27       13           96         18
           (12)      (4)          (10)      --           (3)     (62)          (3)       (18)
           ---      ---           ---       --           --      ---           --        ---
            68      113           126       17           24      (49)          93         --
           ===      ===           ===       ==           ==      ===           ==        ===


--------------------------------------------------------------------------------







                                                      AMERICAN FUNDS
                             AMERICAN FUNDS            GLOBAL SMALL          AMERICAN FUNDS
                          GLOBAL GROWTH FUND--       CAPITALIZATION--         GROWTH FUND--
                             CLASS 1 SHARES           CLASS 2 SHARES         CLASS 2 SHARES
                          --------------------    ---------------------    ------------------
                                 2009(O)            2009       2008(D)       2009     2008(D)
                          -------------------------------------------------------------------

SERIES I POLICIES
Units issued...........               --                --           --       --         --
Units redeemed.........               --                --           --       --         --
                                      --                --          ---      ---         --
  Net increase
     (decrease)........               --                --           --       --         --
                                      ==                ==          ===      ===         ==

SERIES II POLICIES
Units issued...........               --                --            9       --         18
Units redeemed.........               --                (3)          --      (17)        (1)
                                      --                --          ---      ---         --
  Net increase
     (decrease)........               --                (3)           9      (17)        17
                                      ==                ==          ===      ===         ==

SERIES III POLICIES
Units issued...........               --                27           17      604         59
Units redeemed.........               --                (4)         (34)     (12)        (5)
                                      --                --          ---      ---         --
  Net increase
     (decrease)........               --                23          (17)     592         54
                                      ==                ==          ===      ===         ==






                              DELAWARE VIP            DREYFUS IP            DREYFUS VIF
                          INTERNATIONAL VALUE         TECHNOLOGY             DEVELOPING
                            EQUITY SERIES--            GROWTH--              LEADERS--
                             STANDARD CLASS         INITIAL SHARES         INITIAL SHARES
                          -------------------    -------------------    -------------------
                            2009        2008       2009        2008       2009        2008
                          -----------------------------------------------------------------

SERIES I POLICIES
Units issued...........         --       --            --       --            --       --
Units redeemed.........         --       --            --       --            --       --
                                --      ---            --       --            --       --
  Net increase
     (decrease)........         --       --            --       --            --       --
                                ==      ===            ==       ==            ==       ==

SERIES II POLICIES
Units issued...........         --       --            --       --            --       --
Units redeemed.........         --       --            --       --            --       --
                                --      ---            --       --            --       --
  Net increase
     (decrease)........         --       --            --       --            --       --
                                ==      ===            ==       ==            ==       ==

SERIES III POLICIES
Units issued...........          1        6            12       20            --       --
Units redeemed.........         --      (44)           (4)      (1)           --       --
                                --      ---            --       --            --       --
  Net increase
     (decrease)........          1      (38)            8       19            --       --
                                ==      ===            ==       ==            ==       ==




Not all Investment Divisions are available under all policies.
(a) For Series III polices, represents the period January 2008 (Commencement of Investments) through December 2008.
(b) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(c) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(d) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(e) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(f) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(g) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(h) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(j) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(k) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(l) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(m) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(n) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(o) For Series III policies, represents the period December 2009 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







        AMERICAN FUNDS         AMERICAN FUNDS
         GROWTH-INCOME         INTERNATIONAL           CVS CALVERT
            FUND--                 FUND--            SOCIAL BALANCED         DAVIS VALUE
        CLASS 2 SHARES         CLASS 2 SHARES           PORTFOLIO             PORTFOLIO
      ------------------    -------------------    ------------------    -------------------
        2009       2008       2009        2008       2009       2008       2009        2008
      --------------------------------------------------------------------------------------


           --       --            --       --           --       --            --         --
           --       --            --       --           --       --            --         --
           --       --           ---      ---           --       --           ---        ---
           --       --            --       --           --       --            --         --
           ==       ==           ===      ===           ==       ==           ===        ===


           --       --            --       --           --       --            --         --
           --       --            --       --           --       --            --        (14)
           --       --           ---      ---           --       --           ---        ---
           --       --            --       --           --       --            --        (14)
           ==       ==           ===      ===           ==       ==           ===        ===


           23        5           314      495           --       --            33         77
           (5)      --           (27)     (41)          --       --           (38)       (76)
           --       --           ---      ---           --       --           ---        ---
           18        5           287      454           --       --            (5)         1
           ==       ==           ===      ===           ==       ==           ===        ===






           DWS DREMAN            DWS GLOBAL                DWS
         SMALL MID CAP          OPPORTUNITIES           SMALL CAP            FIDELITY(R) VIP
          VALUE VIP--               VIP--              INDEX VIP--           CONTRAFUND(R)--
         CLASS A SHARES        CLASS A SHARES         CLASS A SHARES          INITIAL CLASS
      -------------------    ------------------    -------------------    --------------------
        2009        2008       2009     2008(C)      2009        2008        2009        2008
      ----------------------------------------------------------------------------------------



            --       --           --       --            --       --             --       --
            --       --           --       --            --       --             (1)      (4)
           ---       --           --       --           ---      ---           ----      ---
            --       --           --       --            --       --             (1)      (4)
           ===       ==           ==       ==           ===      ===           ====      ===


            --       --           --       --            --       --              2        6
            --       --           --       --            (8)      --            (25)      (7)
           ---       --           --       --           ---      ---           ----      ---
            --       --           --       --            (8)      --            (23)      (1)
           ===       ==           ==       ==           ===      ===           ====      ===


             9       11           --        2           287       97            263      658
           (27)      (3)          (2)      --           (65)     (89)          (261)     (82)
           ---       --           --       --           ---      ---           ----      ---
           (18)       8           (2)       2           222        8              2      576
           ===       ==           ==       ==           ===      ===           ====      ===


--------------------------------------------------------------------------------







                                                   FIDELITY(R) VIP         FIDELITY(R) VIP
                            FIDELITY(R) VIP         FREEDOM 2010            FREEDOM 2020
                            EQUITY-INCOME--          PORTFOLIO--             PORTFOLIO--
                             INITIAL CLASS          INITIAL CLASS           INITIAL CLASS
                          ------------------    --------------------    --------------------
                            2009       2008        2009        2008       2009        2008
                          ------------------------------------------------------------------


SERIES I POLICIES
Units issued...........       --         --            --       --          --          --
Units redeemed.........       --         (4)           --       --          --          --
                            ----       ----           ---       --         ---         ---
  Net increase
     (decrease)........       --         (4)           --       --          --          --
                            ====       ====           ===       ==         ===         ===

SERIES II POLICIES
Units issued...........       --         --            --       --          --          --
Units redeemed.........       --         --            --       (3)         --          --
                            ----       ----           ---       --         ---         ---
  Net increase
     (decrease)........       --         --            --       (3)         --          --
                            ====       ====           ===       ==         ===         ===

SERIES III POLICIES
Units issued...........       77         87            20       92         122         310
Units redeemed.........     (243)      (175)          (29)      (3)        (21)         (9)
                            ----       ----           ---       --         ---         ---
  Net increase
     (decrease)........     (166)       (88)           (9)      89         101         301
                            ====       ====           ===       ==         ===         ===







                                                FIDELITY(R) VIP
                            FIDELITY(R) VIP       MONEY MARKET        FIDELITY(R) VIP
                               MID-CAP--          PORTFOLIO--           OVERSEAS--
                             INITIAL CLASS       INITIAL CLASS         INITIAL CLASS
                          ------------------    ---------------    --------------------
                            2009       2008         2009(M)          2009        2008
                          -------------------------------------------------------------

SERIES I POLICIES
Units issued...........       --         --            --              --            --
Units redeemed.........       --         --            --              --            --
                            ----       ----           ---            ----           ---
  Net increase
     (decrease)........       --         --            --              --            --
                            ====       ====           ===            ====           ===

SERIES II POLICIES
Units issued...........        5          3            --              --             8
Units redeemed.........       (4)       (20)           --             (13)           (1)
                            ----       ----           ---            ----           ---
  Net increase
     (decrease)........        1        (17)           --             (13)            7
                            ====       ====           ===            ====           ===

SERIES III POLICIES
Units issued...........      208        208           890              58           122
Units redeemed.........     (168)      (166)          (28)           (141)          (81)
                            ----       ----           ---            ----           ---
  Net increase
     (decrease)........       40         42           862             (83)           41
                            ====       ====           ===            ====           ===




Not all Investment Divisions are available under all policies.
(a) For Series III polices, represents the period January 2008 (Commencement of Investments) through December 2008.
(b) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(c) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(d) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(e) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(f) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(g) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(h) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(j) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(k) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(l) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(m) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(n) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(o) For Series III policies, represents the period December 2009 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







         FIDELITY(R) VIP                                                         FIDELITY(R) VIP
          FREEDOM 2030           FIDELITY(R) VIP         FIDELITY(R) VIP           INVESTMENT
           PORTFOLIO--              GROWTH--               INDEX 500--            GRADE BOND--
          INITIAL CLASS           INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
      --------------------    --------------------    --------------------    --------------------
        2009        2008        2009        2008        2009        2008         2009        2008
      --------------------------------------------------------------------------------------------



          --          --          --          --          --          --             --       --
          --          --          --          --          --          --             --       --
         ---         ---        ----         ---        ----        ----            ---      ---
          --          --          --          --          --        ----             --       --
         ===         ===        ====         ===        ====        ====            ===      ===


          --          --          --           1          --           3             --       18
          --          --          --         (11)        (12)         --            (62)     (20)
         ---         ---        ----         ---        ----        ----            ---      ---
          --          --          --         (10)        (12)          3            (62)      (2)
         ===         ===        ====         ===        ====        ====            ===      ===


         173         201          43          27         434         571            208      111
         (11)         (7)       (193)        (65)       (209)       (146)           (45)     (47)
         ---         ---        ----         ---        ----        ----            ---      ---
         162         194        (150)        (38)        225         425            163       64
         ===         ===        ====         ===        ====        ====            ===      ===






                                                           JANUS ASPEN             JANUS ASPEN
                                                            BALANCED               ENTERPRISE
         FIDELITY(R) VIP         FIDELITY(R) VIP           PORTFOLIO--             PORTFOLIO--
         VALUE LEADERS--       VALUE STRATEGIES--         INSTITUTIONAL           INSTITUTIONAL
          INITIAL CLASS          SERVICE CLASS 2             SHARES                  SHARES
      --------------------    --------------------    --------------------    --------------------
        2009       2008(H)      2009        2008        2009        2008        2009        2008
      --------------------------------------------------------------------------------------------


         --          --           --         --           --          --          --          --
         --          --           --         --          (30)        (17)         --          --
         --          --          ---         --         ----         ---        ----         ---
         --          --           --         --          (30)        (17)         --          --
         ==          ==          ===         ==         ====         ===        ====         ===


         --          --           --         --            8          12          --          --
         --          --           --         --          (41)         (3)         --          --
         --          --          ---         --         ----         ---        ----         ---
         --          --           --         --          (33)          9          --          --
         ==          ==          ===         ==         ====         ===        ====         ===


          2          --            3          5           68          73          69         146
         --          --          (13)        (8)        (122)        (13)       (155)        (18)
         --          --          ---         --         ----         ---        ----         ---
          2          --          (10)        (3)         (54)         60         (86)        128
         ==          ==          ===         ==         ====         ===        ====         ===


--------------------------------------------------------------------------------






                                                         JANUS ASPEN
                                JANUS ASPEN               WORLDWIDE                LAZARD
                             FORTY PORTFOLIO--           PORTFOLIO--             RETIREMENT
                               INSTITUTIONAL            INSTITUTIONAL           INTERNATIONAL
                                  SHARES                   SHARES             EQUITY PORTFOLIO
                          ----------------------    --------------------    --------------------
                              2009         2008        2009        2008        2009        2008
                          ----------------------------------------------------------------------

SERIES I POLICIES
Units issued...........            --       --              1        4             --       --
Units redeemed.........            --       --             (5)      (4)            --       --
                                 ----      ---             --       --             --      ---
  Net increase
     (decrease)........            --       --             (4)      --             --       --
                                 ====      ===             ==       ==             ==      ===

SERIES II POLICIES
Units issued...........            --       --             --       --              2       17
Units redeemed.........            --       --             --       --             --       --
                                 ----      ---             --       --             --      ---
  Net increase
     (decrease)........            --       --             --       --              2       17
                                 ====      ===             ==       ==             ==      ===

SERIES III POLICIES
Units issued...........            62      139             65        3             78       47
Units redeemed.........          (143)     (14)            (7)      (9)            (7)     (84)
                                 ----      ---             --       --             --      ---
  Net increase
     (decrease)........           (81)     125             58       (6)            71      (37)
                                 ====      ===             ==       ==             ==      ===






                                                        MFS(R)
                                    MFS(R)              VALUES         MORGAN STANLEY
                                  UTILITIES            SERIES--         UIF EMERGING
                                   SERIES--            INITIAL         MARKETS DEBT--
                                INITIAL CLASS           CLASS              CLASS I
                            ---------------------    -----------    --------------------
                               2009        2008        2009(I)         2009        2008
                            ------------------------------------------------------------

SERIES I POLICIES
Units issued..........             --       --                --           --       --
Units redeemed........             --       --                --           --       --
                                   --       --               ---           --       --
  Net increase
     (decrease).......             --       --                --           --       --
                                   ==       ==               ===           ==       ==

SERIES II POLICIES
Units issued..........              1        5                --           --       --
Units redeemed........             --       --                --           (2)      (2)
                                   --       --               ---           --       --
  Net increase
     (decrease).......              1        5                --           (2)      (2)
                                   ==       ==               ===           ==       ==

SERIES III POLICIES
Units issued..........             26       23               186           31       34
Units redeemed........             (5)      (7)               (2)          (3)      (2)
                                   --       --               ---           --       --
  Net increase
     (decrease).......             21       16               184           28       32
                                   ==       ==               ===           ==       ==




Not all Investment Divisions are available under all policies.
(a) For Series III polices, represents the period January 2008 (Commencement of Investments) through December 2008.
(b) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(c) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(d) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(e) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(f) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(g) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(h) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(j) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(k) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(l) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(m) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(n) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(o) For Series III policies, represents the period December 2009 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                             LVIP BARON GROWTH
          LORD ABBETT          OPPORTUNITIES             MFS(R)                MFS(R)
         SERIES FUND--             FUND--            INVESTORS TRUST        NEW DISCOVERY
         MID-CAP VALUE         SERVICE CLASS            SERIES--              SERIES--
           PORTFOLIO               SHARES             INITIAL CLASS         INITIAL CLASS
      ------------------    -------------------    ------------------    ------------------
      2009         2008      2009         2008     2009         2008       2009       2008
      -------------------------------------------------------------------------------------


          --         --           --       --           --       --           --       --
          --         --           --       --           --       --           --       --
        ----       ----          ---       --           --       --           --       --
          --         --           --       --           --       --           --       --
        ====       ====          ===       ==           ==       ==           ==       ==


          --          1           --        3           --       --           --       --
          (9)        --          (11)      (1)          (6)      --           --       --
        ----       ----          ---       --           --       --           --       --
          (9)         1          (11)       2           (6)      --           --       --
        ====       ====          ===       ==           ==       ==           ==       ==


         151        166           52       40           --       --           --       --
        (309)      (563)         (57)      (6)          --       --           --       --
        ----       ----          ---       --           --       --           --       --

        (158)      (397)          (5)      34           --       --           --       --
        ====       ====          ===       ==           ==       ==           ==       ==







        MORGAN STANLEY       MORGAN STANLEY         MORGAN STANLEY        NEUBERGER BERMAN
         UIF EMERGING       UIF U.S. MID-CAP           UIF U.S.             AMT PARTNERS
       MARKETS EQUITY--          VALUE--            REAL ESTATE--            PORTFOLIO--
            CLASS I              CLASS I               CLASS I                 CLASS I
      ------------------    ----------------    ---------------------    ------------------
        2009       2008          2009(K)           2009         2008       2009     2008(A)
      -------------------------------------------------------------------------------------



           --       --                --                --       --           --       --
           --       (2)               --                --       --           --       --
           --      ---                --              ----      ---           --       --
           --       (2)               --                --       --           --       --
           ==      ===                ==              ====      ===           ==       ==


           --        8                --                --        2           --       --
           (8)     (19)               --               (14)      (3)          --       --
           --      ---                --              ----      ---           --       --
           (8)     (11)               --               (14)      (1)          --       --
           ==      ===                ==              ====      ===           ==       ==


           98       65                 9                96       68           22       58
           (7)     (23)               --              (192)     (15)          (2)      (1)
           --      ---                --              ----      ---           --       --
           91       42                 9               (96)      53           20       57
           ==      ===                ==              ====      ===           ==       ==


--------------------------------------------------------------------------------






                              OPPENHEIMER
                                CAPITAL                                      PIMCO
                             APPRECIATION        OPPENHEIMER CORE       LOW DURATION--
                                FUND/VA            BOND FUND/VA         ADMINISTRATIVE
                          NON-SERVICE SHARES    NON-SERVICE SHARES       CLASS SHARES
                          ------------------    ------------------    ------------------
                            2009     2008(F)      2009     2008(G)      2009       2008
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........        --       --           --       --           --       --
Units redeemed.........        --       --           --       --           --       --
                               --       --           --       --           --       --
  Net increase
     (decrease)........        --       --           --       --           --       --
                               ==       ==           ==       ==           ==       ==

SERIES II POLICIES
Units issued...........        --       --           --       --           --       --
Units redeemed.........        --       --           --       --           --       --
                               --       --           --       --           --       --
  Net increase
     (decrease)........        --       --           --       --           --       --
                               ==       ==           ==       ==           ==       ==

SERIES III POLICIES
Units issued...........         4       --           --       --           38       82
Units redeemed.........        --       --           --       --           (7)      (2)
                               --       --           --       --           --       --
  Net increase
     (decrease)........         4       --           --       --           31       80
                               ==       ==           ==       ==           ==       ==






                                 ROYCE                   ROYCE
                               MICRO-CAP               SMALL-CAP
                              PORTFOLIO--             PORTFOLIO--            T. ROWE PRICE
                               INVESTMENT             INVESTMENT           BLUE CHIP GROWTH
                                 CLASS                   CLASS                 PORTFOLIO
                          -------------------    --------------------    --------------------
                            2009        2008        2009        2008        2009        2008
                          -------------------------------------------------------------------


SERIES I POLICIES
Units issued...........         --       --             --       --             --       --
Units redeemed.........         --       --             --       --             --       --
                               ---      ---           ----      ---           ----      ---
  Net increase
     (decrease)........         --       --             --       --             --       --
                               ===      ===           ====      ===           ====      ===

SERIES II POLICIES
Units issued...........         --       --             --       --             --       --
Units redeemed.........         --      (18)            --       --             --       --
                               ---      ---           ----      ---           ----      ---
  Net increase
     (decrease)........         --      (18)            --       --             --       --
                               ===      ===           ====      ===           ====      ===

SERIES III POLICIES
Units issued...........         40       50            214      325            115      143
Units redeemed.........        (57)     (90)          (189)     (47)          (115)     (23)
                               ---      ---           ----      ---           ----      ---
  Net increase
     (decrease)........        (17)     (40)            25      278             --      120
                               ===      ===           ====      ===           ====      ===




Not all Investment Divisions are available under all policies.
(a) For Series III polices, represents the period January 2008 (Commencement of Investments) through December 2008.
(b) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(c) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(d) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(e) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(f) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(g) For Series III policies, represents the. period October 2008 (Commencement of Investments) through December 2008.
(h) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(j) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(k) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(l) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(m) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(n) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(o) For Series III policies, represents the period December 2009 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                                                             PIMCO VIT
             PIMCO                 PIMCO                 PIMCO              GLOBAL BOND
         REAL RETURN--        TOTAL RETURN--       U.S. GOVERNMENT--        PORTFOLIO--
        ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE
         CLASS SHARES          CLASS SHARES          CLASS SHARES          CLASS SHARES
      ------------------    ------------------    ------------------    ------------------
        2009       2008       2009       2008       2009       2008           2009(L)
      ------------------------------------------------------------------------------------



         --         --          --        --         --         --              --
         --         --          --        --         --         --              --
        ---        ---        ----       ---         --         --              --
         --         --          --        --         --         --              --
        ===        ===        ====       ===         ==         ==              ==


          7         --          15        --         --         --              --
         (3)        (9)         (6)       --         --         --              --
        ---        ---        ----       ---         --         --              --
          4         (9)          9        --         --         --              --
        ===        ===        ====       ===         ==         ==              ==


        370        126         482       410          3          3               8
        (26)       (18)       (132)      (72)        (2)        --              --
        ---        ---        ----       ---         --         --              --
        344        108         350       338          1          3               8
        ===        ===        ====       ===         ==         ==              ==







                                                     T. ROWE PRICE         T. ROWE PRICE
         T. ROWE PRICE         T. ROWE PRICE         INTERNATIONAL         LIMITED-TERM
         EQUITY INCOME           INDEX 500               STOCK                 BOND
           PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
      ------------------    ------------------    ------------------    ------------------
        2009       2008       2009       2008       2009       2008       2009       2008
      ------------------------------------------------------------------------------------


           1          6        --         --         --         --         --         --
         (10)        (7)       --         --         --         --         --         --
        ----       ----       ---         --        ---        ---        ---        ---
          (9)        (1)       --         --         --         --         --         --
        ====       ====       ===         ==        ===        ===        ===        ===


           3         13        --         --          6          5          7         --
         (42)       (43)       --         --         (2)        --        (13)        --
        ----       ----       ---         --        ---        ---        ---        ---
         (39)       (30)       --         --          4          5         (6)        --
        ====       ====       ===         ==        ===        ===        ===        ===


         320        416         8         14         54         15         96         45
        (437)      (279)      (15)        (2)       (18)       (29)       (65)       (25)
        ----       ----       ---         --        ---        ---        ---        ---
        (117)       137        (7)        12         36        (14)        31         20
        ====       ====       ===         ==        ===        ===        ===        ===


--------------------------------------------------------------------------------







                                                 T. ROWE PRICE
                             T. ROWE PRICE     PERSONAL STRATEGY        VAN ECK
                          NEW AMERICA GROWTH        BALANCED           WORLDWIDE
                               PORTFOLIO           PORTFOLIO          HARD ASSETS
                          ------------------  -------------------  -----------------
                             2009      2008      2009       2008     2009    2008(E)
                          ----------------------------------------------------------

SERIES I POLICIES
Units issued...........          --     --            --     --          --     --
Units redeemed.........          --     --            --     --          --     --
                                ---    ---          ----    ---          --     --
  Net increase
     (decrease)........          --     --            --     --          --     --
                                ===    ===          ====    ===          ==     ==

SERIES II POLICIES
Units issued...........          --     --            --     --          --     --
Units redeemed.........          --    (18)           --     --          --     --
                                ---    ---          ----    ---          --     --
  Net increase
     (decrease)........          --    (18)           --     --          --     --
                                ===    ===          ====    ===          ==     ==

SERIES III POLICIES
Units issued...........          42     42           461    749          21      3
Units redeemed.........         (81)   (12)         (195)   (43)         (4)    --
                                ---    ---          ----    ---          --     --
  Net increase
     (decrease)........         (39)    30           266    706          17      3
                                ===    ===          ====    ===          ==     ==








                                 VAN ECK
                                WORLDWIDE             VAN ECK WIT
                              MULTI-MANAGER            WORLDWIDE
                              ALTERNATIVES             BOND FUND
                          --------------------    -------------------
                             2009        2008      2009(J)      2008
                          -------------------------------------------

SERIES I POLICIES
Units issued...........          --       --            --       --
Units redeemed.........          --       --            --       --
                                ---       --            --       --
  Net increase
     (decrease)........          --       --            --       --
                                ===       ==            ==       ==

SERIES II POLICIES
Units issued...........          --       --             2       --
Units redeemed.........          --       --            --       --
                                ---       --            --       --
  Net increase
     (decrease)........          --       --             2       --
                                ===       ==            ==       ==

SERIES III POLICIES
Units issued...........           5        4             1       --
Units redeemed.........         (19)      --            --       --
                                ---       --            --       --
  Net increase
     (decrease)........         (14)       4             1       --
                                ===       ==            ==       ==



Not all Investment Divisions are available under all policies.
(a) For Series III polices, represents the period January 2008 (Commencement of Investments) through December 2008.
(b) For Series III policies, represents the period March 2008 (Commencement of Investments) through December 2008.
(c) For Series III policies, represents the period May 2008 (Commencement of Investments) through December 2008.
(d) For Series II policies, represents the period June 2008 (Commencement of Investments) through December 2008.
(e) For Series III policies, represents the period July 2008 (Commencement of Investments) through December 2008.
(f) For Series III policies, represents the period August 2008 (Commencement of Investments) through December 2008.
(g) For Series III policies, represents the period October 2008 (Commencement of Investments) through December 2008.
(h) For Series III policies, represents the period November 2008 (Commencement of Investments) through December 2008.
(i) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(j) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(k) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(l) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(m) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(n) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(o) For Series III policies, represents the period December 2009 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2009, 2008, 2007, 2006 and 2005:





                                                            MAINSTAY VP
                                                              BOND--
                                                           INITIAL CLASS
                                     --------------------------------------------------------
                                      2009       2008        2007         2006         2005
                                     --------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   15     $   14      $   19       $1,080       $6,193
Units Outstanding..................       1          1           1           71          423
Variable Accumulation Unit Value...  $17.84     $16.60      $16.06       $15.19       $14.63
Total Return.......................    7.5%       3.4%        5.8%         3.8%         1.5%
Investment Income Ratio............    4.8%       3.9%        2.1%         0.3%         3.5%

SERIES II POLICIES(b)
Net Assets.........................  $   --     $   --      $   --       $   --       $   --
Units Outstanding..................      --         --          --           --           --
Variable Accumulation Unit Value...  $   --     $   --      $   --       $   --       $   --
Total Return.......................      --         --          --           --           --
Investment Income Ratio............      --         --          --           --           --

SERIES III POLICIES(c)
Net Assets.........................  $3,606     $2,572      $1,689       $1,177       $1,441
Units Outstanding..................     276        212         144          107          137
Variable Accumulation Unit Value...  $13.07     $12.13      $11.69       $10.98       $10.50
Total Return.......................    7.8%       3.7%        6.5%         4.5%         2.2%
Investment Income Ratio............    5.4%       4.9%        3.8%         1.1%         2.8%







                                                            MAINSTAY VP
                                                           CONVERTIBLE--
                                                           INITIAL CLASS
                                     ---------------------------------------------------------
                                      2009        2008        2007         2006         2005
                                     ---------------------------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $   --     $    --      $    1       $    1       $    1
Units Outstanding..................      --          --          --           --           --
Variable Accumulation Unit Value...  $13.06     $ 13.06      $14.05       $12.32       $11.23
Total Return.......................    0.0%       (7.0%)      14.1%         9.6%         5.7%
Investment Income Ratio............    2.2%        1.3%        2.4%         2.5%           --

SERIES II POLICIES(b)
Net Assets.........................  $  412     $   268      $  379       $  313       $  226
Units Outstanding..................      25          24          22           21           17
Variable Accumulation Unit Value...  $16.22     $ 11.13      $17.01       $14.85       $13.48
Total Return.......................   45.7%      (34.6%)      14.6%        10.1%         6.3%
Investment Income Ratio............    2.2%        2.4%        2.4%         2.7%         1.5%

SERIES III POLICIES(c)
Net Assets.........................  $  214     $   235      $  242       $  116       $  292
Units Outstanding..................      15          25          17            9           26
Variable Accumulation Unit Value...  $13.78     $  9.43      $14.38       $12.52       $11.34
Total Return.......................   46.1%      (34.4%)      14.9%        10.4%         8.9%
Investment Income Ratio............    1.9%        2.5%        2.8%         0.9%         1.4%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                                                                       MAINSTAY VP
                        MAINSTAY VP                                   COMMON STOCK--
                      CASH MANAGEMENT                                 INITIAL CLASS
      ----------------------------------------------  ---------------------------------------------
        2009      2008      2007      2006     2005     2009     2008     2007      2006      2005
      ---------------------------------------------------------------------------------------------


      $  9,396  $ 23,233  $ 16,231  $16,157  $   151  $ 1,519  $   724  $    596  $    587  $   527
         7,107    17,525    12,468   12,920      125      131       76        40        41       42
      $   1.32  $   1.33  $   1.30  $  1.25  $  1.20  $ 11.62  $  9.52  $  15.02  $  14.38  $ 12.43
         (0.2%)     1.8%      4.1%     3.9%     2.2%    22.0%   (36.6%)     4.4%     15.7%     6.9%
          0.1%      2.1%      4.7%     4.8%     2.9%     2.2%     1.3%      1.2%      0.6%     0.2%


      $    915  $    681  $    620  $   511  $ 1,778  $82,332  $67,870  $108,001  $103,462  $89,437
           789       586       544      468    1,701    6,057    6,096     6,155     6,184    6,212
      $   1.16  $   1.16  $   1.14  $  1.09  $  1.05  $ 13.59  $ 11.13  $  17.55  $  16.73  $ 14.40
         (0.2%)     1.9%      4.6%     4.3%     2.7%    22.1%   (36.5%)     4.9%     16.2%     7.4%
            --      2.1%      4.7%     4.5%     3.0%     2.1%     1.5%      1.3%      0.6%     1.0%


      $117,358  $172,479  $118,086  $39,142  $32,538  $12,207  $   416  $    878  $    157  $    22
       100,978   148,926   103,882   36,094   31,375    1,097       46        61        11        2
      $   1.16  $   1.16  $   1.14  $  1.08  $  1.04  $ 11.12  $  9.09  $  14.29  $  13.59  $ 11.67
          0.0%      2.2%      4.8%     4.6%     3.0%    22.4%   (36.4%)     5.1%     16.5%     7.7%
          0.1%      2.1%      4.6%     4.7%     1.1%     2.5%     1.9%      1.3%      1.1%     1.0%







                 MAINSTAY VP                             MAINSTAY VP
               FLOATING RATE--                          GOVERNMENT--
                INITIAL CLASS                           INITIAL CLASS
      ---------------------------------  ------------------------------------------
       2009     2008     2007     2006    2009     2008     2007     2006     2005
      -----------------------------------------------------------------------------



      $   --  $    --   $   --   $   --  $    5   $    7   $   32   $   31   $1,020
          --       --       --       --      --       --        2        2       72
      $   --  $    --   $   --   $   --  $17.26   $17.03   $15.57   $14.69   $14.22
          --       --       --       --    1.3%     9.4%     5.9%     3.3%     1.7%
          --       --       --       --    3.4%     1.8%     4.9%       --     3.1%


      $   --  $    --   $   79   $   --  $   --   $   --   $   --   $   --   $   56
          --       --        8       --      --       --       --       --        5
      $ 9.97  $  9.97   $ 9.98   $   --  $11.14   $11.14   $11.14   $11.14   $10.96
          --    (0.1%)   (0.2%)      --      --       --       --     1.6%     2.1%
          --     5.8%    26.2%       --      --       --       --       --     3.3%


      $  749  $   380   $  420   $  344  $2,103   $1,993   $1,326   $  433   $  197
          67       45       39       33     160      154      112       39       19
      $11.16  $  8.36   $10.82   $10.55  $13.16   $12.95   $11.79   $11.05   $10.62
       33.6%   (22.8%)    2.6%     5.5%    1.6%     9.8%     6.7%     4.1%     2.4%
        3.6%     5.2%     6.4%     6.2%    3.7%     3.5%     5.9%     1.4%     3.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                                     GROWTH EQUITY--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2009      2008      2007      2006      2005
                                     -----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $ 1,072   $   273   $ 8,194  $ 7,135
Units Outstanding..................       --        120        24       814      735
Variable Accumulation Unit Value...   $10.41    $  8.95   $ 11.24   $ 10.07  $  9.71
Total Return.......................    16.3%     (20.4%)    11.6%      3.7%     7.7%
Investment Income Ratio............       --         --        --      0.4%       --

SERIES II POLICIES(b)
Net Assets.........................   $   --    $    --   $    --   $    --  $    --
Units Outstanding..................       --         --        --        --       --
Variable Accumulation Unit Value...   $11.21    $ 11.21   $ 11.21   $    --  $    --
Total Return.......................       --         --        --        --       --
Investment Income Ratio............       --         --        --        --       --

SERIES III POLICIES(c)
Net Assets.........................   $5,072    $ 6,410   $19,469   $14,688  $11,758
Units Outstanding..................      468        794     1,474     1,250    1,045
Variable Accumulation Unit Value...   $10.84    $  8.07   $ 13.21   $ 11.75  $ 11.25
Total Return.......................    34.2%     (38.9%)    12.4%      4.4%     8.4%
Investment Income Ratio............     0.6%       0.5%      0.2%      0.4%       --







                                                     MAINSTAY VP
                                                  INCOME BUILDER--
                                                    INITIAL CLASS
                                     ------------------------------------------
                                      2009     2008     2007     2006     2005
                                     ------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $  472  $ 5,508  $12,280   $2,941   $1,891
Units Outstanding..................      47      677    1,099      281      196
Variable Accumulation Unit Value...  $10.02  $  8.14  $ 11.17   $10.47   $ 9.63
Total Return.......................   23.1%   (27.2%)    6.8%     8.7%     5.8%
Investment Income Ratio............    0.9%     4.0%     3.1%     0.9%     1.8%

SERIES II POLICIES(b)
Net Assets.........................  $   --  $    --  $    --   $   --   $   --
Units Outstanding..................      --       --       --       --       --
Variable Accumulation Unit Value...  $   --  $    --  $    --   $   --   $   --
Total Return.......................      --       --       --       --       --
Investment Income Ratio............      --       --       --       --       --

SERIES III POLICIES(c)
Net Assets.........................  $   --  $    --  $    --   $   --   $   --
Units Outstanding..................      --       --       --       --       --
Variable Accumulation Unit Value...  $   --  $    --  $    --   $   --   $   --
Total Return.......................      --       --       --       --       --
Investment Income Ratio............      --       --       --       --       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                     MAINSTAY VP                                          MAINSTAY VP
             HIGH YIELD CORPORATE BOND--                             ICAP SELECT EQUITY--
                    INITIAL CLASS                                        INITIAL CLASS
-----------------------------------------------------  ------------------------------------------------
        2009     2008      2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------



      $    78   $    92   $   164   $   157   $ 4,349  $  3,356   $ 1,536   $  177    $  176    $  430
            4         7         9         8       261       276       163       12        12        36
      $ 20.25   $ 14.22   $ 18.80   $ 18.51   $ 16.64  $  12.14   $  9.41   $15.13    $14.26    $12.04
        42.4%    (24.4%)     1.6%     11.2%      2.2%     29.0%    (37.8%)    6.1%     18.5%      4.7%
         7.0%      9.0%      6.4%      0.1%      6.0%      1.6%      1.0%     0.4%      0.2%      1.0%


      $   169   $    97   $   250   $   194   $   131  $179,293   $99,274   $   --    $   --    $   56
            9         7        14        11         9    13,460     9,620       --        --         4
      $ 18.61   $ 13.06   $ 17.26   $ 16.91   $ 15.13  $  13.32   $ 10.32   $   --    $16.30    $14.98
        42.5%    (24.3%)     2.1%     11.8%      2.7%     29.1%    (36.7%)      --      8.8%      5.2%
         7.9%      7.1%      6.0%      2.5%      7.7%      1.8%      0.8%       --        --      1.0%


      $17,280   $10,566   $14,732   $ 5,915   $ 2,391  $ 11,966   $14,524   $   24    $    5    $  218
        1,233     1,079     1,140       468       212     1,024     1,609        2        15        19
      $ 14.01   $  9.81   $ 12.92   $ 12.63   $ 11.27  $  11.68   $  9.03   $14.47    $13.54    $11.35
        42.8%    (24.1%)     2.3%     12.0%      2.9%     29.4%    (37.6%)    6.9%     19.3%      5.4%
         8.0%      7.7%      7.8%      2.7%      6.2%      1.8%      0.7%     0.4%      0.3%      1.8%



                        MAINSTAY VP                                       MAINSTAY VP
                   INTERNATIONAL EQUITY--                             LARGE CAP GROWTH--
                       INITIAL CLASS                                     INITIAL CLASS
      -----------------------------------------------  ------------------------------------------------
        2009     2008      2007      2006      2005      2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------



      $33,899   $29,906   $43,580   $67,923   $52,190  $     79   $    62   $  111    $   97    $  281
        1,966     2,066     2,228     3,618     3,626        12        13       14        15        47
      $ 17.24   $ 14.49   $ 19.56   $ 18.77   $ 14.40  $   6.55   $  4.69   $ 7.70    $ 6.39    $ 6.00
        19.0%    (25.9%)     4.2%     30.4%      7.2%     39.6%    (39.0%)   20.5%      6.5%      3.6%
         7.2%      1.5%      0.6%      0.3%      1.7%        --      0.1%       --      0.1%        --


      $   620   $   841   $ 1,463   $ 1,377   $ 1,004  $     --   $    --   $   --    $   67    $   63
           32        52        67        66        63        --        --       --         6         6
      $ 19.40   $ 16.30   $ 21.98   $ 21.00   $ 16.03  $     --   $    --   $   --    $10.94    $10.22
        19.1%    (25.9%)     4.7%     31.0%      7.7%        --        --    (0.2%)     7.0%      4.1%
         6.0%      1.4%      0.7%      0.4%      1.5%        --        --       --      0.1%        --


      $21,926   $20,138   $29,202   $23,036   $ 6,744  $      2   $    20   $   33    $   28    $   31
        1,435     1,574     1,696     1,404       540        --         2        2         3         3
      $ 15.28   $ 12.80   $ 17.22   $ 16.41   $ 12.50  $  11.42   $  8.15   $13.32    $10.98    $10.24
        19.4%    (25.7%)     4.9%     31.3%      8.0%     40.0%    (38.8%)   21.3%      7.2%      4.3%
         6.9%      1.6%      0.7%      0.5%      1.8%        --      0.1%     0.0%      0.1%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                      MID CAP CORE--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $37,402   $27,568   $48,265   $46,294   $40,564
Units Outstanding..................     2,132     2,146     2,165     2,176     2,186
Variable Accumulation Unit Value...   $ 17.54   $ 12.84   $ 22.29   $ 21.28   $ 18.56
Total Return.......................     36.6%    (42.4%)     4.8%     14.7%     15.6%
Investment Income Ratio............      0.6%      0.3%      0.4%        --      0.6%

SERIES III POLICIES(c)
Net Assets.........................   $ 9,357   $13,165   $23,854   $21,564   $ 2,931
Units Outstanding..................       717     1,381     1,446     1,372       214
Variable Accumulation Unit Value...   $ 13.05   $  9.53   $ 16.50   $ 15.71   $ 13.67
Total Return.......................     36.9%    (42.2%)     5.0%     15.0%     15.9%
Investment Income Ratio............      0.1%      0.5%      0.4%        --      0.5%







                                                        MAINSTAY VP
                                                      S&P 500 INDEX--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $113,527   $94,616  $157,310  $131,923  $119,908
Units Outstanding..................    10,094    10,602    11,052     9,685    10,091
Variable Accumulation Unit Value...  $  11.25   $  8.93  $  14.23  $  13.62  $  11.88
Total Return.......................     25.9%    (37.2%)     4.5%     14.6%      4.1%
Investment Income Ratio............      2.9%      2.4%      1.7%      0.5%      1.2%

SERIES II POLICIES(b)
Net Assets.........................  $    339   $   404  $    608  $    534  $    319
Units Outstanding..................        29        44        42        39        26
Variable Accumulation Unit Value...  $  11.50   $  9.13  $  14.53  $  13.85  $  12.02
Total Return.......................     25.9%    (37.2%)     5.0%     15.1%      4.5%
Investment Income Ratio............      2.4%      2.5%      1.7%      0.7%      1.2%

SERIES III POLICIES(c)
Net Assets.........................  $ 22,948   $22,919  $ 23,852  $ 22,492  $ 15,506
Units Outstanding..................     2,093     2,639     1,730     1,716     1,366
Variable Accumulation Unit Value...  $  10.97   $  8.69  $  13.79  $  13.10  $  11.35
Total Return.......................     26.3%    (37.0%)     5.2%     15.4%      4.8%
Investment Income Ratio............      2.7%      3.7%      1.7%      0.7%      1.2%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                       MAINSTAY VP                                 MAINSTAY VP
                    MID CAP GROWTH--                             MID CAP VALUE--
                      INITIAL CLASS                               INITIAL CLASS
      --------------------------------------------  -----------------------------------------
        2009      2008     2007     2006     2005    2009    2008     2007     2006     2005
      ---------------------------------------------------------------------------------------


         $--    $    --  $    --   $   --   $   --  $  --  $    --  $    --  $    --  $    --
          --         --       --       --       --     --       --       --       --       --
         $--    $    --  $    --   $   --   $   --  $  --  $    --  $    --  $    --  $    --
          --         --       --       --       --     --       --       --       --       --
          --         --       --       --       --     --       --       --       --       --


         $--    $    --  $   150   $   --   $   --  $  --  $42,576  $63,752  $64,974  $57,377
          --         --       16       --       --     --    4,727    4,769    4,793    4,815
         $--    $  9.12  $  9.44   $   --   $   --  $  --  $  9.01  $ 13.37  $ 13.56  $ 11.92
          --      (3.3%)   (5.6%)      --       --     --   (32.6%)   (1.4%)   13.8%     5.4%
          --         --       --       --       --   5.3%     1.7%     1.0%     0.1%     0.8%


         $--    $ 3,749  $10,832   $9,851   $  466  $  --  $   479  $   507  $   221  $   182
          --        394      630      663       34     --       56       40       17       16
         $--    $  9.52  $ 17.20   $14.85   $13.60  $  --  $  8.53  $ 12.63  $ 12.78  $ 11.21
          --     (44.7%)   15.8%     9.2%    17.1%     --   (32.5%)   (1.1%)   14.0%     5.7%
          --         --       --       --       --   5.7%     1.9%     1.1%     0.1%     2.0%







                         MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
                     SMALL CAP GROWTH--                 U.S. SMALL CAP--                       VALUE--
                        INITIAL CLASS                     INITIAL CLASS                     INITIAL CLASS
      ------------------------------------------------  ----------------  ------------------------------------------------
        2009      2008      2007      2006      2005          2009          2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------------------------


         $--     $    --   $   --    $   --    $   --        $   --          $--       $--    $  4,536  $  3,500  $  1,143
          --          --       --        --        --            --           --        --         331       259       100
         $--     $    --   $   --    $   --    $   --        $   --          $--       $--    $  13.69  $  13.49  $  11.43
          --          --       --        --        --            --           --        --        1.5%     18.1%      5.5%
          --          --       --        --        --            --           --        --        1.8%      0.6%      0.6%


         $--     $    --   $   --    $   --    $   --        $   --          $--       $--    $159,779  $157,522  $133,533
          --          --       --        --        --            --           --        --       8,610     8,652     8,697
         $--     $    --   $   --    $   --    $   --        $   --          $--       $--    $  18.56  $  18.21  $  15.35
          --          --       --        --        --            --           --        --        1.9%     18.6%      6.0%
          --          --       --        --        --            --           --        --        1.6%      0.4%      1.2%


         $--     $ 2,316   $4,522    $4,597    $   34        $1,987          $--       $--    $ 13,288  $ 12,123  $  2,161
          --         344      404       398         3           190           --        --       1,030       960       203
         $--     $  6.72   $11.19    $11.56    $10.87        $10.47          $--       $--    $  12.91  $  12.63  $  10.62
          --      (39.9%)   (3.2%)     6.3%      4.1%          4.7%           --        --        2.2%     18.9%      6.2%
          --          --       --        --        --            --           --        --        1.6%      0.5%      1.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                    AIM V.I.
                                                   GLOBAL REAL
                                                  ESTATE FUND--
                                                 SERIES I SHARES
                                     --------------------------------------
                                       2009      2008      2007      2006
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $    --   $   --    $   --
Units Outstanding..................       --         --       --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --
Total Return.......................       --         --       --        --
Investment Income Ratio............       --         --       --        --

SERIES II POLICIES(b)
Net Assets.........................   $  105    $    67   $   16    $   75
Units Outstanding..................       14         12        2         7
Variable Accumulation Unit Value...   $ 7.55    $  5.75   $10.42    $11.06
Total Return.......................    31.2%     (44.8%)   (5.8%)    10.6%
Investment Income Ratio............       --      12.8%     1.0%      8.0%

SERIES III POLICIES(c)
Net Assets.........................   $1,020    $   655   $1,197    $5,505
Units Outstanding..................      120        101      102       445
Variable Accumulation Unit Value...   $ 8.52    $  6.48   $11.70    $12.38
Total Return.......................    31.5%     (44.6%)   (5.5%)    23.8%
Investment Income Ratio............       --       7.1%     2.3%      4.0%






                                                    ALGER AMERICAN
                                                       SMALLCAP
                                                        GROWTH
                                                      PORTFOLIO--
                                                    CLASS O SHARES
                                     --------------------------------------------
                                      2009     2008      2007      2006     2005
                                     --------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   --   $    --   $   28    $   24   $   19
Units Outstanding..................      --        --        2         2        2
Variable Accumulation Unit Value...  $   --   $    --   $14.89    $12.79   $10.73
Total Return.......................      --    (13.8%)   16.4%     19.2%    16.1%
Investment Income Ratio............      --        --       --        --       --


SERIES II POLICIES(b)
Net Assets.........................  $   --   $    --   $   --    $   --   $   --
Units Outstanding..................      --        --       --        --       --
Variable Accumulation Unit Value...  $   --   $    --   $   --    $   --   $   --
Total Return.......................      --        --       --        --       --
Investment Income Ratio............      --        --       --        --       --


SERIES III POLICIES(c)
Net Assets.........................  $  834   $   804   $2,255    $1,950   $  189
Units Outstanding..................      62        86      129       131       15
Variable Accumulation Unit Value...  $13.54   $  9.31   $17.43    $14.86   $12.38
Total Return.......................   45.5%    (46.6%)   17.2%     20.1%    16.9%
Investment Income Ratio............      --        --       --        --       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                                             ALGER AMERICAN
                     AIM V.I.                                    CAPITAL
                   INTERNATIONAL                              APPRECIATION
                   GROWTH FUND--                               PORTFOLIO--
                  SERIES I SHARES                            CLASS O SHARES
      --------------------------------------  --------------------------------------------
       2009     2008      2007       2006       2009      2008      2007     2006    2005
      ------------------------------------------------------------------------------------


      $   --   $    --   $   --     $   --     $   --    $    --   $   --   $   --  $   --
          --        --       --         --         --         --       --       --      --
      $   --   $    --   $   --     $   --     $   --    $    --   $   --   $   --  $   --
          --        --       --         --         --         --       --       --      --
          --        --       --         --
          --        --       --         --         --


      $   --   $    --   $   --     $   --     $   --    $    --   $   --   $   --  $   --
          --        --       --         --         --         --       --       --      --
      $   --   $    --   $   --     $   --     $   --    $    --   $   --   $   --  $   --
          --        --       --         --         --         --       --       --      --
          --        --       --         --
          --        --       --         --         --


      $5,666   $ 3,366   $4,552     $   30     $   --    $    13   $   51   $  144  $   27
         520       418      337          3         --          1        3       10       2
      $10.89   $  8.05   $13.50     $11.77     $14.23    $ 10.42   $18.99   $14.22  $11.92
       35.2%    (40.4%)   14.7%      16.7%      36.6%     (45.1%)   33.5%    19.3%   14.4%
        1.7%      0.6%       --       2.3%         --         --       --       --      --







                                                  ALLIANCEBERNSTEIN
       ALGER AMERICAN     ALLIANCEBERNSTEIN         VPS SMALL/MID
          SMID CAP        VPS INTERNATIONAL           CAP VALUE
          GROWTH--        VALUE PORTFOLIO--          PORTFOLIO--
       CLASS O SHARES       CLASS A SHARES          CLASS A SHARES
      ---------------  -----------------------  ---------------------
       2009     2008    2009     2008    2007    2009     2008   2007
      ---------------------------------------------------------------


      $   --  $    --  $   --  $    --  $   --  $   --  $    --   $--
          --       --      --       --      --      --       --    --
      $   --  $    --  $   --  $    --  $   --  $   --  $    --   $--
          --       --      --       --      --      --       --    --
          --       --      --       --      --      --       --    --


      $   --  $    --  $   --  $    --  $   --  $   --  $    --   $--
          --       --      --       --      --      --       --    --
      $   --  $    --  $   --  $    --  $   --  $   --  $    --   $--
          --       --      --       --      --      --       --    --
          --       --      --       --      --      --       --    --


      $   27  $     6  $1,477  $   804  $  664  $1,377  $   114   $--
           3        1     253      185      72     143       17    --
      $ 7.84  $  5.37  $ 5.84  $  4.34  $ 9.26  $ 9.64  $  6.75   $--
       45.9%   (46.3%)  34.7%   (53.2%)  (7.4%)  42.9%   (32.5%)   --
          --       --    1.6%     0.8%      --    0.2%     0.5%    --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                   AMERICAN CENTURY(R)
                                                       VP VALUE--
                                                        CLASS II
                                     ----------------------------------------------
                                      2009     2008      2007      2006      2005
                                     ----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   --   $    --   $   --    $   --    $   --
Units Outstanding..................      --        --       --        --        --
Variable Accumulation Unit Value...  $   --   $    --   $   --    $   --    $   --
Total Return.......................      --        --       --        --        --
Investment Income Ratio............      --        --       --        --        --

SERIES II POLICIES(b)
Net Assets.........................  $  435   $   317   $  380    $  349    $  173
Units Outstanding..................      39        34       30        26        15
Variable Accumulation Unit Value...  $11.14   $  9.33   $12.77    $13.52    $11.44
Total Return.......................   19.4%    (27.0%)   (5.5%)    18.2%      4.6%
Investment Income Ratio............    5.3%      2.2%     1.4%      1.1%      0.7%

SERIES III POLICIES(c)
Net Assets.........................  $  512   $   224   $  882    $  227    $   70
Units Outstanding..................      50        26       75        18         7
Variable Accumulation Unit Value...  $10.24   $  8.55   $11.68    $12.34    $10.41
Total Return.......................   19.7%    (26.8%)   (5.3%)    18.5%      4.1%
Investment Income Ratio............    4.6%      2.4%     1.4%      0.6%      0.5%







                                                                                 AMERICAN FUNDS
                                              AMERICAN FUNDS                     GROWTH-INCOME
                                               GROWTH FUND--                         FUND--
                                              CLASS 2 SHARES                     CLASS 2 SHARES
                                     --------------------------------  ---------------------------------
                                       2009     2008    2007    2006    2009     2008    2007     2006
                                     -------------------------------------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $    --  $    --  $   --  $   --  $   --  $    --  $   --  $     --
Units Outstanding..................       --       --      --      --      --       --      --        --
Variable Accumulation Unit Value...  $    --  $    --  $   --  $   --  $   --  $    --  $   --       $--
Total Return.......................       --       --      --      --      --       --      --        --
Investment Income Ratio............       --       --      --      --      --       --      --        --


SERIES II POLICIES(b)
Net Assets.........................  $    --  $    95  $   --  $   --  $   --  $    --  $   --       $--
Units Outstanding..................       --       17      --      --      --       --      --        --
Variable Accumulation Unit Value...  $  4.97  $  5.68  $   --  $   --  $   --  $    --  $   --       $--
Total Return.......................   (12.5%)  (43.2%)     --      --      --       --      --        --
Investment Income Ratio............       --     1.3%      --      --      --       --      --        --


SERIES III POLICIES(c)
Net Assets.........................  $ 6,686  $ 1,083  $1,334  $    5  $  209  $    48  $   33       $--
Units Outstanding..................      765      173     119       1      26        8       3        --
Variable Accumulation Unit Value...  $  8.74  $  6.27  $11.19  $ 9.96  $ 8.02  $  6.11  $ 9.84       $--
Total Return.......................    39.4%   (44.0%)  12.3%   (0.4%)  31.2%   (37.8%)  (1.6%)       --
Investment Income Ratio............     0.9%     1.1%    1.4%      --    1.8%     2.4%    2.8%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------





                AMERICAN FUNDS           AMERICAN FUNDS          AMERICAN FUNDS
               ASSET ALLOCATION           GLOBAL GROWTH           GLOBAL SMALL
                    FUND--                   FUND--             CAPITALIZATION--
                CLASS 2 SHARES           CLASS 1 SHARES          CLASS 2 SHARES
      ---------------------------------  --------------  -----------------------------
       2009     2008    2007     2006         2009        2009     2008    2007   2006
      --------------------------------------------------------------------------------

      $   --  $    --  $   --  $     --      $   --      $   --  $    --  $   --   $--
          --       --      --        --          --          --       --      --    --
      $   --  $    --  $   --       $--      $   --      $   --  $    --  $   --   $--
          --       --      --        --          --          --       --      --    --
          --       --      --        --          --          --       --      --    --


      $   --  $    --  $   --       $--      $   --      $   38  $    46  $   --   $--
          --       --      --        --          --           6        9      --    --
      $   --  $    --  $   --       $--      $   --      $ 6.67  $  4.88  $   --   $--
          --       --      --        --          --       36.5%   (51.2%)     --    --
          --       --      --        --          --        0.3%       --      --    --


      $1,029  $   128  $  178       $--      $   --      $  407  $   120  $  471   $--
         110       17      17        --          --          44       21      38    --
      $ 9.36  $  7.55  $10.71       $--      $ 9.99      $ 9.29  $  5.76  $12.39   $--
       24.0%   (29.5%)   7.1%        --       (0.1%)      61.3%   (53.5%)  23.9%    --
        3.3%     3.4%    2.3%        --          --        0.4%       --    2.9%    --





                AMERICAN FUNDS
                INTERNATIONAL                            CVS CALVERT
                    FUND--                             SOCIAL BALANCED                              DAVIS VALUE
                CLASS 2 SHARES                            PORTFOLIO                                  PORTFOLIO
      ---------------------------------  ------------------------------------------  -----------------------------------------
       2009     2008     2007     2006    2009     2008     2007     2006     2005     2009     2008     2007    2006    2005
      ------------------------------------------------------------------------------------------------------------------------


      $   --  $    --   $   --    $--    $   --  $    --   $   --   $   --   $    7   $   --  $    --   $   --  $   --  $   --
          --       --       --     --        --       --       --       --        1       --       --       --      --      --
      $   --  $    --   $   --    $--    $   --  $    --   $   --   $12.64   $12.42   $   --  $    --   $   --  $   --  $   --
          --       --       --     --        --       --       --     1.8%     4.9%       --       --       --      --      --
          --       --       --     --        --       --       --       --     0.0%       --       --       --      --      --


      $   --  $    --   $   --    $--    $   --  $    --   $   --   $   --   $   --   $   --  $    --   $  151  $  143  $   82
          --       --       --     --        --       --       --       --       --       --       --       14      13       8
      $11.64  $ 11.64   $11.64    $--    $   --  $    --   $   --   $   --   $   --   $10.73  $ 10.73   $10.97  $11.31  $ 9.86
          --       --       --     --        --       --       --       --       --     0.0%    (2.2%)   (3.0%)  14.7%   (1.4%)
          --       --     0.3%     --        --       --       --       --       --       --       --     3.1%    0.6%   43.1%


      $8,655  $ 4,075   $1,647    $--    $   13  $    10   $   16   $   22   $  865   $1,354  $ 1,070   $1,783  $  315  $  118
         879      592      138     --         1        1        1        2       76      146      151      150      28      12
      $ 9.85  $  6.88   $11.89    $--    $10.95  $  8.74   $12.72   $12.38   $11.38   $ 9.28  $  7.08   $11.86  $11.34  $ 9.86
       43.1%   (42.1%)   18.9%     --     25.3%   (31.3%)    2.8%     8.8%     5.7%    31.2%   (40.3%)    4.6%   15.0%   (1.4%)
        1.7%     2.6%     2.2%     --      2.2%     2.6%     2.3%     0.3%     1.5%     0.9%     0.9%     1.4%    1.1%      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                DELAWARE VIP
                                             INTERNATIONAL VALUE
                                               EQUITY SERIES--
                                               STANDARD CLASS
                                     ----------------------------------
                                       2009     2008     2007     2006
                                     ----------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $  --   $    --   $   --    $--
Units Outstanding..................      --        --       --     --
Variable Accumulation Unit Value...   $  --   $    --   $   --    $--
Total Return.......................      --        --       --     --
Investment Income Ratio............      --        --       --     --

SERIES II POLICIES(b)
Net Assets.........................   $  --   $    --   $   --    $--
Units Outstanding..................      --        --       --     --
Variable Accumulation Unit Value...   $  --   $    --   $   --    $--
Total Return.......................      --        --       --     --
Investment Income Ratio............      --        --       --     --

SERIES III POLICIES(c)
Net Assets.........................   $   3   $    --   $  403    $--
Units Outstanding..................       1        --       38     --
Variable Accumulation Unit Value...   $6.46   $  6.10   $10.59    $--
Total Return.......................    6.0%    (42.4%)    5.9%     --
Investment Income Ratio............    4.5%      2.4%     2.0%     --





                                                DWS
                                               DREMAN                   DWS GLOBAL
                                           SMALL MID CAP              OPPORTUNITIES
                                            VALUE VIP--                   VIP--
                                           CLASS A SHARES             CLASS A SHARES
                                     -------------------------  -------------------------
                                       2009     2008     2007     2009     2008     2007
                                     ----------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --  $    --   $   --   $   --  $    --    $--
Units Outstanding..................       --       --       --       --       --     --
Variable Accumulation Unit Value...   $   --  $    --   $   --   $   --  $    --    $--
Total Return.......................       --       --       --       --       --     --
Investment Income Ratio............       --       --       --       --       --     --

SERIES II POLICIES(b)
Net Assets.........................   $   --  $    --   $   --   $   --  $    --    $--
Units Outstanding..................       --       --       --       --       --     --
Variable Accumulation Unit Value...   $   --  $    --   $   --   $   --  $    --    $--
Total Return.......................       --       --       --       --       --     --
Investment Income Ratio............       --       --       --       --       --     --

SERIES III POLICIES(c)
Net Assets.........................   $  969  $   861   $1,220   $    2  $    11    $--
Units Outstanding..................      121      139      131       --        2     --
Variable Accumulation Unit Value...   $ 8.03  $  6.19   $ 9.29   $ 7.76  $  5.24    $--
Total Return.......................    29.7%   (33.4%)   (7.1%)   48.2%   (47.6%)    --
Investment Income Ratio............     2.4%     1.7%       --     2.5%       --     --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                       DREYFUS IP                                  DREYFUS VIF
                  TECHNOLOGY GROWTH--                          DEVELOPING LEADERS--
                     INITIAL SHARES                               INITIAL SHARES
      -------------------------------------------  -------------------------------------------
        2009     2008     2007     2006     2005     2009     2008     2007     2006     2005
      ----------------------------------------------------------------------------------------


      $    --  $    --  $    --  $    --   $   --  $    --  $    --  $    --  $    --   $   --
           --       --       --       --       --       --       --       --       --       --
      $    --  $    --  $    --  $    --   $   --  $    --  $    --  $    --  $    --   $   --
           --       --       --       --       --       --       --       --       --       --
           --       --       --       --       --       --       --       --       --       --


      $    --  $    --  $    --  $    --   $   --  $    --  $    --  $    --  $    --   $  256
           --       --       --       --       --       --       --       --       --       22
      $  9.86  $  9.86  $  9.86  $  9.86   $   --  $ 10.90  $ 10.90  $ 10.90  $ 10.90   $11.66
           --       --       --     0.7%       --       --       --       --    (6.5%)    5.5%
           --       --       --       --       --       --       --       --     0.6%       --


      $   932  $   531  $   671  $   376   $  336  $    13  $    11  $    19  $    35   $   75
           83       75       56       36       33        2        2        2        3        7
      $ 11.17  $  7.09  $ 12.05  $ 10.50   $10.07  $  7.90  $  6.27  $ 10.05  $ 11.30   $10.89
        57.7%   (41.2%)   14.7%     4.3%     3.8%    26.0%   (37.6%)  (11.1%)    3.7%     5.8%
         0.4%       --       --       --       --     1.6%     0.9%     0.7%     0.5%       --



                          DWS                                    FIDELITY(R) VIP
                 SMALL CAP INDEX VIP--                           CONTRAFUND(R)--
                     CLASS A SHARES                               INITIAL CLASS
      -------------------------------------------  -------------------------------------------
        2009     2008     2007     2006     2005     2009     2008     2007     2006     2005
      ----------------------------------------------------------------------------------------



      $    --  $    --  $    --  $    --   $   --  $   153  $   121  $   306  $   263   $  543
           --       --       --       --       --        8        9       13       13       30
      $    --  $    --  $    --  $    --   $   --  $ 18.00  $ 13.30  $ 23.22  $ 19.88   $17.92
           --       --       --       --       --    35.3%   (42.7%)   16.8%    10.9%    16.1%
           --       --       --       --       --     1.4%     0.9%     1.0%     1.5%     0.3%


      $    --  $    75  $   113  $   102   $  188  $ 1,003  $ 1,011  $ 1,790  $ 1,227   $1,994
           --        8        8        7       15       62       85       86       69      126
      $  9.66  $  9.55  $ 14.53  $ 14.85   $12.67  $ 16.09  $ 11.88  $ 20.73  $ 17.67   $15.86
         1.1%   (34.3%)   (2.1%)   17.2%     4.0%    35.4%   (42.7%)   17.3%    11.4%    16.6%
         6.4%     1.6%     0.8%     0.6%     0.7%     1.4%     1.0%     1.1%     1.2%     0.3%


      $14,482  $ 9,454  $14,260  $24,980   $8,970  $22,805  $16,770  $19,399  $11,897   $3,687
        1,287    1,065    1,057    1,816      766    1,718    1,716    1,140      822      285
      $ 11.25  $  8.89  $ 13.49  $ 13.75   $11.70  $ 13.28  $  9.78  $ 17.02  $ 14.47   $12.95
        26.6%   (34.1%)   (1.9%)   17.5%     4.3%    35.7%   (42.5%)   17.6%    11.7%    16.9%
         1.7%     1.6%     0.9%     0.4%     0.5%     1.4%     1.2%     1.1%     1.5%     0.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     FIDELITY(R) VIP
                                                     EQUITY-INCOME--
                                                      INITIAL CLASS
                                     ----------------------------------------------
                                      2009     2008      2007      2006      2005
                                     ----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    3   $     3   $   59    $   60    $2,172
Units Outstanding..................      --        --        4         4       165
Variable Accumulation Unit Value...  $11.77   $  9.07   $15.87    $15.74    $13.18
Total Return.......................   29.8%    (42.8%)    0.8%     19.4%      5.1%
Investment Income Ratio............    2.2%      0.8%     1.8%      2.5%      1.6%

SERIES II POLICIES(b)
Net Assets.........................  $   13   $     6   $   11    $   --    $   58
Units Outstanding..................       1         1        1        --         4
Variable Accumulation Unit Value...  $12.79   $  9.85   $17.21    $16.97    $15.69
Total Return.......................   29.9%    (42.8%)    1.4%      8.2%      5.6%
Investment Income Ratio............      --        --       --      2.5%      1.4%

SERIES III POLICIES(c)
Net Assets.........................  $4,221   $ 4,568   $9,198    $8,274    $3,577
Units Outstanding..................     404       570      658       514       311
Variable Accumulation Unit Value...  $10.44   $  8.02   $13.98    $13.77    $11.46
Total Return.......................   30.2%    (42.7%)    1.5%     20.2%      5.9%
Investment Income Ratio............    2.0%      2.5%     2.0%      3.5%      0.8%







                                                FIDELITY(R) VIP
                                                 FREEDOM 2030
                                                  PORTFOLIO--
                                                 INITIAL CLASS
                                     ------------------------------------
                                      2009     2008      2007      2006
                                     ------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   --   $    --   $   --    $   --
Units Outstanding..................      --        --       --        --
Variable Accumulation Unit Value...  $   --   $    --   $   --    $   --
Total Return.......................      --        --       --        --
Investment Income Ratio............      --        --       --        --


SERIES II POLICIES(b)
Net Assets.........................  $   --   $    --   $   --    $   --
Units Outstanding..................      --        --       --        --
Variable Accumulation Unit Value...  $   --   $    --   $   --    $   --
Total Return.......................      --        --       --        --
Investment Income Ratio............      --        --       --        --


SERIES III POLICIES(c)
Net Assets.........................  $4,089   $ 1,872   $  644    $  230
Units Outstanding..................     408       246       52        21
Variable Accumulation Unit Value...  $10.03   $  7.61   $12.29    $11.04
Total Return.......................   31.7%    (38.0%)   11.4%     10.4%
Investment Income Ratio............    2.7%      4.2%     1.8%      4.1%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                      FIDELITY(R) VIP                                 FIDELITY(R) VIP
                       FREEDOM 2010                                    FREEDOM 2020
                        PORTFOLIO--                                     PORTFOLIO--
                       INITIAL CLASS                                   INITIAL CLASS
      ----------------------------------------------  ----------------------------------------------
       2009     2008      2007      2006      2005     2009     2008      2007      2006      2005
      ----------------------------------------------------------------------------------------------


      $   --   $    --   $   --    $   --    $   --   $   --   $    --   $   --    $   --    $   --
          --        --       --        --        --       --        --       --        --        --
      $   --   $    --   $   --    $   --    $   --   $   --   $    --   $   --    $   --    $   --
          --        --       --        --        --       --        --       --        --        --
          --        --       --        --        --       --        --       --        --        --


      $   --   $    --   $   31    $   --    $   --   $   22   $    11   $   18    $   --    $   --
          --        --        3        --        --        2         2        2        --        --
      $10.20   $ 10.20   $10.25    $   --    $   --   $ 9.49   $  7.38   $10.98    $   --    $   --
          --     (0.4%)    2.5%        --        --    28.7%    (32.8%)    9.8%        --        --
          --        --    14.8%        --        --     3.5%      3.2%     2.5%        --        --


      $1,209   $ 1,049   $  340    $  180    $  221   $5,111   $ 3,127   $  931    $  177    $   83
         108       117       28        16        22      477       376       75        16         8
      $11.14   $  8.97   $11.96    $11.01    $10.02   $10.72   $  8.31   $12.33    $11.19    $ 9.99
       24.3%    (25.1%)    8.7%      9.8%      0.2%    29.0%    (32.6%)   10.2%     12.0%     (0.1%)
        4.2%      4.5%     2.3%      1.8%        --     4.1%      4.7%     3.8%      1.8%        --







                      FIDELITY(R) VIP                                 FIDELITY(R) VIP
                         GROWTH--                                       INDEX 500--
                       INITIAL CLASS                                   INITIAL CLASS
      ----------------------------------------------  -----------------------------------------------
       2009     2008      2007      2006      2005      2009     2008      2007      2006      2005
      -----------------------------------------------------------------------------------------------


      $   --   $    --   $   --    $   --    $   --   $    --   $    --   $    --   $    --   $    --
          --        --       --        --        --        --        --        --        --        --
      $   --   $    --   $   --    $   --    $   --   $    --   $    --   $    --   $    --   $    --
          --        --       --        --        --        --        --        --        --        --
          --        --       --        --        --        --        --        --        --        --


      $   59   $    46   $  244    $   71    $  339   $   143   $   247   $   336   $ 1,519   $ 1,050
           6         6       16         6        31        11        23        20        94        75
      $ 9.97   $  7.79   $14.79    $11.67    $10.95   $ 13.42   $ 10.63   $ 16.91   $ 16.08   $ 13.93
       28.0%    (47.3%)   26.6%      6.6%      5.5%     26.3%    (37.2%)     5.2%     15.4%      4.6%
        0.5%      0.5%     0.8%      0.6%      0.4%      2.2%      2.6%      3.1%      1.3%      1.5%


      $  775   $ 1,720   $3,823    $2,568    $3,613   $33,360   $24,421   $32,904   $26,736   $15,576
          80       230      268       229       344     3,042     2,817     2,392     2,049     1,381
      $ 9.65   $  7.52   $14.23    $11.21    $10.49   $ 10.97   $  8.67   $ 13.75   $ 13.04   $ 11.27
       28.3%    (47.2%)   27.0%      6.9%      5.8%     26.6%    (37.0%)     5.4%     15.7%      4.8%
        0.4%      0.8%     0.8%      0.6%      0.3%      2.7%      2.3%      3.5%      1.3%      0.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     FIDELITY(R) VIP
                                                 INVESTMENT GRADE BOND--
                                                      INITIAL CLASS
                                     ----------------------------------------------
                                      2009     2008      2007      2006      2005
                                     ----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   --   $   --    $   --    $   --    $   --
Units Outstanding..................      --       --        --        --        --
Variable Accumulation Unit Value...  $   --   $   --    $   --    $   --    $   --
Total Return.......................      --       --        --        --        --
Investment Income Ratio............      --       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................  $1,301   $1,904    $2,001    $1,653    $1,150
Units Outstanding..................      89      151       153       131        95
Variable Accumulation Unit Value...  $14.60   $12.65    $13.11    $12.59    $12.10
Total Return.......................   15.4%    (3.5%)     4.1%      4.1%      1.9%
Investment Income Ratio............   10.3%     4.2%      4.1%      3.4%      3.5%

SERIES III POLICIES(c)
Net Assets.........................  $7,987   $5,070    $4,516    $2,444    $1,191
Units Outstanding..................     619      456       392       221       113
Variable Accumulation Unit Value...  $12.90   $11.14    $11.52    $11.04    $10.58
Total Return.......................   15.7%    (3.2%)     4.3%      4.3%      2.2%
Investment Income Ratio............    8.3%     3.9%      3.7%      2.8%      0.9%







                                         FIDELITY(R) VIP                   FIDELITY(R) VIP
                                         VALUE LEADERS--                 VALUE STRATEGIES--
                                          INITIAL CLASS                    SERVICE CLASS 2
                                     ----------------------  ------------------------------------------
                                      2009    2008    2007    2009     2008     2007     2006     2005
                                     ------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $   --  $   --  $    --   $   --   $   --   $   --
Units Outstanding..................      --      --      --      --       --       --       --       --
Variable Accumulation Unit Value...  $   --  $   --     $--  $   --  $    --   $   --   $   --   $   --
Total Return.......................      --      --      --      --       --       --       --       --
Investment Income Ratio............      --      --      --      --       --       --       --       --

SERIES II POLICIES(b)
Net Assets.........................  $   --  $   --     $--  $   --  $    --   $   --   $   --   $   --
Units Outstanding..................      --      --      --      --       --       --       --       --
Variable Accumulation Unit Value...  $   --  $   --     $--  $   --  $    --   $   --   $   --   $   --
Total Return.......................      --      --      --      --       --       --       --       --
Investment Income Ratio............      --      --      --      --       --       --       --       --

SERIES III POLICIES(c)
Net Assets.........................  $   22  $   --     $--  $  181  $   187   $  432   $  255   $  129
Units Outstanding..................       2      --      --      16       26       29       18       11
Variable Accumulation Unit Value...  $12.75  $ 9.96     $--  $11.40  $  7.25   $14.89   $14.12   $12.17
Total Return.......................   27.9%   (0.4%)     --   57.2%   (51.3%)    5.4%    16.0%     2.4%
Investment Income Ratio............    2.9%    2.4%      --    0.4%     0.5%     0.7%     0.3%       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                                       FIDELITY(R) VIP
                      FIDELITY(R) VIP                    MONEY MARKET                 FIDELITY(R) VIP
                         MID-CAP--                       PORTFOLIO--                    OVERSEAS--
                       INITIAL CLASS                    INITIAL CLASS                  INITIAL CLASS
      -----------------------------------------------  ---------------  ------------------------------------------
        2009     2008      2007      2006      2005          2009        2009     2008     2007     2006     2005
      ------------------------------------------------------------------------------------------------------------



      $    --   $    --   $    --   $    --   $   --        $   --      $   --  $    --  $    --  $    --   $   --
           --        --        --        --       --            --          --       --       --       --       --
      $    --   $    --   $    --   $    --   $   --        $   --      $   --  $    --  $    --  $    --   $   --
           --        --        --        --       --            --          --       --       --       --       --
           --        --        --        --       --            --          --       --       --       --       --


      $   669   $   468   $ 1,152   $ 1,196   $  739        $   --      $   35  $   147  $   156  $    --   $  165
           35        34        51        61       42            --           4       17       10       --       11
      $ 19.22   $ 13.76   $ 22.77   $ 19.74   $17.56        $   --      $ 9.76  $  8.74  $ 15.59  $ 15.82   $14.53
        39.7%    (39.6%)    15.3%     12.4%    18.0%            --       11.7%   (43.9%)   (1.5%)    8.9%     0.9%
         0.7%      0.5%      0.9%      0.3%       --            --        1.9%     3.6%     7.7%     1.4%       --


      $20,074   $13,908   $22,201   $17,242   $9,912        $8,630      $9,096  $ 7,991  $13,500  $14,042   $4,129
        1,324     1,284     1,242     1,115      721           862         741      824      783      955      332
      $ 15.16   $ 10.82   $ 17.87   $ 15.46   $13.72        $10.02      $12.26  $  9.69  $ 17.25  $ 14.70   $12.45
        40.1%    (39.4%)    15.6%     12.7%    18.3%          0.2%       26.5%   (43.8%)   17.3%    18.1%    19.0%
         0.7%      0.5%      0.9%      0.3%       --          0.3%        2.2%     2.6%     3.0%     0.4%     0.2%





                       JANUS ASPEN                                   JANUS ASPEN
                   BALANCED PORTFOLIO--                        ENTERPRISE PORTFOLIO--
                   INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
      ---------------------------------------------  ------------------------------------------
       2009     2008     2007      2006      2005     2009     2008     2007     2006     2005
      -----------------------------------------------------------------------------------------


      $9,772  $ 8,303   $10,243   $9,579    $11,800  $   --  $    --   $   --   $   --   $   --
         456      486       503      517        700      --       --       --       --       --
      $21.42  $ 17.07   $ 20.35   $18.54    $ 16.86  $   --  $    --   $   --   $   --   $   --
       25.5%   (16.1%)     9.8%     9.9%       7.2%      --       --       --       --       --
        3.0%     2.7%      2.6%     2.1%       2.3%      --       --       --       --       --


      $1,728  $ 1,796   $ 1,994   $1,623    $ 1,201  $   --  $    --   $   --   $   --   $   --
         109      142       133      119         97      --       --       --       --       --
      $15.86  $ 12.63   $ 15.04   $13.64    $ 12.35  $   --  $    --   $   --   $   --   $   --
       25.6%   (16.0%)    10.3%    10.4%       7.7%      --       --       --       --       --
        2.8%     2.8%      2.6%     2.3%       2.4%      --       --       --       --       --


      $5,014  $ 4,622   $ 4,650   $1,928    $ 1,262  $7,103  $ 5,755   $7,998   $5,191   $3,388
         337      391       331      152        110     500      586      458      363      269
      $14.87  $ 11.81   $ 14.03   $12.69    $ 11.47  $14.22  $  9.82   $17.44   $14.29   $12.58
       25.9%   (15.8%)    10.5%    10.7%       7.9%   44.8%   (43.7%)   22.0%    13.6%    12.3%
        2.7%     2.8%      2.7%     2.2%       1.7%      --     0.3%     0.2%       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                        JANUS ASPEN
                                                     FORTY PORTFOLIO--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $6,695    $ 5,270   $7,521    $4,077    $  307
Units Outstanding..................      534        615      490       364        30
Variable Accumulation Unit Value...   $12.53    $  8.56   $15.33    $11.19    $10.24
Total Return.......................    46.3%     (44.1%)   37.0%      9.3%      2.4%
Investment Income Ratio............     0.0%       0.1%     0.4%      0.5%      0.6%







                                                        LORD ABBETT
                                                       SERIES FUND--
                                                       MID-CAP VALUE
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $    --   $    --   $    --   $   --
Units Outstanding..................       --         --        --        --       --
Variable Accumulation Unit Value...   $   --    $    --   $    --   $    --   $   --
Total Return.......................       --         --        --        --       --
Investment Income Ratio............       --         --        --        --       --

SERIES II POLICIES(b)
Net Assets.........................   $   31    $   123   $   188   $   166   $1,100
Units Outstanding..................        2         11        10         9       68
Variable Accumulation Unit Value...   $13.83    $ 10.95   $ 18.10   $ 18.03   $16.11
Total Return.......................    26.3%     (39.5%)     0.3%     12.0%     8.0%
Investment Income Ratio............     0.2%       1.4%      0.5%      0.1%     0.5%

SERIES III POLICIES(c)
Net Assets.........................   $4,235    $ 4,685   $13,379   $11,906   $8,068
Units Outstanding..................      390        548       945       846      644
Variable Accumulation Unit Value...   $10.87    $  8.58   $ 14.15   $ 14.07   $12.53
Total Return.......................    26.6%     (39.4%)     0.6%     12.2%     8.2%
Investment Income Ratio............     0.5%       1.1%      0.5%      0.6%     0.5%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                      JANUS ASPEN                                       LAZARD
                 WORLDWIDE PORTFOLIO--                      RETIREMENT INTERNATIONAL EQUITY
                  INSTITUTIONAL SHARES                                 PORTFOLIO
      -------------------------------------------  ------------------------------------------------
        2009     2008     2007     2006     2005     2009      2008      2007      2006      2005
      ---------------------------------------------------------------------------------------------


       $  172  $   158   $  296   $  276   $  285   $   --    $    --   $   --    $   --    $   --
           16       20       20       21       25       --         --       --        --        --
       $11.02  $  8.02   $14.55   $13.37   $11.39   $   --    $    --   $   --    $   --    $   --
        37.3%   (44.8%)    8.9%    17.4%     5.1%       --         --       --        --        --
         1.4%     1.2%     0.8%     1.7%     1.3%       --         --       --        --        --



       $   --  $    --   $   --   $   --   $   96   $  178    $   130   $   --    $   --    $   --
           --       --       --       --        9       19         17       --        --        --
       $10.53  $ 10.53   $10.53   $10.53   $10.79   $ 9.38    $  7.75   $10.55    $   --    $   --
           --       --       --    (2.4%)    5.6%    21.2%     (26.6%)    5.5%        --        --
           --       --       --     2.2%     1.5%     2.8%       3.2%     2.1%        --        --



       $1,095  $   370   $  749   $  599   $  457   $2,740    $ 1,599   $3,086    $2,291    $   26
          108       50       56       49       44      243        172      209       172         2
       $10.18  $  7.39   $13.36   $12.18   $10.31   $11.29    $  9.30   $14.76    $13.32    $10.87
        37.7%   (44.7%)    9.6%    18.2%     5.9%    21.5%     (37.0%)   10.8%     22.5%      8.7%
         1.8%     1.2%     0.8%     2.0%     1.4%     3.1%       1.0%     2.7%      1.4%      1.0%







                   LVIP BARON GROWTH                               MFS(R) INVESTORS
                  OPPORTUNITIES FUND--                              TRUST SERIES--
                  SERVICE CLASS SHARES                               INITIAL CLASS
      -------------------------------------------  ------------------------------------------------
        2009     2008     2007     2006     2005     2009      2008      2007      2006      2005
      ---------------------------------------------------------------------------------------------


       $   --  $    --   $   --   $   --   $   --   $   --    $    --   $   --    $   --    $   --
           --       --       --       --       --       --         --       --        --        --
       $   --  $    --   $   --   $   --   $   --   $   --    $    --   $   --    $   --    $   --
           --       --       --       --       --       --         --       --        --        --
           --       --       --       --       --       --         --       --        --        --


       $   34  $    96   $  144   $   71   $   --   $   81    $   137   $  210    $  194    $  176
            4       15       13        7       --        6         12       12        12        13
       $ 7.68  $  6.60   $10.86   $10.53   $   --   $14.44    $ 11.41   $17.09    $15.54    $13.79
        16.4%   (39.3%)    3.1%     5.3%       --    26.6%     (33.2%)   10.0%     12.7%      7.0%
           --       --       --       --       --     2.6%       0.8%     0.8%      0.5%      0.5%


       $2,559  $ 1,885   $2,685   $  788   $  128   $   --    $    --   $   --    $   --    $   --
          253      258      224       68       13       --         --       --        --        --
       $10.09  $  7.30   $11.99   $11.59   $10.04   $   --    $    --   $   --    $   --    $   --
        38.3%   (39.1%)    3.4%    15.5%     0.4%       --         --       --        --        --
           --       --       --       --       --       --         --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                          MFS(R)
                                                  NEW DISCOVERY SERIES--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $    8    $     5   $    9    $   15    $  596
Units Outstanding..................        1          1        1         1        57
Variable Accumulation Unit Value...   $12.02    $  7.37   $12.14    $11.84    $10.46
Total Return.......................    63.2%     (39.3%)    2.5%     13.2%      5.2%
Investment Income Ratio............       --         --       --        --        --







                                                      MORGAN STANLEY
                                               UIF EMERGING MARKETS EQUITY--
                                                          CLASS I
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $    --   $   80    $   56    $   40
Units Outstanding..................       --         --        2         2         2
Variable Accumulation Unit Value...   $23.68    $ 13.98   $32.35    $23.19    $17.03
Total Return.......................    69.3%     (56.8%)   39.5%     36.2%     32.9%
Investment Income Ratio............       --         --     0.5%      0.8%      0.6%

SERIES II POLICIES(b)
Net Assets.........................   $  110    $   139   $  572    $   78    $   86
Units Outstanding..................        6         14       25         5         7
Variable Accumulation Unit Value...   $17.10    $ 10.09   $23.32    $16.65    $12.17
Total Return.......................    69.4%     (56.7%)   40.1%     36.8%     21.7%
Investment Income Ratio............       --         --     0.1%      0.7%      0.5%

SERIES III POLICIES(c)
Net Assets.........................   $8,690    $ 3,985   $7,958    $3,353    $1,428
Units Outstanding..................      411        320      278       164        96
Variable Accumulation Unit Value...   $21.16    $ 12.46   $28.72    $20.45    $14.91
Total Return.......................    69.8%     (56.6%)   40.5%     37.1%     33.9%
Investment Income Ratio............       --         --     0.4%      0.8%      0.3%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                           MFS(R)                            MFS(R)                     MORGAN STANLEY UIF
                     UTILITIES SERIES--                 VALUES SERIES--               EMERGING MARKETS DEBT--
                        INITIAL CLASS                    INITIAL CLASS                        CLASS I
      ------------------------------------------------  ---------------  ------------------------------------------------
        2009      2008      2007      2006      2005          2009         2009      2008      2007      2006      2005
      -------------------------------------------------------------------------------------------------------------------


       $   --    $    --   $   --    $   --    $   --        $   --       $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --            --           --         --       --        --        --
       $   --    $    --   $   --    $   --    $   --        $   --       $   --    $    --   $   --    $   --    $   --
           --         --       --        --        --            --           --         --       --        --        --
           --         --       --        --        --            --           --         --       --        --        --


       $  119    $    73   $   28    $   --    $    8        $   --       $   86    $    91   $  132    $  116    $   64
            8          7        2        --         1            --            6          8       10         9         6
       $14.41    $ 10.85   $17.45    $13.64    $12.92        $   --       $14.66    $ 11.29   $13.31    $12.52    $11.33
        32.9%     (37.8%)   27.9%      5.6%     10.0%            --        29.9%     (15.2%)    6.3%     10.5%     13.3%
         4.7%       0.6%     1.3%      4.3%        --            --         7.8%       7.0%     7.3%      8.1%      6.2%


       $1,632    $   973   $1,258    $  621    $   15        $2,198       $1,626    $   907   $  600    $  193    $   16
          102         81       65        41         1           184          102         74       42        14         1
       $16.01    $ 12.02   $19.28    $15.08    $11.49        $11.95       $15.88    $ 12.20   $14.35    $13.47    $12.15
        33.2%     (37.7%)   27.9%     31.3%     14.9%         19.5%        30.2%     (15.0%)    6.5%     10.8%     12.3%
         4.4%       1.5%     0.8%      0.4%        --          1.2%         6.7%       7.7%     7.3%     10.4%      6.6%







       MORGAN STANLEY                                                          NEUBERGER
      UIF U.S. MID-CAP               MORGAN STANLEY UIF                   BERMAN AMT PARTNERS
           VALUE--                   U.S. REAL ESTATE--                       PORTFOLIO--
           CLASS I                         CLASS I                              CLASS I
      ----------------  --------------------------------------------  --------------------------
            2009          2009      2008     2007     2006     2005     2009      2008     2007
      ------------------------------------------------------------------------------------------


           $   --        $   --   $    --  $    --   $   --   $   --   $   --   $    --    $--
               --            --        --       --       --       --       --        --     --
           $   --        $   --   $    --  $    --   $   --   $   --   $   --   $    --    $--
               --            --        --       --       --       --       --        --     --
               --            --        --       --       --       --       --        --     --



           $   --        $  104   $   283  $   466   $  378   $  594   $   --   $    --    $--
               --             6        20       21       14       30       --        --     --
           $   --        $17.78   $ 13.88  $ 22.41   $27.09   $19.67   $   --   $    --    $--
               --         28.0%    (38.0%)  (17.3%)   37.7%    16.8%       --        --     --
               --          2.2%      3.3%     0.9%     0.7%     1.0%       --        --     --


           $  147        $8,454   $ 7,663  $11,399   $5,238   $2,628   $  606   $   288    $--
                9           579       675      622      237      164       77        57     --
           $16.75        $14.61   $ 11.38  $ 18.32   $22.10   $16.01   $ 7.91   $  5.07    $--
            67.5%         28.4%    (37.9%)  (17.1%)   38.0%    17.1%    56.1%    (49.3%)    --
             1.4%          3.1%      3.7%     1.2%     1.1%     0.9%     2.8%      1.0%     --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                        OPPENHEIMER CAPITAL             OPPENHEIMER
                                            APPRECIATION                 CORE BOND
                                            FUND/VA NON-                  FUND/VA
                                          SERVICES SHARES            NON-SERVICE SHARES
                                     -------------------------  ---------------------------
                                       2009     2008     2007     2009     2008      2007
                                     ------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --  $    --    $--     $  --    $    --     $--
Units Outstanding..................       --       --     --        --         --      --
Variable Accumulation Unit Value...   $   --  $    --    $--     $  --    $    --     $--
Total Return.......................       --       --     --        --         --      --
Investment Income Ratio............       --       --     --        --         --      --

SERIES II POLICIES(b)
Net Assets.........................   $   --  $    --    $--     $  --    $    --     $--
Units Outstanding..................       --       --     --        --         --      --
Variable Accumulation Unit Value...   $   --  $    --    $--     $  --    $    --     $--
Total Return.......................       --       --     --        --         --      --
Investment Income Ratio............       --       --     --        --         --      --

SERIES III POLICIES(c)
Net Assets.........................   $   37  $     1    $--     $   1    $     1     $--
Units Outstanding..................        4       --     --        --         --      --
Variable Accumulation Unit Value...   $ 8.82  $  6.10    $--     $8.12    $  7.44     $--
Total Return.......................    44.5%   (39.0%)    --      9.0%     (25.6%)     --
Investment Income Ratio............     0.2%       --     --        --         --      --





                                                        PIMCO
                                                    TOTAL RETURN--
                                             ADMINISTRATIVE CLASS SHARES
                                     -------------------------------------------
                                       2009     2008     2007     2006     2005
                                     -------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --  $    --  $    --  $    --   $   --
Units Outstanding..................       --       --       --       --       --
Variable Accumulation Unit Value...  $    --  $    --  $    --  $    --   $   --
Total Return.......................       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --

SERIES II POLICIES(b)
Net Assets.........................  $   110  $    --  $    --  $    69   $  217
Units Outstanding..................        9       --       --        7       21
Variable Accumulation Unit Value...  $ 12.03  $ 10.65  $ 10.65  $ 10.56   $10.19
Total Return.......................    13.0%       --     0.9%     3.6%     1.9%
Investment Income Ratio............     5.2%       --     4.7%     4.4%     3.7%

SERIES III POLICIES(c)
Net Assets.........................  $39,016  $29,834  $24,413  $14,366   $8,384
Units Outstanding..................    2,727    2,377    2,039    1,305      790
Variable Accumulation Unit Value...  $ 14.31  $ 12.55  $ 11.97  $ 11.01   $10.60
Total Return.......................    14.1%     4.8%     8.8%     3.8%     2.5%
Investment Income Ratio............     5.2%     4.4%     4.7%     4.3%     3.2%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                            PIMCO                                           PIMCO
                       LOW DURATION--                                   REAL RETURN--
                 ADMINISTRATIVE CLASS SHARES                     ADMINISTRATIVE CLASS SHARES
      ------------------------------------------------  --------------------------------------------
        2009      2008      2007      2006      2005      2009      2008     2007     2006     2005
      ----------------------------------------------------------------------------------------------


       $   --    $    --   $   --    $   --    $   --    $    --   $   --   $   --   $   --   $   --
           --         --       --        --        --         --       --       --       --       --
       $   --    $    --   $   --    $   --    $   --    $    --   $   --   $   --   $   --   $   --
           --         --       --        --        --         --       --       --       --       --
           --         --       --        --        --         --       --       --       --       --


       $   --    $    --   $   --    $   --    $  228    $    55   $    2   $  103   $   90   $  137
           --         --       --        --        23          4       --        9        9       13
       $10.12    $ 10.12   $10.12    $10.12    $10.08    $ 12.53   $10.61   $11.50   $10.42   $10.37
           --         --       --      0.5%      0.8%      18.1%    (7.8%)   10.4%     0.5%     1.8%
           --         --       --      3.9%      2.9%       3.7%     3.8%     4.7%     4.2%     2.9%


       $1,892    $ 1,318   $  415    $  264    $   58    $11,006   $5,606   $4,776   $2,622   $1,237
          148        117       37        25         6        864      520      412      250      119
       $12.77    $ 11.27   $11.31    $10.54    $10.11    $ 12.69   $10.72   $11.59   $10.48   $10.40
        13.3%      (0.4%)    7.4%      4.3%      1.0%      18.4%    (7.5%)   10.7%     0.7%     2.1%
         3.5%       4.0%     4.8%      4.1%      1.8%       3.0%     3.5%     4.6%     4.2%     3.1%





                                              PIMCO VIT
                                             GLOBAL BOND
                     PIMCO                   PORTFOLIO--                         ROYCE
               U.S. GOVERNMENT--           ADMINISTRATIVE                MICRO-CAP PORTFOLIO--
          ADMINISTRATIVE CLASS SHARES       CLASS SHARES                   INVESTMENT CLASS
      -----------------------------------  --------------  ------------------------------------------------
        2009      2008     2007     2006        2009         2009      2008      2007      2006      2005
      -----------------------------------------------------------------------------------------------------


       $   --    $   --   $   --   $   --      $   --       $   --    $    --   $   --    $   --    $   --
           --        --       --       --          --           --         --       --        --        --
       $   --    $   --   $   --   $   --      $   --       $   --    $    --   $   --    $   --    $   --
           --        --       --       --          --           --         --       --        --        --
           --        --       --       --
           --        --       --       --          --           --


       $   --    $   --   $   --   $   --      $   --       $   48    $    31   $  338    $  405    $  156
           --        --       --       --          --            4          4       22        27        13
       $   --    $   --   $   --   $   --      $   --       $13.71    $  8.70   $15.37    $14.82    $12.25
           --        --       --       --          --        57.6%     (43.4%)    3.7%     20.9%     11.3%
           --        --       --       --
           --        --     0.9%     1.3%        0.3%         0.7%


       $  108    $  100   $   43   $  579      $   85       $2,238    $ 1,567   $3,369    $1,722    $  642
            8         7        4       54           8          161        178      218       116        52
       $13.35    $13.97   $11.91   $10.64      $11.31       $13.89    $  8.79   $15.49    $14.90    $12.29
        (4.4%)    17.3%    11.9%       --       13.1%        58.0%     (43.3%)    4.0%     21.2%     11.6%
         3.7%      3.8%       --     4.0%        3.0%           --       2.8%     1.7%      0.3%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                           ROYCE
                                                   SMALL-CAP PORTFOLIO--
                                                     INVESTMENT CLASS
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $10.50    $ 10.50   $10.50    $10.50    $   --
Total Return.......................       --         --       --      5.0%        --
Investment Income Ratio............       --         --       --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $7,162    $ 5,087   $3,797    $1,546    $  187
Units Outstanding..................      634        609      331       132        18
Variable Accumulation Unit Value...   $11.29    $  8.35   $11.47    $11.72    $10.15
Total Return.......................    35.2%     (27.2%)   (2.1%)    15.4%      1.5%
Investment Income Ratio............       --       1.0%     0.1%      0.1%        --







                                                       T. ROWE PRICE
                                                         INDEX 500
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $  393    $   373   $  442    $  347    $   24
Units Outstanding..................       39         46       34        28         2
Variable Accumulation Unit Value...   $10.13    $  8.03   $12.82    $12.20    $10.57
Total Return.......................    26.1%     (37.4%)    5.1%     15.4%      5.7%
Investment Income Ratio............     1.9%       2.1%     1.7%      2.4%      2.4%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------




                        T. ROWE PRICE                                     T. ROWE PRICE
                      BLUE CHIP GROWTH                                    EQUITY INCOME
                          PORTFOLIO                                         PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------

       $   --    $    --   $   --    $   --    $   --    $   385   $   405   $   658   $   659   $  460
           --         --       --        --        --         27        36        37        38       32
       $   --    $    --   $   --    $   --    $   --    $ 14.06   $ 11.23   $ 17.64   $ 17.20   $14.56
           --         --       --        --        --      25.2%    (36.3%)     2.5%     18.1%     3.2%
           --         --       --        --        --       2.0%      2.3%      1.7%      1.7%     1.5%


       $   --    $    --   $   --    $  141    $  241    $   881   $ 1,078   $ 2,152   $ 1,681   $2,588
           --         --       --        11        21         72       111       141       113      207
       $12.64    $ 12.64   $12.64    $12.31    $11.25    $ 12.18   $  9.72   $ 15.26   $ 14.81   $12.48
           --         --     2.7%      9.4%      5.7%      25.3%    (36.3%)     3.0%     18.7%     3.7%
           --         --       --      0.2%      0.1%       2.0%      2.3%      1.8%      1.6%     1.6%


       $8,659    $ 6,092   $8,877    $7,222    $8,056    $16,988   $14,562   $20,879   $12,882   $8,428
          738        738      618       567       694      1,487     1,604     1,467       934      727
       $11.74    $  8.25   $14.36    $12.73    $11.61    $ 11.42   $  9.09   $ 14.23   $ 13.78   $11.59
        42.2%     (42.5%)   12.7%      9.7%      5.9%      25.6%    (36.1%)     3.3%     19.0%     3.9%
           --       0.1%     0.5%      0.3%      0.1%       2.0%      2.4%      1.8%      1.6%     1.4%







                        T. ROWE PRICE                                     T. ROWE PRICE
                     INTERNATIONAL STOCK                                LIMITED-TERM BOND
                          PORTFOLIO                                         PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2009      2008      2007      2006      2005      2009      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $   --    $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --         --       --        --        --        --        --        --        --        --
       $   --    $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --         --       --        --        --        --        --        --        --        --
           --         --       --        --        --        --        --        --        --        --


       $  489    $   284   $  477    $  377    $  275    $   52    $  124    $  121    $  101    $   93
           36         32       27        24        21         4        10        10         9         9
       $13.59    $  8.94   $17.47    $15.50    $13.04    $12.92    $11.96    $11.80    $11.22    $10.80
        52.0%     (48.8%)   12.8%     18.8%     15.7%      8.0%      1.3%      5.2%      3.8%      1.5%
         3.1%       2.4%     1.6%      1.4%      1.8%      3.5%      4.0%      4.3%      4.0%      3.5%


       $1,610    $   736   $1,672    $  905    $  375    $2,392    $1,862    $1,604    $  873    $  325
          118         82       96        58        29       194       163       143        82        32
       $13.64    $  8.95   $17.45    $15.44    $12.96    $12.35    $11.41    $11.23    $10.65    $10.23
        52.4%     (48.7%)   13.0%     19.1%     16.0%      8.3%      1.6%      5.5%      4.1%      1.8%
         2.8%       2.0%     1.7%      0.9%      1.3%      3.4%      4.0%      4.2%      3.8%      3.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                       T. ROWE PRICE
                                                    NEW AMERICA GROWTH
                                                         PORTFOLIO
                                     ------------------------------------------------
                                       2009      2008      2007      2006      2005
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $    --   $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --    $   --
Total Return.......................       --         --       --        --        --
Investment Income Ratio............       --         --       --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   --    $    --   $  247    $  295    $   75
Units Outstanding..................       --         --       18        24         7
Variable Accumulation Unit Value...   $14.07    $ 14.07   $13.85    $12.22    $10.64
Total Return.......................       --       1.6%    13.3%     14.9%      6.4%
Investment Income Ratio............       --         --       --      0.1%        --

SERIES III POLICIES(c)
Net Assets.........................   $2,355    $ 1,886   $2,665    $1,011    $  449
Units Outstanding..................      193        232      202        87        42
Variable Accumulation Unit Value...   $12.18    $  8.13   $13.17    $11.58    $10.79
Total Return.......................    49.8%     (38.2%)   13.8%      7.3%      4.5%
Investment Income Ratio............       --         --       --      0.1%        --







                                                          VAN ECK
                                                  WORLDWIDE MULTI-MANAGER                       VAN ECK WIT
                                                       ALTERNATIVES                         WORLDWIDE BOND FUND
                                     ------------------------------------------------  ----------------------------
                                       2009      2008      2007      2006      2005      2009      2008      2007
                                     ------------------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $    --   $   --    $   --     $  --    $   --    $   --    $   --
Units Outstanding..................       --         --       --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --     $  --    $   --    $   --    $   --
Total Return.......................       --         --       --        --        --        --        --        --
Investment Income Ratio............       --         --       --        --        --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   --    $    --   $   --    $   --     $  --    $   27    $   --    $   --
Units Outstanding..................       --         --       --        --        --         2        --        --
Variable Accumulation Unit Value...   $   --    $    --   $   --    $   --     $  --    $11.23    $   --    $   --
Total Return.......................       --         --       --        --        --     12.3%        --        --
Investment Income Ratio............       --         --       --        --        --        --        --        --


SERIES III POLICIES(c)
Net Assets.........................   $  188    $   296   $  306    $  244     $  75    $   13    $    4    $   --
Units Outstanding..................       17         31       27        23         8         1        --        --
Variable Accumulation Unit Value...   $11.11    $  9.76   $11.23    $10.79     $9.93    $11.27    $10.63    $10.26
Total Return.......................    13.9%     (13.1%)    4.1%      8.7%      0.2%      6.0%      3.6%        --
Investment Income Ratio............     0.4%       0.1%     0.6%        --        --      2.3%      1.5%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------




                        T. ROWE PRICE
                 PERSONAL STRATEGY BALANCED                        VAN ECK
                          PORTFOLIO                         WORLDWIDE HARD ASSETS
      ------------------------------------------------  ----------------------------
        2009      2008      2007      2006      2005      2009      2008      2007
      ------------------------------------------------------------------------------


       $    --   $    --   $    --   $    --   $   --    $   --    $    --     $--
            --        --        --        --       --        --         --      --
       $    --   $    --   $    --   $    --   $   --    $   --    $    --     $--
            --        --        --        --       --        --         --      --
            --        --        --        --       --        --         --      --



       $    --   $    --   $    --   $    --   $   --    $   --    $    --     $--
            --        --        --        --       --        --         --      --
       $    --   $    --   $    --   $    --   $   --    $   --    $    --     $--
            --        --        --        --       --        --         --      --
            --        --        --        --       --        --         --      --



       $25,168   $16,427   $13,558   $19,466   $7,790    $  152    $    16     $--
         1,941     1,675       969     1,497      670        20          3      --
       $ 12.96   $  9.81   $ 13.99   $ 13.00   $11.62    $ 7.46    $  4.74     $--
         32.1%    (29.9%)     7.6%     11.9%     6.4%     57.5%     (52.6%)     --
          2.1%      2.6%      2.1%      2.3%     1.6%      0.1%         --      --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I Policyowners:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2009, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the funds, provide a reasonable basis for our opinion.

(/s/ PricewaterhouseCoopers LLP)
PricewaterhouseCoopers LLP
New York, New York
February 17, 2010


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